UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

U.S. Equity

Mid/Small Cap

Funds

Capital Growth Fund

Dynamic Small Cap Fund

Mid Cap Equity Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Small Cap Core Fund

Small Cap Equity Fund

U.S. Small Company Fund

CONTENTS

President's Letter	1

Fund Characteristics:

Capital Growth Fund	3

Dynamic Small Cap Fund	5

Mid Cap Equity Fund	7

Mid Cap Growth Fund	9

Mid Cap Value Fund	11

Small Cap Core Fund	13

Small Cap Equity Fund	15

U.S. Small Company Fund	17

Schedules of Portfolio Investments	19

Financial Statements	64

Financial Highlights	84

Notes to Financial Statements	102

Trustees	116

Officers	118

Schedule of Shareholder Expenses	120

Highlights

•  U.S. equities experienced sporadic volatility over the six-month period

•  Interest-rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan
U.S. Equity Mid and Small Cap Funds

PRESIDENT'S LETTER JULY 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan U.S. Equity Mid and Small Cap Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2005.

Markets wrestle with intermittent volatility

U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest-rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control, to discourage speculative risk taking, etc. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered its share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

"As we enter the second half of 2005, the economy continues on a path of moderate expansion."

JPMorgan
U.S. Equity Mid and Small Cap Funds

CONTINUED

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C. W. Gatch

President
JPMorgan Funds

(Unaudited)

JPMorgan U.S. Equity Mid/Small Cap Funds2

JPMorgan
Capital Growth Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	9/23/87
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$714.2
Primary Benchmark	Russell Midcap Growth Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Amphenol Corp., Class A	1.9%
2.	Brunswick Corp.	1.8%
3.	NCR Corp.	1.6%
4.	Fisher Scientific International, Inc.	1.6%
5.	AmeriCredit Corp.	1.5%
6.	Manor Care, Inc.	1.5%
7.	International Speedway Corp., Class A	1.5%
8.	DaVita, Inc.	1.5%
9.	Royal Caribbean Cruises Ltd. (Liberia)	1.4%
10.	Medco Health Solutions, Inc.	1.4%

Top 10 equity holdings comprised 15.7% of the Portfolio's Net Assets ($714,177 in thousands). As of June 30, 2005 the Fund held 107 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds3

JPMorgan
Capital Growth Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	2.34%	10.14%	3.74%	9.69%
With Sales Charge*	(3.03%)	4.35%	2.63%	9.11%
CLASS B SHARES
Without CDSC	2.10%	9.59%	3.23%	9.26%
With CDSC**	(2.90%)	4.81%	2.93%	9.26%
CLASS C SHARES
Without CDSC	2.13%	9.58%	3.19%	9.05%
With CDSC***	1.10%	8.63%	3.19%	9.05%
SELECT CLASS SHARES	2.50%	10.51%	4.25%	10.14%

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 9/23/87.

Returns for the Select Class Shares prior to 1/25/96 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Capital Growth Fund, Russell MidCap Growth Index, and Lipper Mid-Cap Growth Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher financial growth values. The Lipper Mid-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds4

JPMorgan
Dynamic Small Cap Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	5/19/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$174.0
Primary Benchmark	Russell 2000 Growth Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Brigham Exploration Co.	1.7%
2.	Arch Coal, Inc.	1.6%
3.	Lions Gate Entertainment Corp. (Canada)	1.4%
4.	Arthrocare Corp.	1.4%
5.	La Quinta Corp.	1.4%
6.	DSP Group, Inc.	1.3%
7.	GameStop Corp.	1.3%
8.	MarineMax, Inc.	1.3%
9.	Educate, Inc.	1.3%
10.	Eagle Materials, Inc.	1.3%

Top 10 equity holdings comprised 14.0% of the Portfolio's Net Assets ($174,020 in thousands). As of June 30, 2005 the Fund held 116 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds5

JPMorgan
Dynamic Small Cap Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION (5/19/97)
CLASS A SHARES
Without Sales Charge	(1.73%)	3.13%	(2.51%)	10.04%
With Sales Charge*	(6.88%)	(2.26%)	(3.56%)	9.32%
CLASS B SHARES
Without CDSC	(2.00%)	2.51%	(3.12%)	9.34%
With CDSC**	(6.90%)	(2.49%)	(3.44%)	9.34%
CLASS C SHARES
Without CDSC	(2.01%)	2.52%	(3.12%)	9.32%
With CDSC***	(2.99%)	1.52%	(3.12%)	9.32%
SELECT CLASS SHARES	(1.54%)	3.51%	(2.11%)	10.36%

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (05/19/97 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 5/19/97.

Returns for the Select Class Shares prior to 4/5/99 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares. Returns for the Class C Shares prior to 1/7/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class B Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Dynamic Small Cap Fund, Russell 2000 Index, S&P SmallCap 600/BARRA Growth Index, and Lipper Small-Cap Growth Funds Index from May 19, 1997 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The S&P SmallCap 600/ BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P SmallCap 600 Index with higher price-to-book ratios. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/
expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds6

JPMorgan
Mid Cap Equity Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	1/1/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$249.3
Primary Benchmark	Russell Midcap Equity Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Coventry Health Care, Inc.	1.5%
2.	V.F. Corp.	1.4%
3.	Kinder Morgan, Inc.	1.3%
4.	Assurant, Inc.	1.2%
5.	Manor Care, Inc.	1.2%
6.	AutoZone, Inc. (a)	1.2%
7.	TJX Cos., Inc.	1.1%
8.	North Fork Bancorp, Inc.	1.1%
9.	Devon Energy Corp.	1.0%
10.	Alltel Corp.	1.0%

Top 10 equity holdings comprised 12.0% of the Portfolio's Net Assets ($249,325 in thousands). As of June 30, 2005 the Fund held 195 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds7

JPMorgan
Mid Cap Equity Fund

CONTINUED

(Unaudited)

	TOTAL RETURN AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS SHARES	3.79%	14.22%	7.95%	11.85%

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Select Class Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in the JPMorgan Mid Cap Equity Fund, Russell MidCap Equity Index, and Lipper Mid-Cap Core Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Equity Index measures the performance of the smallest 800 companies of the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Lipper Mid-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds8

JPMorgan
Mid Cap Growth Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	10/29/99
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$52.2
Primary Benchmark	Russell Midcap Growth Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Amphenol Corp., Class A	1.9%
2.	Brunswick Corp.	1.8%
3.	NCR Corp.	1.6%
4.	Fisher Scientific International, Inc.	1.6%
5.	AmeriCredit Corp.	1.6%
6.	Manor Care, Inc.	1.5%
7.	International Speedway Corp., Class A	1.5%
8.	DaVita, Inc.	1.5%
9.	Royal Caribbean Cruises Ltd. (Liberia)	1.4%
10.	Medco Health Solutions, Inc.	1.4%

Top 10 equity holdings comprised 15.8% of the Portfolio's Net Assets ($52,249 in thousands). As of June 30, 2005 the Fund held 107 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds9

JPMorgan
Mid Cap Growth Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION (10/29/99)
CLASS A SHARES
Without Sales Charge	2.26%	9.93%	(14.79%)	(8.60%)
With Sales Charge*	(3.14%)	4.08%	(15.70%)	(9.46%)
CLASS B SHARES
Without CDSC	1.99%	9.28%	(15.37%)	(9.22%)
With CDSC**	(3.01%)	4.28%	(15.70%)	(9.38%)

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

LIFE OF FUND PERFORMANCE (10/29/99 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The JPMorgan MidCap Growth Fund commenced operations on 10/29/99.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mid Cap Growth Fund, Russell MidCap Growth Index, and Lipper Mid-Cap Growth Funds Index from October 29, 1999 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and assumes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with higher price to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/
expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds10

JPMorgan
Mid Cap Value Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	11/13/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$6,211.4
Primary Benchmark	Russell Midcap Value Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	V.F. Corp.	2.7%
2.	Assurant, Inc.	2.4%
3.	Kinder Morgan, Inc.	2.4%
4.	AutoZone, Inc.	2.3%
5.	North Fork Bancorp, Inc.	2.2%
6.	Devon Energy Corp.	2.1%
7.	Alltel Corp.	2.1%
8.	Golden West Financial Corp.	2.0%
9.	CenturyTel, Inc.	1.9%
10.	Coventry Health Care, Inc.	1.9%

Top 10 equity holdings comprised 22.0% of the Portfolio's Net Assets ($6,211,417 in thousands). As of June 30, 2005 the Fund held 98 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds11

JPMorgan
Mid Cap Value Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION (11/13/97)
CLASS A SHARES
Without Sales Charge	4.94%	17.55%	17.94%	18.17%
With Sales Charge*	(0.56%)	11.37%	16.67%	17.35%
CLASS B SHARES
Without CDSC	4.66%	16.84%	17.27%	17.73%
With CDSC**	(0.34%)	11.84%	17.06%	17.73%
CLASS C SHARES
Without CDSC	4.65%	16.81%	17.31%	17.76%
With CDSC***	3.65%	15.81%	17.31%	17.76%
SELECT CLASS SHARES	5.09%	17.86%	18.22%	18.36%
INSTITUTIONAL CLASS SHARES	5.20%	18.15%	18.44%	18.50%

  *  Sales charge for class A shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/13/97 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 11/13/97.

Returns for the Select Class Shares prior to 10/31/01 (offering date of the Select Class Shares) are calculated using the historical expenses of the Institutional Class Shares, which are lower than the expenses of the Select Class Shares.

Returns for the Class A, Class B, and Class C Shares prior to 4/30/01 (offering date of the Class A, Class B, and Class C Shares) are calculated using the historical expenses of the Institutional Class Shares, which are lower than the expenses of the Class A Shares, Class B and C Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Mid Cap Value Fund, Russell MidCap Value Index, and Lipper Mid-Cap Value Funds Index from November 13, 1997 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell MidCap Index that have lower price-to-book ratios and lower forecasted growth rates. The Lipper Mid-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds12

JPMorgan
Small Cap Core Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	1/1/97
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$814.6
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Applied Industrial Technologies, Inc.	1.1%
2	Southwestern Energy Co.	1.1%
3	Aaron Rents, Inc.	1.0%
4	Houston Exploration Co.	0.9%
5	Moog, Inc., Class A	0.9%
6	Delphi Financial Group, Inc.	0.8%
7	Universal Forest Products, Inc.	0.8%
8	Mid-America Apartment Communities, Inc. (REIT)	0.8%
9	CarrAmerica Realty Corp. (REIT)	0.7%
10	Zenith National Insurance Corp.	0.7%

Top 10 equity holdings comprised 8.8% of the Portfolio's Net Assets ($814,569 in thousands). As of June 30, 2005 the Fund held 727 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds13

JPMorgan
Small Cap Core Fund

CONTINUED

(Unaudited)

	TOTAL RETURN AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS SHARES	(0.37%)	9.74%	5.72%	7.83%

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Select Class Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in the JPMorgan Small Cap Core Fund, Russell 2000 Index, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index from June 30, 1995 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains. During the year ended December 31, 2004, the Fund changed its benchmark from the S&P SmallCap 600 Index to the Russell 2000 Index.

The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity, and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investor's cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds14

JPMorgan
Small Cap Equity Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	12/20/94
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$384.3
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
Jarden Corp.	2.3%
Hudson Highland Group, Inc.	2.3%
United Bancshares, Inc.	2.1%
Scotts Miracle-Gro Co. (The), Class A	2.1%
ProAssurance Corp.	1.9%
Waste Connections, Inc.	1.8%
Applebees International, Inc.	1.7%
St. Mary Land & Exploration Co.	1.7%
General Cable Corp.	1.6%
Landstar System, Inc.	1.6%

Top 10 equity holdings comprised 19.1% of the Portfolio's Net Assets ($384,346 in thousands). As of June 30, 2005 the Fund held 101 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds15

JPMorgan
Small Cap Equity Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES
Without Sales Charge	3.10%	18.22%	6.77%	12.99%
With Sales Charge*	(2.33%)	12.01%	5.62%	12.38%
CLASS B SHARES
Without CDSC	2.83%	17.46%	5.97%	12.32%
With CDSC**	(2.17%)	12.46%	5.67%	12.32%
CLASS C SHARES
Without CDSC	2.79%	17.42%	5.97%	12.16%
With CDSC***	1.79%	16.42%	5.97%	12.16%
SELECT CLASS SHARES	3.36%	18.81%	7.33%	13.50%

  *  Sales charge for Class A Shares is 5.25%.

  **  Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period since inception.

  ***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 12/20/94.

Returns for the Select Class Shares prior to 5/7/96 (offering date of the Select Class Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Class Shares.

Returns for the Class B Shares prior to 3/28/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns  for the Class C Shares prior to 2/19/05 (offering date of the Class C Shares) are calculated using the historical expenses of the Class B Shares, which are lower than the expenses of the Class C  Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Small Cap Equity Fund, Russell 2000 Index, S&P SmallCap 600 Index and Lipper Small-Cap Core Funds Index from June 30, 1995 to June 30, 2005.

The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds16

JPMorgan
U.S. Small Company Fund

AS OF JUNE 30, 2005  (Unaudited)

FUND CHARACTERISTICS

FUND FACTS
Fund Inception	11/4/93
Fiscal Year End	December 31
Net Assets as of 6/30/2005 (In Millions)	$177.8
Primary Benchmark	Russell 2000 Index

COMPOSITION OF TOTAL NET ASSETS*

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
Southwestern Energy Co.	1.1%
Applied Industrial Technologies, Inc.	1.1%
Aaron Rents, Inc.	1.0%
Houston Exploration Co.	0.9%
Moog, Inc., Class A	0.9%
Delphi Financial Group, Inc.	0.8%
Universal Forest Products, Inc.	0.8%
Mid-America Apartment Communities, Inc. (REIT)	0.8%
CarrAmerica Realty Corp. (REIT)	0.7%
Landry's Restaurants, Inc.	0.7%

Top 10 equity holdings comprised 8.8% of the Portfolio's Net Assets ($177,769 in thousands). As of June 30, 2005 the Fund held 750 equity holdings. Portfolio holdings are subject to change at any time.

  *  Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

JPMorgan U.S. Equity Mid/Small Cap Funds17

JPMorgan
U.S. Small Company Fund

CONTINUED

(Unaudited)

	TOTAL RETURNS AS OF JUNE 30, 2005	AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005
	6 MONTHS	1 YEAR	5 YEARS	10 YEARS
SELECT CLASS SHARES	(0.36%)	11.79%	0.59%	8.87%
INSTITUTIONAL CLASS SHARES	(0.22%)	11.88%	0.75%	9.02%

TEN YEAR FUND PERFORMANCE (06/30/95 TO 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mututal funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 11/4/93.

Returns for the Institutional Class Shares prior to 9/10/01 (offering date of the Institutional Class Shares) are calculated using the historical expenses of the J.P. Morgan Institutional U.S. Small Company Fund, which are similar to the expenses of the Institutional Class Shares.

Returns for the Select Class Shares prior to 9/10/01 (offering date of the Select Class Shares) are calculated using the historical expenses of the J.P. Morgan U.S. Small Company Fund, which are similar to the expenses of the Select Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan U.S. Small Company Fund, Russell 2000 Index, and Lipper Small-Cap Core Funds Index from June 30, 1995 to June 30, 2005.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Small-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMorgan U.S. Equity Mid/Small Cap Funds18

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 98.4%
	Common Stocks - 98.4%
	Aerospace & Defense - 2.4%
65	L-3 Communications Holdings, Inc.	$4,955
87	Precision Castparts Corp.	6,773
118	Rockwell Collins, Inc.	5,619
		17,347
	Airlines - 0.7%
361	Southwest Airlines Co.	5,026
	Auto Components - 0.8%
134	Autoliv, Inc.	5,858
	Biotechnology - 3.0%
103	Celgene Corp. (a) (c)	4,183
144	Genzyme Corp. (a)	8,629
64	Invitrogen Corp. (a) (c)	5,314
74	OSI Pharmaceuticals, Inc. (a)	3,006
		21,132
	Capital Markets - 2.2%
376	Ameritrade Holding Corp. (a)	6,994
89	Investors Financial Services Corp. (c)	3,381
88	T. Rowe Price Group, Inc.	5,531
		15,906
	Commercial Banks - 0.8%
75	Zions Bancorp	5,529
	Commercial Services & Supplies - 3.0%
83	Dun & Bradstreet Corp. (a)	5,142
149	HNI Corp.	7,626
221	West Corp. (a)	8,479
		21,247
	Communications Equipment - 0.5%
115	Harris Corp.	3,602
	Computers & Peripherals - 3.4%
335	NCR Corp. (a)	11,748
224	Network Appliance, Inc. (a)	6,327
350	Seagate Technology (Cayman Islands) (a)	6,146
		24,221

SHARES	SECURITY DESCRIPTION	VALUE
	Construction & Engineering - 1.3%
161	Jacobs Engineering Group, Inc. (a)	$9,030
	Consumer Finance - 1.5%
436	AmeriCredit Corp. (a)	11,105
	Diversified Financial Services - 2.0%
164	CIT Group, Inc.	7,052
308	Lazard Ltd. (Bermuda), Class A (a)	7,154
		14,206
	Electrical Equipment - 0.9%
131	Rockwell Automation, Inc.	6,357
	Electronic Equipment & Instruments - 3.8%
335	Amphenol Corp., Class A	13,469
201	Arrow Electronics, Inc. (a)	5,454
264	Jabil Circuit, Inc. (a)	8,103
		27,026
	Energy Equipment & Services - 2.5%
216	Grant Prideco, Inc. (a)	5,721
97	Nabors Industries Ltd. (Bermuda) (a)	5,871
99	Noble Corp. (Cayman Islands)	6,114
		17,706
	Health Care Equipment & Supplies - 5.7%
105	Bausch & Lomb, Inc.	8,740
79	Beckman Coulter, Inc.	5,051
73	Biomet, Inc.	2,541
172	Fisher Scientific International, Inc. (a)	11,179
99	Millipore Corp. (a)	5,611
163	Nektar Therapeutics (a)	2,741
66	Zimmer Holdings, Inc. (a)	4,989
		40,852
	Health Care Providers & Services - 11.5%
92	Aetna, Inc.	7,603
129	Caremark Rx, Inc. (a)	5,725
97	Coventry Health Care, Inc. (a)	6,870
233	DaVita, Inc. (a)	10,610
103	Laboratory Corp. of America Holdings (a)	5,132
79	LifePoint Hospitals, Inc. (a)	3,971

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds19

JPMorgan Capital Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - Continued
277	Manor Care, Inc.	$10,989
130	McKesson Corp.	5,836
184	Medco Health Solutions, Inc. (a)	9,824
198	Omnicare, Inc.	8,384
137	Triad Hospitals, Inc. (a)	7,497
		82,441
	Hotels, Restaurants & Leisure - 8.1%
245	Applebees International, Inc.	6,477
177	Brinker International, Inc. (a)	7,093
88	Harrah's Entertainment, Inc.	6,353
229	Hilton Hotels Corp.	5,469
190	International Speedway Corp., Class A	10,706
87	Marriott International, Inc., Class A	5,956
214	Royal Caribbean Cruises Ltd. (Liberia) (c)	10,330
79	Station Casinos, Inc.	5,265
		57,649
	Household Durables - 0.6%
57	Harman International Industries, Inc.	4,646
	Household Products - 0.5%
62	Energizer Holdings, Inc. (a)	3,830
	Insurance - 0.7%
72	AMBAC Financial Group, Inc.	5,012
	Internet Software & Services - 0.5%
138	VeriSign, Inc. (a)	3,969
	IT Services - 1.8%
177	Alliance Data Systems Corp. (a) (c)	7,187
165	CheckFree Corp. (a)	5,603
		12,790
	Leisure Equipment & Products - 1.8%
292	Brunswick Corp.	12,632
	Machinery - 2.8%
121	Harsco Corp.	6,617
83	ITT Industries, Inc.	8,118

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery - Continued
66	Oshkosh Truck Corp.	$5,135
		19,870
	Media - 1.3%
67	Getty Images, Inc. (a)	5,005
120	XM Satellite Radio Holdings, Inc., Class A (a) (c)	4,049
		9,054
	Metals & Mining - 0.9%
118	Consol Energy, Inc.	6,309
	Multiline Retail - 0.6%
217	Dollar General Corp.	4,426
	Office Electronics - 1.7%
367	Xerox Corp. (a)	5,059
156	Zebra Technologies Corp., Class A (a)	6,841
		11,900
	Oil, Gas & Consumable Fuels - 3.5%
87	EOG Resources, Inc.	4,964
93	Murphy Oil Corp.	4,837
146	Newfield Exploration Co. (a)	5,820
138	Range Resources Corp.	3,710
148	Talisman Energy, Inc. (Canada)	5,543
		24,874
	Pharmaceuticals - 1.0%
119	Sepracor, Inc. (a) (c)	7,138
	Road & Rail - 1.2%
444	Hunt (J.B.) Transport Services, Inc.	8,562
	Semiconductors & Semiconductor Equipment - 5.3%
131	Broadcom Corp., Class A (a)	4,666
114	KLA-Tencor Corp.	4,986
176	Lam Research Corp. (a)	5,102
233	Linear Technology Corp.	8,562
288	Microchip Technology, Inc.	8,520

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds20

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30,2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
223	Nvidia Corp. (a) (c)	$5,969
		37,805
	Software - 4.6%
284	Adobe Systems, Inc.	8,128
339	Citrix Systems, Inc. (a)	7,345
218	Cognos, Inc. (Canada) (a)	7,458
227	Computer Associates International, Inc.	6,226
91	Mercury Interactive Corp. (a)	3,498
		32,655
	Specialty Retail - 12.7%
118	Abercrombie & Fitch Co.	8,100
151	Advance Auto Parts, Inc. (a) (c)	9,757
215	Bed Bath & Beyond, Inc. (a)	8,962
275	CarMax, Inc. (a) (c)	7,321
248	Circuit City Stores, Inc.	4,291
266	Foot Locker, Inc.	7,230
139	Michaels Stores, Inc.	5,750
259	Pacific Sunwear of California, Inc. (a)	5,947
242	Petco Animal Supplies, Inc. (a)	7,101
235	Ross Stores, Inc. (c)	6,797
156	Sherwin-Williams Co. (The)	7,355
208	TJX Cos., Inc.	5,060
141	Weight Watchers International, Inc. (a) (c)	7,298
		90,969
	Textiles, Apparel & Luxury Goods - 0.7%
121	Polo Ralph Lauren Corp.	5,221
	Trading Companies & Distributors - 1.1%
230	MSC Industrial Direct Co.	7,752
	Wireless Telecommunication Services - 1.0%
113	NII Holdings, Inc. (a)	7,244
	(Cost $602,134)	Total Common Stocks 702,898
Total Long-Term Investments (Cost $602,134)		702,898

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment - 2.1%
	Investment Company - 2.1%
14,906	JPMorgan Prime Money Market Fund (b) (m) (Cost $14,906)	$14,906
Investments of Cash Collateral for Securities Loaned - 7.4%
	Investment Companies - 1.1%
4,726	BGI Prime Money Market Fund	4,726
3,313	Morgan Stanley Intitutional Liquidity Funds	3,313
		8,039
PRINCIPAL AMOUNT
	Repurchase Agreements - 6.3%
$45,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $45,004, collateralized by U.S. Agency Mortgages	45,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $53,039)	53,039
	Total Investments - 107.9%	$770,843
	(Cost $670,079)
	Liabilities in excess of other assets - (7.9)%	(56,666)
	NET ASSETS - 100.0%	$714,177

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds21

JPMorgan Dynamic Small Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 96.9%
	Common Stocks - 96.9%
	Aerospace & Defense - 1.9%
44	Argon St., Inc. (a)	$1,545
50	Engineered Support Systems, Inc.	1,805
		3,350
	Air Freight & Logistics - 0.6%
16	UTI Worldwide, Inc. (c)	1,079
	Airlines - 0.6%
61	Skywest, Inc.	1,113
	Banks - 0.1%
5	Western Alliance Bancorp (a)	132
	Biotechnology - 4.2%
40	Alexion Pharmaceuticals, Inc. (a) (c)	928
41	Cubist Pharmaceuticals, Inc. (a) (c)	539
23	CV Therapeutics, Inc. (a) (c)	504
45	Idenix Pharmaceuticals, Inc. (a) (c)	981
129	Inc.yte Corp. (a) (c)	923
63	Nabi Biopharmaceuticals (a) (c)	963
49	Rigel Pharmaceuticals, Inc. (a) (c)	966
39	Telik, Inc. (a)	633
18	United Therapeutics Corp. (a) (c)	848
		7,285
	Building Products - 0.7%
42	Simpson Manufacturing Co., Inc. (c)	1,286
	Capital Markets - 0.9%
37	Greenhill & Co., Inc. (c)	1,483
	Commercial Banks - 2.8%
47	East-West Bancorp, Inc. (c)	1,591
57	EuroBancshares, Inc. (a)	916
61	Texas Capital Bancshares, Inc. (a) (c)	1,199
8	West Coast Bancorp (c)	195
17	Wintrust Financial Corp.	906
		4,807
	Commercial Services & Supplies - 5.4%
53	Chemed Corp.	2,179
159	Educate, Inc. (a)	2,251

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Services & Supplies - Continued
80	LECG Corp. (a) (c)	$1,704
59	Morningstar Inc. (a)	1,658
49	Universal Technical Institute, Inc. (a) (c)	1,629
		9,421
	Communications Equipment - 5.2%
215	Atheros Communications, Inc. (a) (c)	1,736
64	Avocent Corp. (a)	1,679
15	F5 Networks, Inc. (a)	720
107	Packeteer, Inc. (a)	1,512
172	Symmetricom, Inc. (a) (c)	1,785
79	ViaSat, Inc. (a) (c)	1,596
		9,028
	Computers & Peripherals - 1.1%
36	Avid Technology, Inc. (a)	1,931
	Construction Materials - 1.3%
24	Eagle Materials, Inc. (c)	2,194
	Diversified Financial Services - 1.0%
85	Marlin Business Services, Inc. (a) (c)	1,717
	Diversified Telecommunication Services - 0.4%
27	NeuStar, Inc. (a)	701
	Electrical Equipment - 1.2%
139	General Cable Corp. (a) (c)	2,061
	Electronic Equipment & Instruments - 3.5%
197	Aeroflex, Inc. (a)	1,656
46	Global Imaging Systems, Inc. (a) (c)	1,472
28	Scansource, Inc. (a) (c)	1,202
50	Tech Data Corp. (a)	1,820
		6,150
	Energy Equipment & Services - 2.8%
115	Pioneer Drilling Co. (a)	1,752
85	Superior Energy Services, Inc. (a)	1,513
43	Universal Compression Holdings, Inc. (a)	1,562
		4,827

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds22

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Equipment & Supplies - 4.2%
44	Abaxis, Inc. (a) (c)	$481
22	Advanced Medical Optics, Inc. (a) (c)	862
69	Arthrocare Corp. (a) (c)	2,420
12	Cooper Cos., Inc. (The)	700
45	Kyphon, Inc. (a) (c)	1,571
144	TriPath Imaging, Inc. (a) (c)	1,232
		7,266
	Health Care Providers & Services - 7.6%
59	Amedisys, Inc. (a) (c)	2,152
39	Covance, Inc. (a)	1,763
90	Gentiva Health Services, Inc. (a)	1,602
37	Psychiatric Solutions, Inc. (a)	1,819
36	Sunrise Senior Living, Inc. (a) (c)	1,965
78	Symbion, Inc. (a)	1,860
40	United Surgical Partners International, Inc. (a)	2,086
		13,247
	Hotels, Restaurants & Leisure - 6.4%
43	Gaylord Entertainment Co. (a) (c)	1,980
255	La Quinta Corp. (a)	2,375
42	Orient-Express Hotels Ltd. (Bermuda)	1,340
62	Rare Hospitality International, Inc. (a)	1,891
49	Speedway Motorsports, Inc.	1,806
54	WMS Industries, Inc. (a) (c)	1,814
		11,206
	Household Durables - 1.0%
176	Champion Enterprises, Inc. (a) (c)	1,754
	Insurance - 1.9%
70	Direct General Corp. (c)	1,303
47	ProAssurance Corp. (a) (c)	1,954
		3,257
	Internet Software & Services - 2.5%
137	Digitas, Inc. (a)	1,563
43	Equinix, Inc. (a) (c)	1,859
36	WebEx Communications, Inc. (a) (c)	956
		4,378

SHARES	SECURITY DESCRIPTION	VALUE
	IT Services - 3.7%
53	Alliance Data Systems Corp. (a)	$2,164
34	CACI International, Inc., Class A (a)	2,128
262	Sapient Corp. (a) (c)	2,077
		6,369
	Leisure Equipment & Products - 3.4%
120	K2, Inc. (a) (c)	1,525
73	MarineMax, Inc. (a) (c)	2,291
61	SCP Pool Corp.	2,139
		5,955
	Machinery - 1.1%
24	Oshkosh Truck Corp.	1,859
	Media - 2.2%
242	Lions Gate Entertainment Corp. (Canada) (a) (c)	2,479
65	Salem Communications Corp., Class A (a)	1,290
		3,769
	Metals & Mining - 3.4%
69	Allegheny Technologies, Inc.	1,518
28	Alpha Natural Resources, Inc. (a)	678
51	Arch Coal, Inc. (c)	2,753
52	Century Aluminum Co. (a) (c)	1,059
		6,008
	Oil, Gas & Consumable Fuels - 2.7%
318	Brigham Exploration Co. (a) (c)	2,900
37	Newfield Exploration Co. (a)	1,472
8	Remington Oil & Gas Corp. (a)	297
		4,669
	Pharmaceuticals - 2.5%
106	Adolor Corp. (a)	977
54	AtheroGenics, Inc. (a) (c)	867
258	AVANIR Pharmaceuticals, Class A (a)	721
79	Cypress Bioscience, Inc. (a) (c)	1,037
44	Theravance, Inc. (a)	754
		4,356
	Real Estate - 0.5%
25	Global Signal, Inc. (REIT) (c) (m)	922

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds23

JPMorgan Dynamic Small Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Road & Rail - 0.3%
64	Sirva, Inc. (a) (c)	$542
	Semiconductors & Semiconductor Equipment - 4.0%
21	ATMI, Inc. (a) (c)	598
125	Credence Systems Corp. (a) (c)	1,128
97	DSP Group, Inc. (a)	2,324
97	Mattson Technology, Inc. (a) (c)	695
60	Microsemi Corp. (a)	1,134
30	Varian Semiconductor Equipment Associates, Inc. (a)	1,102
		6,981
	Software - 5.6%
148	Epicor Software Corp. (a)	1,960
46	Hyperion Solutions Corp. (a)	1,853
27	Kronos, Inc. (a) (c)	1,093
77	Serena Software, Inc. (a)	1,478
133	VeriFone Holdings, Inc. (a)	2,160
39	Verint Systems, Inc. (a) (c)	1,241
		9,785
	Specialty Retail - 6.5%
59	Aaron Rents, Inc.	1,471
59	Bebe Stores, Inc. (c)	1,572
26	Children's Place, Inc. (a)	1,190
25	DSW, Inc. (a)	616
71	GameStop Corp. (a) (c)	2,309
44	Genesco, Inc. (a) (c)	1,649
22	Guitar Center, Inc. (a) (c)	1,264
61	New York & Co., Inc. (a)	1,293
		11,364
	Textiles, Apparel & Luxury Goods - 2.2%
115	Skechers U.S.A., Inc., Class A (a)	1,644
92	Warnaco Group, Inc. (The) (a) (c)	2,133
		3,777
	Thrifts & Mortgage Finance - 0.5%
49	R&G Financial Corp., Class B	872

SHARES	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services - 1.0%
72	Nextel Partners, Inc. (a)	$1,806
	Total Common Stocks (Cost $155,048)	168,707
	Total Long-Term Investments (Cost $155,048)	168,707
Short-Term Investment - 3.4%
	Investment Company - 3.4%
5,923	JPMorgan Prime Money Market Fund (b) (Cost $5,923)	5,923
Investments of Cash Collateral for Securities Loaned - 22.7%
	Investment Companies - 4.3%
4,299	BGI Prime Money Market Fund	4,299
3,107	Morgan Stanley Institutional Liquidity Funds	3,107
		7,406
PRINCIPAL AMOUNT
	Repurchase Agreements - 18.4%
$32,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $32,003, collateralized by U.S. Agency Mortgages	32,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $39,406)	39,406
	Total Investments - 123.0%	$214,036
	(Cost $200,377)
	Liabilities in excess of other assets - (23.0)%	(40,016)
	Net Assets - 100.0%	$174,020

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds24

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 97.9%
	Common Stocks - 97.9%
	Aerospace & Defense - 1.2%
11	L-3 Communications Holdings, Inc.	$862
15	Precision Castparts Corp.	1,176
20	Rockwell Collins, Inc.	975
		3,013
	Airlines - 0.4%
63	Southwest Airlines Co.	873
	Auto Components - 0.8%
23	Autoliv, Inc.	1,016
18	BorgWarner, Inc.	950
		1,966
	Beverages - 0.4%
16	Brown-Forman Corp., Class B	947
	Biotechnology - 1.5%
18	Celgene Corp. (a) (c)	726
25	Genzyme Corp. (a)	1,499
11	Invitrogen Corp. (a) (c)	925
13	OSI Pharmaceuticals, Inc. (a)	521
		3,671
	Building Products - 0.4%
22	American Standard Cos., Inc.	910
	Capital Markets - 2.5%
65	Ameritrade Holding Corp. (a)	1,215
16	Investors Financial Services Corp.	586
12	Legg Mason, Inc.	1,218
26	Northern Trust Corp.	1,204
32	T. Rowe Price Group, Inc.	2,025
		6,248
	Chemicals - 2.0%
43	Albemarle Corp.	1,550
35	International Flavors & Fragrances, Inc.	1,264
19	PPG Industries, Inc.	1,205
17	Sigma-Aldrich Corp.	941
		4,960

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - 3.5%
15	Cullen/Frost Bankers, Inc.	$729
22	M&T Bank Corp.	2,313
95	North Fork Bancorp, Inc.	2,673
33	TCF Financial Corp.	864
32	Wilmington Trust Corp.	1,160
13	Zions Bancorp	960
		8,699
	Commercial Services & Supplies - 2.0%
15	Dun & Bradstreet Corp. (a)	894
26	HNI Corp.	1,325
3	Pitney Bowes, Inc.	131
34	Republic Services, Inc.	1,231
38	West Corp. (a) (c)	1,471
		5,052
	Communications Equipment - 0.3%
20	Harris Corp.	626
	Computers & Peripherals - 2.0%
12	Lexmark International, Inc., Class A (a)	752
58	NCR Corp. (a)	2,039
39	Network Appliance, Inc. (a)	1,098
61	Seagate Technology (Cayman Islands) (a)	1,067
		4,956
	Construction & Engineering - 0.6%
28	Jacobs Engineering Group, Inc. (a) (c)	1,567
	Construction Materials - 0.9%
33	Vulcan Materials Co.	2,171
	Consumer Finance - 0.8%
76	AmeriCredit Corp. (a) (c)	1,928
	Containers & Packaging - 1.0%
28	Ball Corp.	1,003
65	Pactiv Corp. (a)	1,403
		2,406

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds25

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Distributors - 0.3%
19	Genuine Parts Co.	$772
	Diversified Financial Services - 1.3%
29	CIT Group, Inc.	1,225
53	Lazard Ltd. (Bermuda), Class A (a)	1,242
20	Principal Financial Group	851
		3,318
	Diversified Telecommunication Services - 2.0%
41	Alltel Corp.	2,560
70	CenturyTel, Inc.	2,420
		4,980
	Electric Utilities - 1.4%
35	DPL, Inc.	966
21	PPL Corp.	1,235
51	Westar Energy, Inc.	1,226
		3,427
	Electrical Equipment - 1.3%
25	Ametek, Inc.	1,026
18	Cooper Industries Ltd. (Bermuda), Class A	1,150
23	Rockwell Automation, Inc.	1,103
		3,279
	Electronic Equipment & Instruments - 1.9%
58	Amphenol Corp., Class A	2,338
35	Arrow Electronics, Inc. (a)	947
46	Jabil Circuit, Inc. (a)	1,407
		4,692
	Energy Equipment & Services - 1.2%
38	Grant Prideco, Inc. (a)	993
17	Nabors Industries Ltd. (Bermuda) (a)	1,019
17	Noble Corp. (Cayman Islands)	1,061
		3,073
	Food Products - 1.4%
39	Dean Foods Co. (a)	1,374
70	Del Monte Foods Co. (a)	750
38	Hormel Foods Corp.	1,109
7	TreeHouse Foods, Inc. (a)	201
		3,434

SHARES	SECURITY DESCRIPTION	VALUE
	Gas Utilities - 0.7%
26	AGL Resources, Inc.	$1,009
27	UGI Corp.	764
		1,773
	Health Care Equipment & Supplies - 3.2%
18	Bausch & Lomb, Inc.	1,519
26	Beckman Coulter, Inc.	1,640
13	Biomet, Inc.	442
30	Fisher Scientific International, Inc. (a)	1,940
18	Millipore Corp. (a)	993
28	Nektar Therapeutics (a) (c)	476
11	Zimmer Holdings, Inc. (a)	864
		7,874
	Health Care Providers & Services - 8.0%
16	Aetna, Inc.	1,321
22	Caremark Rx, Inc. (a)	995
51	Coventry Health Care, Inc. (a)	3,626
41	DaVita, Inc. (a)	1,843
18	Laboratory Corp. of America Holdings (a)	891
14	LifePoint Hospitals, Inc. (a)	690
16	Magellan Health Services, Inc. (a)	575
75	Manor Care, Inc.	2,980
23	McKesson Corp.	1,012
32	Medco Health Solutions, Inc. (a)	1,705
59	Omnicare, Inc. (c)	2,482
12	Quest Diagnostics	629
24	Triad Hospitals, Inc. (a)	1,300
		20,049
	Hotels, Restaurants & Leisure - 5.1%
79	Applebees International, Inc.	2,102
31	Brinker International, Inc. (a)	1,232
16	Harrah's Entertainment, Inc.	1,135
40	Hilton Hotels Corp.	949
33	International Speedway Corp., Class A	1,859
15	Marriott International, Inc., Class A	1,034
38	Outback Steakhouse, Inc.	1,737
37	Royal Caribbean Cruises Ltd. (Liberia)	1,794
14	Station Casinos, Inc.	913
		12,755

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds26

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Household Durables - 1.3%
18	Fortune Brands, Inc.	$1,563
10	Harman International Industries, Inc.	805
10	Mohawk Industries, Inc. (a)	825
		3,193
	Household Products - 0.6%
16	Clorox Co.	903
11	Energizer Holdings, Inc. (a)	696
		1,599
	Industrial Conglomerates - 0.6%
22	Carlisle Cos., Inc.	1,510
	Insurance - 4.6%
12	AMBAC Financial Group, Inc.	869
83	Assurant, Inc.	2,993
23	CInc.innati Financial Corp.	900
42	IPC Holdings Ltd. (Bermuda)	1,644
88	Old Republic International Corp.	2,234
15	PartnerRe Ltd. (Bermuda)	966
21	Safeco Corp.	1,152
19	Willis Group Holdings Ltd. (Bermuda)	635
		11,393
	Internet Software & Services - 0.3%
24	VeriSign, Inc. (a)	689
	IT Services - 1.3%
22	Affiliated Computer Services, Inc., Class A (a)	1,145
31	Alliance Data Systems Corp. (a) (c)	1,247
29	CheckFree Corp. (a) (c)	972
		3,364
	Leisure Equipment & Products - 0.9%
51	Brunswick Corp.	2,194
	Machinery - 2.6%
38	Crane Co.	1,005
43	Harsco Corp.	2,348
14	ITT Industries, Inc.	1,411
11	Oshkosh Truck Corp. (c)	893
15	Parker-Hannifin Corp.	936
		6,593

SHARES	SECURITY DESCRIPTION	VALUE
	Media - 3.1%
52	Dex Media, Inc.	$1,267
26	E.W. Scripps Co., Class A	1,257
27	Gannett Co., Inc.	1,906
12	Getty Images, Inc. (a) (c)	869
39	Interactive Data Corp. (a)	810
10	Knight Ridder, Inc.	601
1	Washington Post Co. (The), Class B	418
21	XM Satellite Radio Holdings, Inc., Class A (a) (c)	704
		7,832
	Metals & Mining - 0.4%
20	Consol Energy, Inc.	1,096
	Multi-Utilities - 1.8%
31	Energen Corp.	1,079
37	Energy East Corp.	1,061
16	Questar Corp.	1,048
32	SCANA Corp.	1,345
		4,533
	Multiline Retail - 1.5%
38	Dollar General Corp.	769
53	Family Dollar Stores, Inc.	1,383
16	May Department Stores Co. (The)	634
26	Tuesday Morning Corp.	829
		3,615
	Office Electronics - 0.8%
64	Xerox Corp. (a)	878
27	Zebra Technologies Corp., Class A (a)	1,202
		2,080
	Oil, Gas & Consumable Fuels - 6.1%
19	Ashland, Inc.	1,366
39	Burlington Resources, Inc.	2,127
51	Devon Energy Corp.	2,570
15	EOG Resources, Inc.	863
37	Kinder Morgan, Inc.	3,053
20	Marathon Oil Corp.	1,046
16	Murphy Oil Corp.	841
25	Newfield Exploration Co. (a)	1,011
18	Pioneer Natural Resources Co.	774

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds27

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Oil, Gas & Consumable Fuels - continued
24	Range Resources Corp. (c)	$644
26	Talisman Energy, Inc. (Canada)	962
		15,257
	Paper & Forest Products - 0.3%
29	MeadWestvaco Corp.	808
	Personal Products - 0.4%
25	Estee Lauder Cos., Inc., Class A	978
	Pharmaceuticals - 0.5%
21	Sepracor, Inc. (a)	1,239
	Real Estate - 1.4%
43	Brookfield Properties Co. (Canada)	1,244
8	Forest City Enterprises, Inc.	568
14	PS Business Parks, Inc., Class A (REIT)	618
20	Rayonier, Inc. (REIT)	1,072
		3,502
	Road & Rail - 0.6%
77	Hunt (J.B.) Transport Services, Inc.	1,486
	Semiconductors & Semiconductor Equipment - 2.6%
23	Broadcom Corp., Class A (a)	811
20	KLA-Tencor Corp.	865
31	Lam Research Corp. (a)	886
41	Linear Technology Corp.	1,486
50	Microchip Technology, Inc.	1,479
39	Nvidia Corp. (a)	1,037
		6,564
	Software - 2.6%
49	Adobe Systems, Inc.	1,411
59	Citrix Systems, Inc. (a)	1,275
38	Cognos, Inc. (Canada) (a) (c)	1,295
70	Computer Associates International, Inc.	1,928
16	Mercury Interactive Corp. (a)	608
		6,517

SHARES	SECURITY DESCRIPTION	VALUE
	Specialty Retail - 9.6%
20	Abercrombie & Fitch Co.	$1,405
26	Advance Auto Parts, Inc. (a)	1,694
49	Autonation, Inc. (a)	999
32	AutoZone, Inc. (a)	2,913
37	Bed Bath & Beyond, Inc. (a)	1,556
48	CarMax, Inc. (a)	1,271
43	Circuit City Stores, Inc. (c)	745
46	Foot Locker, Inc.	1,255
24	Michaels Stores, Inc.	999
45	Pacific Sunwear of California, Inc. (a)	1,032
42	Petco Animal Supplies, Inc. (a) (c)	1,233
41	Ross Stores, Inc. (c)	1,180
53	Sherwin-Williams Co. (The)	2,510
36	Tiffany & Co.	1,173
110	TJX Cos., Inc.	2,688
25	Weight Watchers International, Inc. (a) (c)	1,267
		23,920
	Textiles, Apparel & Luxury Goods - 2.3%
31	Columbia Sportswear Co. (a)	1,507
21	Polo Ralph Lauren Corp.	914
59	V.F. Corp.	3,370
		5,791
	Thrifts & Mortgage Finance - 1.9%
39	Golden West Financial Corp.	2,511
18	MGIC Investment Corp.	1,200
23	Webster Financial Corp.	1,069
		4,780
	Trading Companies & Distributors - 0.7%
13	Hughes Supply, Inc.	357
40	MSC Industrial Direct Co. (c)	1,346
		1,703
	Wireless Telecommunication Services - 1.0%
20	NII Holdings, Inc. (a)	1,261
14	Telephone & Data Systems, Inc.	555
15	Telephone & Data Systems, Inc.	571
		2,387
	Total Common Stocks (Cost $196,818)	244,042
	Total Long-Term Investments (Cost $196,818)	244,042

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds28

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment- 2.4%
	Investment Company - 2.4%
5,894	JPMorgan Prime Money Market Fund (b) (m) (Cost $5,894)	$5,894
Investments of Cash Collateral for Securities Loaned - 5.0%
	Investment Companies - 5.0%
3,948	Morgan Stanley Intitutional Liquidity Funds	3,948
8,472	BGI Prime Money Market Fund	8,472
	Total Investments of Cash Collateral for Securities Loaned (Cost $12,420)	12,420
	Total Investments - 105.2% (Cost $215,132)	262,356
	Liabilities in excess of other assets - (5.2)%	(13,031)
	Net Assets - 100.0%	$249,325

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds29

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 99.3%
	Common Stocks - 99.3%
	Aerospace & Defense - 2.5%
5	L-3 Communications Holdings, Inc.	$368
6	Precision Castparts Corp.	498
9	Rockwell Collins, Inc.	415
		1,281
	Airlines - 0.7%
27	Southwest Airlines Co.	371
	Auto Components - 0.8%
10	Autoliv, Inc.	431
	Biotechnology - 3.0%
8	Celgene Corp. (a) (c)	308
11	Genzyme Corp. (a)	637
5	Invitrogen Corp. (a) (c)	391
5	OSI Pharmaceuticals, Inc. (a)	223
		1,559
	Capital Markets - 2.2%
28	Ameritrade Holding Corp. (a)	516
7	Investors Financial Services Corp.	251
7	T. Rowe Price Group, Inc.	407
		1,174
	Commercial Banks - 0.8%
6	Zions Bancorp	412
	Commercial Services & Supplies - 3.0%
6	Dun & Bradstreet Corp. (a)	379
11	HNI Corp.	563
16	West Corp. (a) (c)	626
		1,568
	Communications Equipment - 0.5%
9	Harris Corp.	265
	Computers & Peripherals - 3.4%
25	NCR Corp. (a)	868
17	Network Appliance, Inc. (a)	466
26	Seagate Technology (Cayman Islands) (a)	454
		1,788

SHARES	SECURITY DESCRIPTION	VALUE
	Construction & Engineering - 1.3%
12	Jacobs Engineering Group, Inc. (a)	$667
	Consumer Finance - 1.6%
32	AmeriCredit Corp. (a) (c)	820
	Diversified Financial Services - 2.0%
12	CIT Group, Inc.	520
23	Lazard Ltd. (Bermuda), Class A (a)	527
		1,047
	Electrical Equipment - 0.9%
10	Rockwell Automation, Inc.	470
	Electronic Equipment & Instruments - 3.8%
25	Amphenol Corp., Class A	994
15	Arrow Electronics, Inc. (a)	402
19	Jabil Circuit, Inc. (a)	598
		1,994
	Energy Equipment & Services - 2.5%
16	Grant Prideco, Inc. (a)	422
7	Nabors Industries Ltd. (Bermuda) (a)	433
7	Noble Corp. (Cayman Islands)	452
		1,307
	Health Care Equipment & Supplies - 5.8%
8	Bausch & Lomb, Inc.	643
6	Beckman Coulter, Inc.	372
5	Biomet, Inc.	187
13	Fisher Scientific International, Inc. (a)	824
7	Millipore Corp. (a)	420
12	Nektar Therapeutics (a) (c)	202
5	Zimmer Holdings, Inc. (a)	370
		3,018
	Health Care Providers & Services - 11.6%
7	Aetna, Inc.	563
10	Caremark Rx, Inc. (a)	423
7	Coventry Health Care, Inc. (a)	506
17	DaVita, Inc. (a)	783
8	Laboratory Corp. of America Holdings (a)	379
6	LifePoint Hospitals, Inc. (a)	293

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 30

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - Continued
20	Manor Care, Inc.	$811
10	McKesson Corp.	430
14	Medco Health Solutions, Inc. (a)	726
15	Omnicare, Inc. (c)	619
10	Triad Hospitals, Inc. (a)	555
		6,088
	Hotels, Restaurants & Leisure - 8.2%
18	Applebees International, Inc.	478
13	Brinker International, Inc. (a)	523
7	Harrah's Entertainment, Inc.	478
17	Hilton Hotels Corp.	404
14	International Speedway Corp., Class A	791
6	Marriott International, Inc., Class A	440
16	Royal Caribbean Cruises Ltd. (Liberia) (c)	762
6	Station Casinos, Inc.	388
		4,264
	Household Durables - 0.7%
4	Harman International Industries, Inc.	342
	Household Products - 0.5%
5	Energizer Holdings, Inc. (a)	286
	Insurance - 0.7%
5	AMBAC Financial Group, Inc.	370
	Internet Software & Services - 0.6%
10	VeriSign, Inc. (a)	293
	IT Services - 1.8%
13	Alliance Data Systems Corp. (a) (c)	531
12	CheckFree Corp. (a) (c)	414
		945
	Leisure Equipment & Products - 1.8%
22	Brunswick Corp.	931
	Machinery - 2.8%
9	Harsco Corp.	488
6	ITT Industries, Inc.	600

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery - Continued
5	Oshkosh Truck Corp. (c)	$380
		1,468
	Media - 1.3%
5	Getty Images, Inc. (a) (c)	368
9	XM Satellite Radio Holdings, Inc., Class A (a) (c)	299
		667
	Metals & Mining - 0.9%
9	Consol Energy, Inc.	466
	Multiline Retail - 0.6%
16	Dollar General Corp.	327
	Office Electronics - 1.7%
27	Xerox Corp. (a)	373
12	Zebra Technologies Corp., Class A (a)	512
		885
	Oil, Gas & Consumable Fuels - 3.5%
7	EOG Resources, Inc.	369
7	Murphy Oil Corp.	358
11	Newfield Exploration Co. (a)	429
10	Range Resources Corp.	274
11	Talisman Energy, Inc. (Canada)	410
		1,840
	Pharmaceuticals - 1.0%
9	Sepracor, Inc. (a)	528
	Road & Rail - 1.2%
33	Hunt (J.B.) Transport Services, Inc.	632
	Semiconductors & Semiconductor Equipment - 5.3%
10	Broadcom Corp., Class A (a)	346
8	KLA-Tencor Corp.	367
13	Lam Research Corp. (a)	376
17	Linear Technology Corp.	631
21	Microchip Technology, Inc.	630
17	Nvidia Corp. (a)	441
		2,791

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 31

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Software - 4.6%
21	Adobe Systems, Inc.	$599
25	Citrix Systems, Inc. (a)	543
16	Cognos, Inc. (Canada) (a) (c)	550
17	Computer Associates International, Inc.	459
7	Mercury Interactive Corp. (a)	259
		2,410
	Specialty Retail - 12.9%
9	Abercrombie & Fitch Co.	598
11	Advance Auto Parts, Inc. (a)	720
16	Bed Bath & Beyond, Inc. (a)	662
20	CarMax, Inc. (a)	540
18	Circuit City Stores, Inc. (c)	316
20	Foot Locker, Inc.	534
10	Michaels Stores, Inc.	424
19	Pacific Sunwear of California, Inc. (a)	439
18	Petco Animal Supplies, Inc. (a)	525
17	Ross Stores, Inc. (c)	502
12	Sherwin-Williams Co. (The)	544
16	TJX Cos., Inc.	377
10	Weight Watchers International, Inc. (a) (c)	539
		6,720
	Textiles, Apparel & Luxury Goods - 0.7%
9	Polo Ralph Lauren Corp.	388
	Trading Companies & Distributors - 1.1%
17	MSC Industrial Direct Co. (c)	572
	Wireless Telecommunication Services - 1.0%
8	NII Holdings, Inc. (a)	534
	Total Common Stocks (Cost $43,260)	51,919
	Total Long-Term Investments (Cost $43,260)	51,919

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment - 1.3%
	Investment Company - 1.3%
668	JPMorgan Prime Money Market Fund (b) (m) (Cost $668)	$668
PRINCIPAL AMOUNT
	Investment of Cash Collateral for Securities Loaned - 12.4%
	Repurchase Agreement - 12.4%
$6,470	Banc of America Securities LLC, 3.45%, dated 06/30/05, due 07/01/05, repurchase price $6,471, collateralized by U.S. Agency Mortgages (Cost $6,470)	6,470
	Total Investments - 113.0%	$59,057
	(Cost $50,398)
	Liabilities in excess of other assets - (13.0)%	(6,808)
	Net Assets - 100.0%	$52,249

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 32

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 96.9%
	Common Stocks - 96.9%
	Auto Components - 0.7%
861	BorgWarner, Inc.	$46,221
	Beverages - 0.8%
779	Brown-Forman Corp., Class B	47,118
	Building Products - 0.7%
1,104	American Standard Cos., Inc.	46,280
	Capital Markets - 2.8%
578	Legg Mason, Inc. (c)	60,202
1,326	Northern Trust Corp.	60,470
838	T. Rowe Price Group, Inc.	52,440
		173,112
	Chemicals - 3.9%
2,118	Albemarle Corp.	77,254
1,725	International Flavors & Fragrances, Inc.	62,494
978	PPG Industries, Inc.	61,392
784	Sigma-Aldrich Corp. (c)	43,947
		245,087
	Commercial Banks - 6.2%
781	Cullen/Frost Bankers, Inc.	37,205
1,086	M&T Bank Corp.	114,246
4,771	North Fork Bancorp, Inc.	134,019
1,707	TCF Financial Corp.	44,182
1,555	Wilmington Trust Corp.	56,003
		385,655
	Commercial Services & Supplies - 1.1%
151	Pitney Bowes, Inc.	6,589
1,682	Republic Services, Inc.	60,562
		67,151
	Computers & Peripherals - 0.6%
545	Lexmark International, Inc., Class A (a)	35,345
	Construction Materials - 1.7%
1,656	Vulcan Materials Co. (c)	107,649

SHARES	SECURITY DESCRIPTION	VALUE
	Containers & Packaging - 2.0%
1,415	Ball Corp.	$50,898
3,306	Pactiv Corp. (a) (c)	71,339
		122,237
	Distributors - 0.6%
957	Genuine Parts Co.	39,307
	Diversified Financial Services - 0.7%
1,006	Principal Financial Group (c)	42,135
	Diversified Telecommunication Services - 4.0%
2,062	Alltel Corp.	128,446
3,464	CenturyTel, Inc. (c)	119,948
		248,394
	Electric Utilities - 2.8%
1,789	DPL, Inc.	49,103
1,059	PPL Corp. (c)	62,895
2,592	Westar Energy, Inc.	62,278
		174,276
	Electrical Equipment - 1.8%
1,265	Ametek, Inc. (c)	52,932
911	Cooper Industries Ltd. (Bermuda), Class A	58,181
		111,113
	Food Products - 2.6%
1,844	Dean Foods Co. (a)	64,990
3,428	Del Monte Foods Co. (a)	36,917
1,812	Hormel Foods Corp.	53,146
333	TreeHouse Foods, Inc. (a)	9,505
		164,558
	Gas Utilities - 1.4%
1,328	AGL Resources, Inc. (c)	51,312
1,349	UGI Corp.	37,648
		88,960
	Health Care Equipment & Supplies - 0.6%
589	Beckman Coulter, Inc.	37,443

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 33

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - 4.6%
1,692	Coventry Health Care, Inc. (a)	$119,688
802	Magellan Health Services, Inc. (a)	28,322
1,372	Manor Care, Inc.	54,521
1,228	Omnicare, Inc. (c)	52,113
551	Quest Diagnostics (c)	29,330
		283,974
	Hotels, Restaurants & Leisure - 2.2%
1,828	Applebees International, Inc.	48,416
1,888	Outback Steakhouse, Inc.	85,395
		133,811
	Household Durables - 1.9%
864	Fortune Brands, Inc. (c)	76,723
486	Mohawk Industries, Inc. (a) (c)	40,112
		116,835
	Household Products - 0.7%
796	Clorox Co. (c)	44,336
	Industrial Conglomerates - 1.2%
1,076	Carlisle Cos., Inc.	73,818
	Insurance - 8.3%
4,107	Assurant, Inc. (c)	148,245
1,060	Cincinnati Financial Corp. (c)	41,917
1,994	IPC Holdings Ltd. (Bermuda)	78,986
4,377	Old Republic International Corp.	110,689
743	PartnerRe Ltd. (Bermuda) (c)	47,877
1,051	Safeco Corp.	57,128
888	Willis Group Holdings Ltd. (Bermuda) (c)	29,068
		513,910
	IT Services - 0.9%
1,078	Affiliated Computer Services, Inc., Class A (a) (c)	55,060
	Machinery - 2.5%
1,939	Crane Co. (c)	50,995
1,102	Harsco Corp.	60,098
746	Parker-Hannifin Corp.	46,241
		157,334

SHARES	SECURITY DESCRIPTION	VALUE
	Media - 4.9%
2,621	Dex Media, Inc.	$63,971
1,270	E.W. Scripps Co., Class A (c)	61,963
1,313	Gannett Co., Inc. (c)	93,394
1,835	Interactive Data Corp. (a)	38,121
484	Knight Ridder, Inc. (c)	29,664
25	Washington Post Co. (The), Class B	20,542
		307,655
	Multi-Utilities - 3.6%
1,568	Energen Corp.	54,955
1,862	Energy East Corp.	53,946
808	Questar Corp.	53,247
1,474	SCANA Corp.	62,968
		225,116
	Multiline Retail - 2.2%
2,512	Family Dollar Stores, Inc.	65,566
781	May Department Stores Co. (The)	31,361
1,195	Tuesday Morning Corp. (c)	37,657
		134,584
	Oil, Gas & Consumable Fuels - 8.7%
950	Ashland, Inc. (a)	68,255
1,896	Burlington Resources, Inc. (c)	104,724
2,576	Devon Energy Corp. (c)	130,531
1,781	Kinder Morgan, Inc. (c)	148,179
972	Marathon Oil Corp.	51,849
937	Pioneer Natural Resources Co.	39,429
		542,967
	Paper & Forest Products - 0.6%
1,438	MeadWestvaco Corp.	40,324
	Personal Products - 0.8%
1,228	Estee Lauder Cos., Inc., Class A	48,059
	Real Estate - 2.7%
2,099	Brookfield Properties Co. (Canada)	60,448
421	Forest City Enterprises, Inc. (c)	29,863
552	PS Business Parks, Inc., Class A (REIT) (c)	24,527

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 34

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Real Estate - Continued
971	Rayonier, Inc. (REIT) (c)	$51,470
		166,308
	Software - 0.7%
1,551	Computer Associates International, Inc.	42,611
	Specialty Retail - 6.5%
2,348	Autonation, Inc. (a)	48,189
1,552	AutoZone, Inc. (a)	143,507
1,287	Sherwin-Williams Co. (The)	60,600
1,753	Tiffany & Co.	57,412
3,757	TJX Cos., Inc.	91,474
		401,182
	Textiles, Apparel & Luxury Goods - 3.9%
1,465	Columbia Sportswear Co. (a) (c)	72,366
2,944	V.F. Corp.	168,433
		240,799
	Thrifts & Mortgage Finance - 3.8%
1,925	Golden West Financial Corp. (c)	123,900
906	MGIC Investment Corp.	59,076
1,125	Webster Financial Corp.	52,526
		235,502
	Trading Companies & Distributors - 0.3%
625	Hughes Supply, Inc. (c)	17,555
	Wireless Telecommunication Services - 0.9%
1,471	Telephone & Data Systems, Inc. (c)	58,038
	Total Common Stocks (Cost $5,434,887)	6,021,819
	Total Long-Term Investments (Cost $5,434,887)	6,021,819

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company - 3.0%
183,523	JPMorgan Prime Money Market Fund (b) (m)	$183,523 (Cost $183,523)
Investments of Cash Collateral for Securities Loaned - 4.5%
	Investment Company - 0.0% (g)
1,115	BGI Prime Money Market Fund	1,115
PRINCIPAL AMOUNT
	Repurchase Agreements - 4.5%
$187,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $187,018, collateralized by U.S. Agency Mortgages	187,000
92,410	UBS Securities LLC, 3.40%, dated 06/30/05, due 07/01/05, repurchase price $92,419, collateralized by U.S. Agencies	92,410
		279,410
	Total Investments of Cash Collateral for Securities Loaned (Cost $280,525)	280,525
	Total Investments - 104.4%	$6,485,867
	(Cost $5,898,935)
	Liabilities in excess of other assets - (4.4)%	(274,450)
	NET ASSETS - 100.0%	$6,211,417

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 35

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 97.9%
	Common Stocks - 97.9%
	Aerospace & Defense - 2.2%
28	Armor Holdings, Inc. (a) (c)	$1,089
76	Aviall, Inc. (a)	2,410
52	BE Aerospace, Inc. (a) (c)	811
11	Curtiss-Wright Corp. (c)	572
81	Esterline Technologies Corp. (a)	3,254
34	Heico Corp. (c)	794
21	Hexcel Corp. (a)	352
43	Kaman Corp., Class A	778
225	Moog, Inc., Class A (a) (c)	7,071
40	Orbital Sciences Corp. (a) (c)	399
		17,530
	Air Freight & Logistics - 0.1%
19	Hub Group, Inc., Class A (a)	478
	Airlines - 0.8%
126	America West Holdings Corp., Class B (a) (c)	753
62	Delta Air Lines, Inc. (a) (c)	233
175	ExpressJet Holdings, Inc. (a) (c)	1,493
101	Mesa Air Group, Inc. (a) (c)	678
159	Pinnacle Airlines Corp. (a) (c)	1,367
88	Skywest, Inc.	1,603
		6,127
	Auto Components - 0.6%
28	American Axle & Manufacturing Holdings, Inc. (c)	708
59	ArvinMeritor, Inc.	1,053
71	Hayes Lemmerz International, Inc. (a)	503
14	Sauer-Danfoss, Inc.	245
19	Stoneridge, Inc. (a)	125
122	Tenneco Automotive, Inc. (a) (c)	2,033
		4,667
	Automobiles - 0.4%
59	Fleetwood Enterprises, Inc. (a) (c)	601
73	Thor Industries, Inc. (c)	2,301
12	Winnebago Industries, Inc. (c)	393
		3,295

SHARES	SECURITY DESCRIPTION	VALUE
	Biotechnology - 2.8%
32	Abgenix, Inc. (a) (c)	$270
121	Alexion Pharmaceuticals, Inc. (a) (c)	2,783
35	Applera Corp. - Celera Genomics Group (a)	384
42	Cell Genesys, Inc. (a) (c)	226
34	Corixa Corp. (a)	148
122	Cubist Pharmaceuticals, Inc. (a) (c)	1,607
22	CV Therapeutics, Inc. (a) (c)	502
24	Diversa Corp. (a) (c)	125
71	Encysive Pharmaceuticals, Inc. (a)	770
32	Enzon Pharmaceuticals, Inc. (a)	209
12	Exelixis, Inc. (a)	91
321	Genelabs Technologies (a)	160
24	ICOS Corp. (a) (c)	514
239	Incyte Corp. (a) (c)	1,712
49	Ligand Pharmaceuticals, Inc., Class B (a) (c)	342
38	Lifecell Corp. (a)	603
26	Martek Biosciences Corp. (a)	977
70	Myriad Genetics, Inc. (a) (c)	1,096
103	Nabi Biopharmaceuticals (a) (c)	1,572
42	OSI Pharmaceuticals, Inc. (a)	1,733
30	Renovis, Inc. (a)	455
100	Rigel Pharmaceuticals, Inc. (a) (c)	1,998
55	Seattle Genetics, Inc. (a) (c)	294
2	Tanox, Inc. (a) (c)	19
45	Telik, Inc. (a) (c)	735
13	Transkaryotic Therapies, Inc. (a) (c)	483
49	United Therapeutics Corp. (a) (c)	2,371
15	Vicuron Pharmaceuticals, Inc. (a)	430
		22,609
	Building Products - 1.9%
31	ElkCorp (c)	891
18	Griffon Corp. (a)	406
107	Jacuzzi Brands, Inc. (a) (c)	1,146
144	Lennox International, Inc. (c)	3,044
48	NCI Building Systems, Inc. (a) (c)	1,562
153	Universal Forest Products, Inc.	6,325
51	York International Corp.	1,919
		15,293

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 36

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Capital Markets - 0.2%
23	National Financial Partners Corp.	$888
35	Waddell & Reed Financial, Inc.	642
		1,530
	Chemicals - 1.6%
3	Cytec Industries, Inc.	103
77	FMC Corp. (a)	4,340
77	Georgia Gulf Corp.	2,403
10	H.B. Fuller Co.	323
27	Headwaters, Inc. (a) (c)	914
84	Hercules, Inc. (a)	1,189
28	Kronos Worldwide, Inc. (c)	830
29	NewMarket Corp. (a)	423
130	PolyOne Corp. (a)	859
39	Terra Industries, Inc. (a)	266
104	W.R. Grace & Co. (a) (c)	812
54	Wellman, Inc.	549
		13,011
	Commercial Banks - 5.8%
15	ABC Bancorp (c) (m)	264
33	Amcore Financial, Inc. (c)	980
7	AmericanWest Bancorp (a) (c)	130
4	BancFirst Corp. (c)	374
77	Bank of the Ozarks, Inc.	2,532
10	Capital Corp. of the West (c)	284
26	Capitol Bancorp Ltd. (c)	860
14	Center Financial Corp. (c)	338
38	Central Pacific Financial Corp. (c)	1,339
21	Chemical Financial Corp. (c)	701
14	City Holding Co. (c)	511
23	Columbia Banking System, Inc. (c)	556
104	Community Bank System, Inc. (c)	2,532
17	Community Trust Bancorp, Inc.	549
92	EuroBancshares, Inc. (a)	1,475
58	First Bancorp (c)	2,317
25	First Republic Bank	883
73	First State Bancorp, Inc.	1,416
26	Glacier Bancorp, Inc.	691
66	Gold Banc Corp., Inc.	960
39	Greater Bay Bancorp (c)	1,039
10	Hanmi Financial Corp.	162

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
54	IBERIABANK Corp. (c)	$3,352
50	Independent Bank Corp.	1,419
102	Irwin Financial Corp. (c)	2,255
6	Macatawa Bank Corp. (c)	220
15	MB Financial, Inc.	582
9	Mercantile Bank Corp. (c)	387
24	Nara Bancorp, Inc.	349
40	Oriental Financial Group (c)	613
10	Pacific Capital Bancorp	354
12	Peoples Bancorp, Inc.	321
85	PrivateBancorp, Inc. (c)	3,007
72	Republic Bancorp, Inc. (c)	1,076
5	Republic Bancorp, Inc., Class A (c)	112
12	Simmons First National Corp., Class A	312
9	Southwest Bancorp, Inc.	174
6	State Financial Services Corp.	226
22	Sterling Bancorp (c)	468
113	Sterling Bancshares, Inc. (c)	1,760
110	Summit Bancshares, Inc.	1,894
19	Sun Bancorp, Inc. (a)	383
6	Taylor Capital Group, Inc. (c)	220
12	TriCo Bancshares	261
20	Umpqua Holdings Corp.	468
61	West Coast Bancorp (c)	1,487
59	Westamerica Bancorp	3,100
5	Western Sierra Bancorp (a)	183
33	Wilshire Bancorp, Inc. (c)	470
15	Wintrust Financial Corp. (c)	780
		47,126
	Commercial Services & Supplies - 3.1%
120	Angelica Corp. (c)	2,941
13	Banta Corp.	567
19	Coinstar, Inc. (a)	436
116	Corinthian Colleges, Inc. (a) (c)	1,480
5	CRA International, Inc. (a) (c)	291
27	DiamondCluster International, Inc. (a)	300
35	Duratek, Inc. (a) (c)	818
8	General Binding Corp. (a) (c)	173
33	Geo Group, Inc. (The) (a)	814
7	Gevity HR, Inc. (c)	136
74	Heidrick & Struggles, Inc. (a)	1,919

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 37

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Commercial Services & Supplies - Continued
287	IKON Office Solutions, Inc.	$2,729
20	Imagistics International, Inc. (a) (c)	566
21	Interpool, Inc.	449
56	John H. Harland Co.	2,124
18	Korn/Ferry International (a)	311
72	Labor Ready, Inc. (a)	1,681
77	Navigant Consulting, Inc. (a)	1,353
19	Pre-Paid Legal Services, Inc. (c)	866
30	SOURCECORP, Inc. (a)	587
45	Spherion Corp. (a) (c)	298
111	TeleTech Holdings, Inc. (a) (c)	901
23	Tetra Tech, Inc. (a) (c)	306
46	United Rentals, Inc. (a) (c)	924
28	United Stationers, Inc. (a)	1,365
6	Vertrue, Inc. (a)	218
14	Waste Connections, Inc. (a)	526
		25,079
	Communications Equipment - 2.6%
143	3Com Corp. (a)	519
36	Ariba, Inc. (a) (c)	206
106	Arris Group, Inc. (a)	927
84	Aspect Communications Corp. (a) (c)	940
15	Audiovox Corp. (a) (c)	236
47	Avocent Corp. (a)	1,223
18	Bel Fuse, Inc., Class B (c)	562
31	Black Box Corp. (c)	1,108
62	C-COR, Inc. (a) (c)	426
50	CIENA Corp. (a)	105
58	CommScope, Inc. (a) (c)	1,013
13	Comtech Telecommunications Corp. (a) (c)	437
21	Ditech Communications Corp. (a)	139
24	Echelon Corp. (a)	167
73	Extreme Networks, Inc. (a)	300
30	Finisar Corp. (a) (c)	31
64	Foundry Networks, Inc. (a)	549
7	Glenayre Technologies, Inc. (a)	28
42	Harmonic, Inc. (a) (c)	205
110	Inter-Tel, Inc. (c)	2,038
10	Interdigital Communications Corp. (a) (c)	170

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment - Continued
119	MRV Communications, Inc. (a) (c)	$259
34	Netgear, Inc. (a) (c)	630
89	Plantronics, Inc.	3,225
15	Polycom, Inc. (a)	228
13	Powerwave Technologies, Inc. (a)	132
28	Redback Networks, Inc. (a) (c)	177
43	SafeNet, Inc. (a) (c)	1,451
116	Symmetricom, Inc. (a) (c)	1,198
50	Tekelec (a) (c)	843
48	Terayon Communication Systems, Inc. (a)	147
109	Utstarcom, Inc. (a) (c)	819
72	Westell Technologies, Inc. (a) (c)	432
		20,870
	Computers & Peripherals - 1.7%
130	Adaptec, Inc. (a) (c)	503
35	Advanced Digital Information Corp. (a)	268
221	Brocade Communications Systems, Inc. (a)	858
26	Dot Hill Systems Corp. (a) (c)	138
12	Electronics for Imaging, Inc. (a) (c)	259
83	Gateway, Inc. (a) (c)	274
59	Hutchinson Technology, Inc. (a) (c)	2,253
25	Hypercom Corp. (a) (c)	164
51	Imation Corp.	1,990
52	Intergraph Corp. (a) (c)	1,778
57	Komag, Inc. (a) (c)	1,623
180	Maxtor Corp. (a) (c)	935
33	PalmOne, Inc. (a) (c)	985
109	Quantum Corp. (a) (c)	323
183	Silicon Graphics, Inc. (a) (c)	130
7	Stratasys, Inc. (a)	225
24	Synaptics, Inc. (a) (c)	517
17	UNOVA, Inc. (a) (c)	461
		13,684
	Construction & Engineering - 0.4%
17	Dycom Industries, Inc. (a)	333
69	MasTec, Inc. (a) (c)	606
38	Quanta Services, Inc. (a) (c)	338
20	URS Corp. (a)	743

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 38

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Construction & Engineering - Continued
29	Washington Group International, Inc. (a) (c)	$1,498
		3,518
	Construction Materials - 0.4%
15	Ameron International Corp. (c)	557
23	Eagle Materials, Inc. (c)	2,083
18	Texas Industries, Inc.	990
		3,630
	Consumer Finance - 1.2%
15	ACE Cash Express, Inc. (a) (c)	373
18	Advanta Corp. (c)	504
20	Asta Funding, Inc. (c)	561
197	Cash America International, Inc.	3,958
50	CompuCredit Corp. (a) (c)	1,728
7	Credit Acceptance Corp. (a) (c)	109
69	Metris Cos., Inc. (a)	993
5	United PanAm Financial Corp. (a)	130
55	World Acceptance Corp. (a)	1,638
		9,994
	Containers & Packaging - 0.5%
26	Crown Holdings, Inc. (a)	367
23	Greif, Inc., Class A	1,375
48	Silgan Holdings, Inc.	2,694
		4,436
	Distributors - 0.2%
42	Handleman Co. (c)	697
38	WESCO International, Inc. (a)	1,180
		1,877
	Diversified Financial Services - 0.6%
7	Encore Capital Group, Inc. (a) (c)	126
15	eSpeed, Inc. (a) (c)	131
81	GATX Corp. (c)	2,781
48	Knight Capital Group, Inc. (a)	364
17	Nasdaq Stock Market, Inc. (a)	311
100	Technology Investment Capital Corp.	1,486
		5,199

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - 1.1%
40	Broadwing Corp. (a) (c)	$185
468	Cincinnati Bell, Inc. (a)	2,012
63	CT Communications, Inc. (c)	817
80	ITC Deltacom, Inc. (a)	68
454	Premiere Global Services, Inc. (a) (c)	5,120
107	Primus Telecom Group (a) (c)	67
30	Talk America Holdings, Inc. (a)	302
76	Time Warner Telecom, Inc., Class A (a) (c)	451
		9,022
	Electric Utilities - 0.8%
24	Black Hills Corp. (c)	892
55	El Paso Electric Co. (a)	1,114
18	Idacorp, Inc.	548
5	MGE Energy, Inc.	175
54	PNM Resources, Inc.	1,550
5	UIL Holdings Corp. (c)	291
74	Unisource Energy Corp.	2,288
		6,858
	Electrical Equipment - 0.1%
20	Encore Wire Corp. (a) (c)	236
11	Evergreen Solar, Inc. (a) (c)	69
14	General Cable Corp. (a)	205
23	Power-One, Inc. (a) (c)	142
30	Valence Technology, Inc. (a) (c)	85
		737
	Electronic Equipment & Instruments - 2.2%
60	Aeroflex, Inc. (a)	500
84	Agilysis, Inc. (c)	1,314
85	Anixter International, Inc. (a)	3,141
8	BEI Technologies, Inc. (c)	200
7	Bell Microproducts, Inc. (a)	69
53	Benchmark Electronics, Inc. (a)	1,600
27	Brightpoint, Inc. (a) (c)	590
29	Checkpoint Systems, Inc. (a) (c)	510
59	CTS Corp. (c)	719
24	Electro Scientific Industries, Inc. (a) (c)	426
7	Faro Technologies, Inc. (a) (c)	183
81	Global Imaging Systems, Inc. (a) (c)	2,590
36	Itron, Inc. (a)	1,604

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 39

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Electronic Equipment & Instruments - Continued
25	Lexar Media, Inc. (a) (c)	$124
13	MTS Systems Corp. (c)	437
16	Planar Systems, Inc. (a) (c)	118
28	Radisys Corp. (a) (c)	444
25	Rofin-Sinar Technologies, Inc. (a)	813
53	Sypris Solutions, Inc. (c)	656
28	Trimble Navigation Ltd. (a)	1,099
88	TTM Technologies, Inc. (a)	672
3	Zygo Corp. (a)	25
		17,834
	Energy Equipment & Services - 2.2%
199	Grey Wolf, Inc. (a)	1,475
15	Gulf Island Fabrication, Inc.	304
13	Gulfmark Offshore, Inc. (a)	342
46	Hanover Compressor Co. (a) (c)	524
22	Hydril (a)	1,174
213	Key Energy Services, Inc. (a) (c)	2,570
44	Lone Star Technologies, Inc. (a)	2,002
9	Lufkin Industries, Inc. (c)	327
68	Oceaneering International, Inc. (a)	2,613
30	Offshore Logistics, Inc. (a)	985
29	Oil States International, Inc. (a)	727
30	Parker Drilling Co. (a)	208
144	Todco, Class A (a)	3,696
44	Veritas DGC, Inc. (a)	1,229
		18,176
	Food & Staples Retailing - 0.5%
31	Great Atlantic & Pacific Tea Co., Inc. (a) (c)	892
13	Nash Finch Co. (c)	481
65	Pantry, Inc. (The) (a)	2,518
32	Pathmark Stores, Inc. (a)	280
		4,171
	Food Products - 1.2%
161	Chiquita Brands International, Inc. (c)	4,407
76	Corn Products International, Inc.	1,808
13	Flowers Foods, Inc. (c)	463
14	J & J Snack Foods Corp. (c)	712
53	Sanderson Farms, Inc. (c)	2,404
		9,794

SHARES	SECURITY DESCRIPTION	VALUE
	Gas Utilities - 1.4%
32	Atmos Energy Corp.	$907
59	New Jersey Resources Corp.	2,852
7	Nicor, Inc.	280
28	Northwest Natural Gas Co. (c)	1,059
17	South Jersey Industries, Inc.	1,064
96	Southern Union Co. (a)	2,359
68	Southwest Gas Corp.	1,724
46	WGL Holdings, Inc.	1,541
		11,786
	Health Care Equipment & Supplies - 3.0%
19	Abiomed, Inc. (a) (c)	159
46	Align Technology, Inc. (a) (c)	342
3	Analogic Corp. (c)	166
32	Animas Corp. (a) (c)	645
22	Arrow International, Inc.	689
38	Arthrocare Corp. (a) (c)	1,321
5	Bio-Rad Laboratories, Inc., Class A (a)	320
23	Biosite, Inc. (a)	1,237
84	Conmed Corp. (a) (c)	2,579
31	Diagnostic Products Corp.	1,462
176	Encore Medical Corp. (a) (c)	975
13	EPIX Pharmaceuticals, Inc. (a) (c)	119
15	Immucor, Inc. (a)	444
31	Integra LifeSciences Holdings Corp. (a) (c)	896
16	Inverness Medical Innovations, Inc. (a) (c)	429
75	Kyphon, Inc. (a) (c)	2,613
38	Mentor Corp. (c)	1,568
36	Nektar Therapeutics (a)	613
50	Neurometrix, Inc. (a) (c)	999
14	Palomar Medical Technologies, Inc. (a) (c)	332
41	PolyMedica Corp. (c)	1,473
8	Regeneration Technologies, Inc. (a) (c)	51
114	Steris Corp.	2,927
53	SurModics, Inc. (a) (c)	2,286
		24,645

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 40

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Providers & Services - 5.0%
40	Alderwoods Group, Inc. (a)	$573
130	Alliance Imaging, Inc. (a) (c)	1,359
20	America Service Group, Inc. (a)	315
77	Andrx Corp. (a)	1,568
51	Apria Healthcare Group, Inc. (a)	1,774
80	Centene Corp. (a) (c)	2,680
75	Computer Programs & Systems, Inc. (c)	2,799
10	Dendrite International, Inc. (a) (c)	135
25	Genesis HealthCare Corp. (a) (c)	1,171
118	Kindred Healthcare, Inc. (a) (c)	4,670
52	LCA Vision, Inc. (c)	2,510
77	OCA, Inc. (a) (c)	145
80	Owens & Minor, Inc.	2,581
51	Pediatrix Medical Group, Inc. (a)	3,780
79	Per-Se Technologies, Inc. (a) (c)	1,665
131	PSS World Medical, Inc. (a) (c)	1,628
46	Res-Care, Inc. (a)	620
38	Sierra Health Services (a)	2,701
166	Stewart Enterprises, Inc. (c)	1,085
38	Symbion, Inc. (a)	897
57	Trizetto Group (a)	799
73	United Surgical Partners International, Inc. (a) (c)	3,823
70	Ventiv Health, Inc. (a) (c)	1,350
		40,628
	Hotels, Restaurants & Leisure - 2.4%
76	Ameristar Casinos, Inc.	1,983
29	Argosy Gaming Co. (a)	1,333
12	CEC Entertainment, Inc. (a) (c)	505
98	CKE Restaurants, Inc. (c)	1,367
32	Jack in the Box, Inc. (a)	1,195
176	Landry's Restaurants, Inc. (c)	5,305
49	Multimedia Games, Inc. (a) (c)	543
59	Navigant International, Inc. (a) (c)	873
22	O'Charley's, Inc. (a)	381
50	Pinnacle Entertainment, Inc. (a) (c)	974
25	Rare Hospitality International, Inc. (a)	771
89	Ruby Tuesday, Inc. (c)	2,297
123	Ryan's Restaurant Group, Inc. (a) (c)	1,723
		19,250

SHARES	SECURITY DESCRIPTION	VALUE
	Household Durables - 1.3%
21	American Greetings, Class A (c)	$546
1	CSS Industries, Inc.	28
50	Furniture Brands International, Inc. (c)	1,078
16	Meritage Homes Corp. (a) (c)	1,280
34	Stanley Furniture Co., Inc.	825
103	Technical Olympic USA, Inc. (c)	2,505
107	Tupperware Corp. (c)	2,510
50	WCI Communities, Inc. (a) (c)	1,595
		10,367
	Industrial Conglomerates - 0.3%
55	Walter Industries, Inc. (c)	2,203
	Insurance - 2.6%
6	American Physicians Capital, Inc. (a)	223
36	Argonaut Group, Inc. (a) (c)	840
150	Delphi Financial Group, Inc. (c)	6,605
34	Direct General Corp. (c)	633
31	LandAmerica Financial Group, Inc. (c)	1,834
10	Midland Co. (The)	348
2	Navigators Group, Inc. (a) (c)	76
218	PMA Capital Corp., Class A (a) (c)	1,928
30	Selective Insurance Group (c)	1,467
33	Stewart Information Services Corp.	1,390
14	United Fire & Casualty Co.	604
1	Vesta Insurance Group, Inc.	3
80	Zenith National Insurance Corp.	5,436
		21,387
	Internet & Catalog Retail - 0.2%
18	1-800-Flowers.com, Inc., Class A (a) (c)	124
21	GSI Commerce, Inc. (a) (c)	345
44	Insight Enterprises, Inc. (a)	888
9	J. Jill Group, Inc. (The) (a) (c)	125
12	Nutri/System, Inc. (a)	176
		1,658
	Internet Software & Services - 2.4%
2	aQuantive, Inc. (a)	34
60	AsiaInfo Holdings, Inc. (a) (c)	329
30	Autobytel, Inc. (a)	145
5	Blue Coat Systems, Inc. (a) (c)	138

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 41

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Internet Software & Services - Continued
339	CMGI, Inc. (a) (c)	$640
123	CNET Networks, Inc. (a)	1,444
25	Digital Insight Corp. (a) (c)	605
29	Digital River, Inc. (a) (c)	908
109	Digitas, Inc. (a)	1,248
116	DoubleClick, Inc. (a) (c)	977
292	EarthLink, Inc. (a)	2,525
17	Equinix, Inc. (a) (c)	741
175	Homestore, Inc. (a) (c)	356
43	Infospace, Inc. (a) (c)	1,419
49	Internet Security Systems (a)	998
6	Interwoven, Inc. (a) (c)	43
37	Ipass, Inc. (a) (c)	221
31	j2 Global Communications, Inc. (a)	1,064
34	Jupitermedia Corp. (a) (c)	589
132	Looksmart Ltd. (a)	98
38	Openwave Systems, Inc. (a) (c)	618
130	SupportSoft, Inc. (a)	672
75	United Online, Inc.	812
67	ValueClick, Inc. (a) (c)	830
44	WebEx Communications, Inc. (a) (c)	1,149
22	webMethods, Inc. (a)	123
17	Websense, Inc. (a) (c)	812
		19,538
	IT Services - 1.4%
106	Acxiom Corp.	2,222
166	BearingPoint, Inc. (a) (c)	1,213
4	BISYS Group, Inc. (The) (a)	61
122	Ciber, Inc. (a) (c)	971
11	Covansys Corp. (a)	141
37	CSG System International, Inc. (a) (c)	704
39	Euronet Worldwide, Inc. (a) (c)	1,143
47	Gartner, Inc., Class A (a) (c)	501
18	Intrado, Inc. (a) (c)	268
41	Lionbridge Technologies (a) (c)	280
48	ManTech International Corp., Class A (a) (c)	1,502
83	Perot Systems Corp., Class A (a)	1,183
14	Safeguard Scientifics, Inc. (a)	17
30	Startek, Inc. (c)	486

SHARES	SECURITY DESCRIPTION	VALUE
	IT Services - 1.4%- Continued
77	SYKES Enterprises, Inc. (a) (c)	$729
30	Tyler Technologies, Inc. (a) (c)	223
		11,644
	Leisure Equipment & Products - 0.8%
111	JAKKS Pacific, Inc. (a) (c)	2,123
45	K2, Inc. (a)	572
33	MarineMax, Inc. (a) (c)	1,015
57	RC2 Corp. (a)	2,123
28	Steinway Musical Instruments, Inc. (a) (c)	816
		6,649
	Machinery - 3.2%
66	AGCO Corp. (a) (m)	1,260
48	Astec Industries, Inc. (a)	1,111
58	Barnes Group, Inc. (c)	1,910
50	Briggs & Stratton Corp. (c)	1,741
31	Cascade Corp. (c)	1,319
44	Crane Co.	1,165
8	ESCO Technologies, Inc. (a) (c)	836
50	Flowserve Corp. (a)	1,516
31	Greenbrier Cos., Inc.	832
54	JLG Industries, Inc. (c)	1,495
36	Joy Global, Inc.	1,211
57	Lincoln Electric Holdings, Inc. (c)	1,886
50	Manitowoc Co., Inc.	2,030
6	Middleby Corp. (a)	295
26	NACCO Industries, Inc., Class A (c)	2,745
40	Reliance Steel & Aluminum Co.	1,479
13	Tecumseh Products Co., Class A	346
25	Valmont Industries, Inc. (c)	653
38	Wabash National Corp.	921
38	Watts Water Technologies, Inc., Class A (c)	1,256
		26,007
	Media - 2.3%
15	Advo, Inc.	465
31	Arbitron, Inc. (c)	1,326
16	Carmike Cinemas, Inc.	491
27	Catalina Marketing Corp. (c)	681

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 42

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Media - Continued
225	Charter Communications, Inc., Class A (a) (c)	$265
6	Emmis Communications Corp., Class A (a)	105
222	Gemstar-TV Guide International, Inc. (a)	798
33	Gray Television, Inc. (c)	399
31	Insight Communications Co., Inc., Class A (a)	345
5	Journal Register Co. (a) (c)	86
146	Lodgenet Entertainment Corp. (a)	2,417
23	Media General, Inc., Class A	1,470
197	Mediacom Communications Corp., Class A (a) (c)	1,354
289	Primedia, Inc. (a) (c)	1,172
49	ProQuest Co. (a) (c)	1,593
132	Radio One, Inc., Class D (a)	1,691
21	RCN Corp. (a)	473
20	Saga Communications, Inc., Class A (a)	274
42	Scholastic Corp. (a)	1,627
30	Valassis Communications, Inc. (a)	1,119
70	World Wrestling Entertainment, Inc.	797
		18,948
	Metals & Mining - 1.5%
32	AK Steel Holding Corp. (a) (c)	208
159	Commercial Metals Co.	3,785
13	Metal Management, Inc. (c)	242
30	NN, Inc. (c)	378
23	Oregon Steel Mills, Inc. (a) (c)	399
84	Quanex Corp.	4,477
62	Ryerson Tull, Inc. (c)	879
57	Steel Dynamics, Inc. (c)	1,501
		11,869
	Multi-Utilities - 0.7%
47	Avista Corp.	866
79	Energen Corp.	2,752
6	NorthWestern Corp.	201
177	Sierra Pacific Resources (a) (c)	2,207
		6,026

SHARES	SECURITY DESCRIPTION	VALUE
	Multiline Retail - 0.2%
74	ShopKo Stores, Inc. (a)	$1,799
	Oil, Gas & Consumable Fuels - 3.9%
31	ATP Oil & Gas Corp. (a) (c)	714
17	Callon Petroleum Co. (a) (c)	253
41	Cimarex Energy Co. (a)	1,595
7	Clayton Williams Energy, Inc. (a)	218
23	Comstock Resources, Inc. (a)	582
38	Energy Partners Ltd. (a) (c)	983
14	Giant Industries, Inc. (a) (c)	515
145	Houston Exploration Co. (a)	7,681
39	Mission Resources Corp. (a)	316
14	Penn Virginia Corp. (c)	630
187	Southwestern Energy Co. (a)	8,799
53	St. Mary Land & Exploration Co.	1,542
35	Stone Energy Corp. (a)	1,687
31	Swift Energy Co. (a)	1,100
55	Tesoro Corp.	2,558
70	Vintage Petroleum, Inc.	2,136
34	World Fuel Services Corp.	798
		32,107
	Paper & Forest Products - 0.1%
22	Schweitzer-Mauduit International, Inc. (c)	672
	Personal Products - 0.1%
43	Playtex Products, Inc. (a)	467
	Pharmaceuticals - 1.6%
31	Able Laboratories, Inc. (a) (c)	108
137	Adolor Corp. (a) (c)	1,264
16	Antigenics, Inc. (a) (c)	84
99	AtheroGenics, Inc. (a) (c)	1,574
40	Auxilium Pharmaceuticals, Inc. (a) (c)	191
583	AVANIR Pharmaceuticals, Class A (a)	1,632
251	Cypress Bioscience, Inc. (a) (c)	3,317
38	Impax Laboratories, Inc. (a) (c)	590
82	Medicis Pharmaceutical Corp., Class A (c)	2,605
51	Palatin Technologies, Inc. (a) (c)	90
8	Par Pharmaceutical Cos, Inc. (a)	267
86	Theravance, Inc. (a)	1,454
		13,176

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 43

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Real Estate - 8.0%
89	Affordable Residential Communities (REIT) (c) (m)	$1,183
60	American Financial Realty Trust (REIT)	917
101	American Home Mortgage Investment Corp. (REIT) (c)	3,524
103	Anthracite Capital, Inc. (REIT) (c)	1,218
11	Ashford Hospitality Trust, Inc.	122
18	Boykin Lodging Co. (REIT) (a)	234
56	Capital Automotive REIT (REIT)	2,145
162	CarrAmerica Realty Corp. (REIT)	5,854
43	Entertainment Properties Trust (REIT)	1,978
93	Equity Inns, Inc. (REIT)	1,240
100	FelCor Lodging Trust, Inc. (REIT) (a)	1,441
46	Gables Residential Trust (REIT)	1,984
46	Glimcher Realty Trust (REIT) (c)	1,271
153	Government Properties Trust, Inc. (REIT) (c)	1,482
42	Impac Mortgage Holdings, Inc. (REIT) (c)	780
203	Innkeepers USA Trust (REIT)	3,036
9	Jones Lang LaSalle, Inc. (a)	394
8	Kilroy Realty Corp. (REIT)	389
24	LaSalle Hotel Properties (REIT)	797
51	Levitt Corp., Class A	1,535
97	Lexington Corp. Properties Trust (REIT)	2,348
123	LTC Properties, Inc. (REIT) (c)	2,540
110	Maguire Properties, Inc. (REIT)	3,123
155	Meristar Hospitality Corp. (REIT) (a) (c)	1,329
95	MFA Mortgage Investments, Inc. (REIT)	704
135	Mid-America Apartment Communities, Inc. (REIT)	6,113
14	National Health Investors, Inc. (REIT) (c)	404
34	Novastar Financial, Inc. (REIT) (c)	1,319
91	Pennsylvania Real Estate Investment Trust (REIT) (c)	4,337
110	Prentiss Properties Trust (REIT)	3,994
129	RAIT Investment Trust (REIT) (c)	3,867
62	Saul Centers, Inc. (REIT) (c)	2,250
34	Taubman Centers, Inc. (REIT) (c)	1,173
		65,025

SHARES	SECURITY DESCRIPTION	VALUE
	Road & Rail - 1.6%
17	Amerco, Inc. (a)	$900
25	Arkansas Best Corp.	798
61	Dollar Thrifty Automotive Group, Inc. (a) (c)	2,313
77	Genesee & Wyoming, Inc., Class A (a)	2,098
16	Old Dominion Freight Line (a)	424
32	Overnite Corp.	1,375
80	RailAmerica, Inc. (a) (c)	956
100	SCS Transportation, Inc. (a)	1,785
19	Swift Transportation Co., Inc. (a) (c)	450
53	U.S. Xpress Enterprises, Inc., Class A (a)	627
80	Werner Enterprises, Inc.	1,561
		13,287
	Semiconductors & Semiconductor Equipment - 4.5%
24	Actel Corp. (a) (c)	335
32	ADE Corp. (a) (c) (m)	889
66	Advanced Energy Industries, Inc. (a)	519
99	AMIS Holdings, Inc. (a)	1,321
154	Amkor Technology, Inc. (a) (c)	692
106	Applied Micro Circuits Corp. (a)	272
27	Asyst Technologies, Inc. (a) (c)	118
299	Atmel Corp. (a)	708
18	ATMI, Inc. (a) (c)	511
40	August Technology Corp. (a)	465
136	Axcelis Technologies, Inc. (a)	934
51	Brooks Automation, Inc. (a) (c)	762
37	Cabot Microelectronics Corp. (a) (c)	1,067
75	Cirrus Logic, Inc. (a)	400
8	Cohu, Inc. (c)	168
146	Conexant Systems, Inc. (a) (c)	235
54	Credence Systems Corp. (a) (c)	484
42	Cymer, Inc. (a) (c)	1,094
125	Cypress Semiconductor Corp. (a)	1,572
23	Diodes, Inc. (a) (c)	702
23	DSP Group, Inc. (a)	549
21	Exar Corp. (a)	305
58	Fairchild Semiconductor International, Inc. (a)	861
17	Genesis Microchip, Inc. (a) (c)	310
35	Integrated Circuit Systems, Inc. (a)	716

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 44

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
27	Integrated Silicon Solutions, Inc. (a) (c)	$196
43	IXYS Corp. (a)	614
24	Kopin Corp. (a) (c)	121
48	Lattice Semiconductor Corp. (a)	211
56	LTX Corp. (a)	277
62	Mattson Technology, Inc. (a) (c)	446
84	Micrel, Inc. (a)	970
62	Microsemi Corp. (a)	1,169
29	Mindspeed Technologies, Inc. (a) (c)	36
66	MIPS Technologies, Inc. (a)	472
18	MKS Instruments, Inc. (a) (c)	311
54	Mykrolis Corp. (a)	760
68	Omnivision Technologies, Inc. (a) (c)	920
319	ON Semiconductor Corp. (a) (c)	1,468
69	Photronics, Inc. (a) (c)	1,617
68	Pixelworks, Inc. (a) (c)	583
69	PMC-Sierra, Inc. (a)	641
18	Power Integrations, Inc. (a) (c)	380
47	Rambus, Inc. (a) (c)	634
180	RF Micro Devices, Inc. (a) (c)	975
44	Semitool, Inc. (a)	417
74	Semtech Corp. (a)	1,232
41	Sigmatel, Inc. (a) (c)	710
87	Silicon Image, Inc. (a)	892
38	Silicon Laboratories, Inc. (a)	1,001
139	Silicon Storage Technology, Inc. (a) (c)	559
124	Skyworks Solutions, Inc. (a)	915
12	Supertex, Inc. (a) (c)	217
83	Transmeta Corp. (a) (c)	50
9	Ultratech, Inc. (a) (c)	156
23	Varian Semiconductor Equipment Associates, Inc. (a) (c)	833
211	Vitesse Semiconductor Corp. (a) (c)	441
26	Zoran Corp. (a)	347
		36,560
	Software - 2.3%
7	Ansoft Corp. (a)	164
22	Ansys, Inc. (a) (c)	792
52	Aspen Technology, Inc. (a) (c)	269

SHARES	SECURITY DESCRIPTION	VALUE
	Software - Continued
63	Borland Software Corp. (a)	$429
61	E.piphany, Inc. (a) (c)	213
31	Epicor Software Corp. (a)	408
26	EPIQ Systems, Inc. (a) (c)	422
24	Factset Research Systems, Inc. (c)	848
15	Filenet Corp. (a) (c)	385
44	Informatica Corp. (a) (c)	367
7	Intervideo, Inc. (a)	96
13	InterVoice, Inc. (a)	109
33	JDA Software Group, Inc. (a)	377
12	Kronos, Inc. (a) (c)	485
30	Macrovision Corp. (a)	672
37	Magma Design Automation, Inc. (a) (c)	308
29	Manhattan Associates, Inc. (a) (c)	555
56	Mentor Graphics Corp. (a) (c)	572
18	MicroStrategy, Inc. (a) (c)	965
30	MRO Software, Inc. (a) (c)	443
273	Parametric Technology Corp. (a)	1,739
20	Pegasystems, Inc. (a) (c)	117
42	Phoenix Technologies Ltd. (a)	325
22	Portal Software, Inc. (a) (c)	43
89	Progress Software Corp. (a)	2,689
7	Quality Systems, Inc. (a) (c)	322
23	Quest Software, Inc. (a)	307
133	Secure Computing Corp. (a)	1,447
6	SPSS, Inc. (a) (c)	107
9	SS&C Technologies, Inc. (c)	269
17	Talx Corp.	502
38	TIBCO Software, Inc. (a)	250
11	TradeStation Group, Inc. (a)	97
46	Transaction Systems Architechs, Inc. (a)	1,123
53	Wind River Systems, Inc. (a)	824
		19,040
	Specialty Retail - 5.2%
326	Aaron Rents, Inc.	8,117
83	Aeropostale, Inc. (a)	2,802
95	Asbury Automotive Group, Inc. (a)	1,459
20	Big 5 Sporting Goods Corp.	553
43	Brookstone, Inc. (a) (c)	804
21	Build-A-Bear Workshop, Inc. (a)	485
17	Building Material Holding Corp.	1,206

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 45

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Specialty Retail - Continued
60	Burlington Coat Factory Warehouse Corp. (c)	$2,541
322	Charming Shoppes, Inc. (a)	3,007
39	Children's Place, Inc. (a) (c)	1,834
21	Dress Barn, Inc. (a)	482
10	Electronics Boutique Holdings Corp. (a) (c)	641
65	Genesco, Inc. (a) (c)	2,411
35	Guess?, Inc. (a) (c)	585
35	HOT Topic, Inc. (a) (c)	660
49	Lithia Motors, Inc., Class A (c)	1,405
19	Movie Gallery, Inc. (c)	500
47	Pacific Sunwear of California, Inc. (a)	1,078
52	Petco Animal Supplies, Inc. (a)	1,525
106	Rent-A-Center, Inc. (a)	2,457
47	Select Comfort Corp. (a) (c)	1,007
20	Sonic Automotive, Inc.	430
13	Sports Authority, Inc. (The) (a) (c)	413
10	Stage Stores, Inc. (a) (c)	419
99	Stein Mart, Inc. (c)	2,174
89	Too, Inc. (a)	2,089
20	Trans World Entertainment Corp. (a) (c)	237
24	United Auto Group, Inc. (c)	724
		42,045
	Textiles, Apparel & Luxury Goods - 1.2%
18	Brown Shoe Co., Inc. (c)	713
18	DHB Industries, Inc. (a) (c)	155
25	Fossil, Inc. (a) (c)	558
70	K-Swiss, Inc., Class A	2,277
41	Kellwood Co.	1,095
43	Kenneth Cole Productions, Inc., Class A	1,341
37	Movado Group, Inc. (c)	697
21	Russell Corp. (c)	435
70	Skechers U.S.A., Inc., Class A (a)	991
36	Unifirst Corp.	1,476
		9,738
	Thrifts & Mortgage Finance - 3.1%
44	Accredited Home Lenders Holding Co. (a) (c)	1,949
161	Bank Atlantic Bancorp, Inc., Class A (c)	3,055

SHARES	SECURITY DESCRIPTION	VALUE
	Thrifts & Mortgage Finance - Continued
19	Commercial Capital Bancorp, Inc. (c)	$322
86	Corus Bankshares, Inc.	4,783
21	Dime Community Bancshares	312
77	First Niagara Financial Group, Inc. (c)	1,121
3	First Place Financial Corp.	52
3	FirstFed Financial Corp. (a)	197
47	Flagstar Bancorp, Inc. (c)	892
60	Fremont General Corp. (c)	1,469
29	Gibraltar Industries, Inc. (c)	534
14	ITLA Capital Corp. (a)	733
44	Partners Trust Financial Group, Inc. (c)	465
98	Provident Bancorp, Inc. (a) (c)	1,190
140	R&G Financial Corp., Class B	2,475
38	Sterling Financial Corp.(a)	1,421
261	W Holding Co., Inc.	2,670
29	WSFS Financial Corp.	1,581
		25,221
	Tobacco - 0.5%
172	Alliance One International, Inc. (c)	1,033
64	Universal Corp.	2,793
		3,826
	Trading Companies & Distributors - 1.4%
273	Applied Industrial Technologies, Inc. (c)	8,801
84	Hughes Supply, Inc.	2,346
16	Nuco2, Inc. (a) (c)	418
		11,565
	Wireless Telecommunication Services - 0.5%
79	Centennial Communications Corp. (a)	1,102
423	Dobson Communications Corp. (a)	1,800
24	InPhonic, Inc. (a) (c)	375
4	Remec, Inc. (a) (c)	28
75	US Unwired, Inc. (a)	438
		3,743
	Total Common Stocks (Cost $747,661)	797,421
	Total Long-Term Investments (Cost $747,661)	797,421

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 46

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments - 2.0%
	Investment Company - 1.6%
12,739	JPMorgan Prime Money Market Fund (b) (m)	$12,739
PRINCIPAL AMOUNT
	U.S. Treasury Obligation - 0.4%
$3,350	U.S. Treasury Note, 1.88%, 11/30/05 (k)	3,331
	Total Short-Term Investments (Cost $16,065)	16,070
SHARES
Investments of Cash Collateral for Securities Loaned - 22.9%
	Investment Companies - 0.8%
2,926	BGI Prime Money Market Fund	2,926
3,557	Morgan Stanley Intitutional Liquidity Funds	3,557
		6,483

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Repurchase Agreements - 22.1%
$180,000	Credit Suisse First Boston LLC, 3.46%, dated 06/30/05, due 07/01/05, repurchase price $180,018, collateralized by U.S. Agency Mortgages	$180,000
	Total Investments of Cash Collateral for Securities Loaned (Cost $186,483)	186,483
	Total Investments - 122.8%	$999,974
	(Cost $950,209)
	Liabilities in excess of other assets - (22.8)%	(185,405)
	Net Assets - 100.0%	$814,569

  Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION
47	Russell 2000 Index	September, 2005	$15,113	$353

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 47

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 95.7%
	Common Stocks - 95.7%
	Aerospace & Defense - 1.7%
56	Alliant Techsystems, Inc. (a)	$3,979
67	Esterline Technologies Corp. (a) (c)	2,665
		6,644
	Automobiles - 0.7%
77	Winnebago Industries, Inc. (c)	2,528
	Banks - 0.1%
11	Western Alliance Bancorp (c)	285
	Biotechnology - 0.2%
43	ICOS Corp. (a) (c)	904
	Chemicals - 5.5%
187	Airgas, Inc.	4,601
152	Albemarle Corp.	5,558
98	Georgia Gulf Corp. (c)	3,046
112	Scotts Miracle-Gro Co. (The), Class A (a)	8,004
		21,209
	Commercial Banks - 8.8%
69	Alabama National Bancorp (c)	4,478
45	Bank of the Ozarks, Inc. (c)	1,478
49	Boston Private Financial Holdings, Inc.	1,243
85	East-West Bancorp, Inc. (c)	2,838
45	First Community Bancorp, Inc.	2,142
102	Hancock Holding Co. (c)	3,519
32	MB Financial, Inc. (c)	1,255
127	SY Bancorp, Inc. (c)	2,904
104	Texas Regional Bancshares, Inc. (c)	3,182
231	United Bancshares, Inc. (c)	8,240
48	Wintrust Financial Corp. (c)	2,523
		33,802
	Commercial Services & Supplies - 6.5%
121	Brady Corp., Class A (c)	3,748
560	Hudson Highland Group, Inc. (a) (c)	8,737
71	Morningstar, Inc. (a)	1,999
76	School Specialty, Inc. (a) (c)	3,555
187	Waste Connections, Inc. (a)	6,981
		25,020

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment - 1.3%
111	Avocent Corp. (a)	$2,904
107	Inter-Tel, Inc. (c)	1,982
		4,886
	Computers & Peripherals - 1.1%
126	Intergraph Corp. (a) (c)	4,349
	Containers & Packaging - 1.9%
70	AptarGroup, Inc. (c)	3,576
68	Silgan Holdings, Inc.	3,825
		7,401
	Diversified Telecommunication Services - 0.2%
24	NeuStar, Inc. (a)	625
	Electrical Equipment - 1.6%
426	General Cable Corp. (a) (c)	6,316
	Electronic Equipment & Instruments - 1.7%
110	Anixter International, Inc. (a) (c)	4,070
59	Scansource, Inc. (a) (c)	2,542
		6,612
	Energy Equipment & Services - 2.6%
84	FMC Technologies, Inc. (a) (c)	2,695
86	Maverick Tube Corp. (a) (c)	2,575
134	Universal Compression Holdings, Inc. (a) (c)	4,870
		10,140
	Gas Utilities - 1.1%
71	Atmos Energy Corp. (c)	2,057
48	New Jersey Resources Corp. (c)	2,335
		4,392
	Health Care Equipment & Supplies - 5.4%
79	Advanced Medical Optics, Inc. (a)	3,128
59	Cooper Cos., Inc. (The)	3,607
41	Datascope Corp. (c)	1,357
41	Idexx Laboratories, Inc. (a) (c)	2,556
76	Invacare Corp. (c)	3,363

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 48

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Health Care Equipment & Supplies - Continued
57	Respironics, Inc. (a)	$2,073
122	Sybron Dental Specialties, Inc. (a)	4,605
		20,689
	Health Care Providers & Services - 6.6%
412	Alderwoods Group, Inc. (a) (c)	5,915
70	AMERIGROUP Corp. (a) (c)	2,818
119	Kindred Healthcare, Inc. (a) (c)	4,725
89	LifePoint Hospitals, Inc. (a)	4,517
327	PSS World Medical, Inc. (a) (c)	4,072
62	Sunrise Senior Living, Inc. (a) (c)	3,363
		25,410
	Hotels, Restaurants & Leisure - 5.8%
250	Applebees International, Inc.	6,628
232	La Quinta Corp. (a)	2,166
128	Lone Star Steakhouse & Saloon, Inc.	3,905
176	Orient-Express Hotels Ltd. (Bermuda) (c)	5,571
100	Papa John's International, Inc. (a) (c)	3,977
		22,247
	Household Durables - 2.3%
163	Jarden Corp. (a) (c)	8,789
	Insurance - 3.7%
103	American Physicians Capital, Inc. (a)	3,841
95	Platinum Underwriters Holdings Ltd. (Bermuda)	3,023
173	ProAssurance Corp. (a) (c)	7,208
		14,072
	Internet Software & Services - 0.9%
296	Digitas, Inc. (a)	3,373
	IT Services - 1.3%
80	CACI International, Inc., Class A (a)	5,072
	Leisure Equipment & Products - 0.4%
31	Polaris Industries, Inc. (c)	1,663

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery - 5.7%
146	Kaydon Corp. (c)	$4,060
126	Lincoln Electric Holdings, Inc. (c)	4,164
128	Manitowoc Co., Inc.	5,246
64	Oshkosh Truck Corp.	4,979
84	Toro Co.	3,243
		21,692
	Media - 3.2%
171	Catalina Marketing Corp. (c)	4,338
109	Entercom Communications Corp. (a)	3,625
105	Lee Enterprises, Inc.	4,193
		12,156
	Metals & Mining - 1.2%
194	Commercial Metals Co.	4,631
	Multi-Utilities - 0.8%
98	NorthWestern Corp. (c)	3,098
	Oil, Gas & Consumable Fuels - 3.8%
6	Atlas America, Inc. (a) (c)	223
58	Inergy Holdings LP (a) (c)	1,586
54	Plains Exploration & Production Co. (a)	1,919
94	Southwestern Energy Co. (a) (c)	4,421
222	St. Mary Land & Exploration Co. (c)	6,419
		14,568
	Real Estate - 4.0%
49	Alexandria Real Estate Equities, Inc. (REIT)	3,562
45	EastGroup Properties (REIT)	1,908
43	First Potomac Realty Trust (REIT)	1,066
108	Jones Lang LaSalle, Inc. (a) (c)	4,795
90	Mid-America Apartment Communities, Inc. (REIT)	4,101
		15,432
	Road & Rail - 2.3%
84	Arkansas Best Corp. (c)	2,675
209	Landstar System, Inc. (a)	6,307
		8,982

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 49

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - 2.5%
36	Cymer, Inc. (a) (c)	$941
155	FSI International, Inc. (a)	575
57	International Rectifier Corp. (a)	2,725
83	Standard Microsystems Corp. (a) (c)	1,940
96	Varian Semiconductor Equipment Associates, Inc. (a)	3,537
		9,718
	Software - 1.0%
89	Micros Systems, Inc. (a)	3,987
	Specialty Retail - 4.2%
102	Finish Line, Inc., Class A (c)	1,922
89	Genesco, Inc. (a) (c)	3,299
61	Lithia Motors, Inc., Class A (c)	1,749
120	Men's Wearhouse, Inc. (a)	4,132
235	New York & Co., Inc. (a) (c)	4,951
		16,053
	Textiles, Apparel & Luxury Goods - 0.9%
86	Timberland Co., Class A (a)	3,314
	Trading Companies & Distributors - 4.7%
217	Hughes Supply, Inc. (c)	6,086
242	Nuco2, Inc. (a) (c)	6,210
132	Watsco, Inc. (c)	5,623
		17,919
	Total Common Stocks (Cost $294,463)	367,978
	Total Long-Term Investments (Cost $294,463)	367,978
Short-Term Investment - 3.6%
	Investment Company - 3.6%
13,742	JPMorgan Prime Money Market Fund (b) (m) (Cost $13,742)	13,742

SHARES	SECURITY DESCRIPTION	VALUE
Investments of Cash Collateral for Securities Loaned - 21.0%
	Investment Company - 0.2%
606	BGI Prime Money Market Fund	$606
PRINCIPAL AMOUNT
	Repurchase Agreement - 20.8%
$79,855	UBS Securities LLC, 3.40%, dated 06/30/05, due 07/01/05, repurchase price $79,862, collateralized by U.S. Agencies	79,855
	Total Investments of Cash Collateral for Securities Loaned (Cost $80,461)	80,461
	Total Investments - 120.3%	$462,181
	(Cost $388,666)
	Liabilities in excess of other assets - (20.3)%	(77,835)
	NET ASSETS - 100.0%	$384,346

  Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 50

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - 99.0%
	Common Stocks - 99.0%
	Aerospace & Defense - 2.2%
6	Armor Holdings, Inc. (a)	$230
17	Aviall, Inc. (a)	537
12	BE Aerospace, Inc. (a)	180
3	Curtiss-Wright Corp.	135
18	Esterline Technologies Corp. (a)	714
7	Heico Corp.	173
4	Hexcel Corp. (a)	71
10	Kaman Corp., Class A	175
49	Moog, Inc., Class A (a)	1,549
9	Orbital Sciences Corp. (a)	88
1	Triumph Group, Inc. (a)	29
		3,881
	Air Freight & Logistics - 0.1%
4	Hub Group, Inc., Class A (a)	105
	Airlines - 0.8%
28	America West Holdings Corp., Class B (a)	166
1	Continental Airlines, Inc., Class B (a)	12
13	Delta Air Lines, Inc. (a)	50
39	ExpressJet Holdings, Inc. (a)	328
21	Mesa Air Group, Inc. (a)	144
2	Northwest Airlines Corp. (a)	10
35	Pinnacle Airlines Corp. (a)	301
19	Skywest, Inc.	345
		1,356
	Auto Components - 0.6%
6	American Axle & Manufacturing Holdings, Inc.	157
13	ArvinMeritor, Inc.	230
16	Hayes Lemmerz International, Inc. (a)	110
3	Sauer-Danfoss, Inc.	60
4	Stoneridge, Inc. (a)	27
27	Tenneco Automotive, Inc. (a)	443
		1,027
	Automobiles - 0.4%
13	Fleetwood Enterprises, Inc. (a)	131
16	Thor Industries, Inc.	506
3	Winnebago Industries, Inc.	92
		729

SHARES		SECURITY DESCRIPTION	VALUE
		Biotechnology - 2.8%
7		Abgenix, Inc. (a)	$58
27		Alexion Pharmaceuticals, Inc. (a)	613
8		Applera Corp. - Celera Genomics Group (a)	82
9		Cell Genesys, Inc. (a)	48
7		Corixa Corp. (a)	31
27		Cubist Pharmaceuticals, Inc. (a)	355
5		CV Therapeutics, Inc. (a)	110
5		Diversa Corp. (a)	27
16		Encysive Pharmaceuticals, Inc. (a)	171
7		Enzon Pharmaceuticals, Inc. (a)	44
3		Exelixis, Inc. (a)	23
86		Genelabs Technologies (a)	43
5		ICOS Corp. (a)	114
52		Incyte Corp. (a)	372
10		Ligand Pharmaceuticals Inc., Class B (a)	72
8		Lifecell Corp. (a)	132
6		Martek Biosciences Corp. (a)	215
15		Myriad Genetics, Inc. (a)	241
23		Nabi Biopharmaceuticals (a)	343
9		OSI Pharmaceuticals, Inc. (a)	380
7		Renovis, Inc. (a)	101
22		Rigel Pharmaceuticals, Inc. (a)	444
12		Seattle Genetics, Inc. (a)	63
-	(h)	Tanox, Inc. (a)	5
10		Telik, Inc. (a)	165
3		Transkaryotic Therapies, Inc. (a)	110
11		United Therapeutics Corp. (a)	526
4		Vicuron Pharmaceuticals, Inc. (a)	98
			4,986
		Building Products - 1.9%
7		ElkCorp	194
4		Griffon Corp. (a)	89
23		Jacuzzi Brands, Inc. (a)	250
32		Lennox International, Inc.	669
11		NCI Building Systems, Inc. (a)	348
33		Universal Forest Products, Inc.	1,388
11		York International Corp.	422
			3,360
		Capital Markets - 0.2%
5		National Financial Partners Corp.	192
8		Waddell & Reed Financial, Inc.	140
			332

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 51

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Chemicals - 1.6%
1		Cytec Industries, Inc.	$24
17		FMC Corp. (a)	966
17		Georgia Gulf Corp.	531
2		H.B. Fuller Co.	68
6		Headwaters, Inc. (a)	193
19		Hercules, Inc. (a)	262
3		Kronos Worlwide, Inc.	81
6		NewMarket Corp. (a)	90
29		PolyOne Corp. (a)	191
9		Terra Industries, Inc. (a)	58
23		W.R. Grace & Co. (a)	179
12		Wellman, Inc.	124
			2,767
		Commercial Banks - 6.0%
4		ABC Bancorp (m)	64
7		Amcore Financial, Inc.	209
1		AmericanWest Bancorp (a)	26
1		BancFirst Corp.	96
17		Bank of the Ozarks, Inc.	565
3		Capital Corp. of the West	70
5		Capitol Bancorp Ltd.	182
3		Center Financial Corp.	79
8		Central Pacific Financial Corp.	296
4		Chemical Financial Corp.	147
3		City Holding Co.	113
5		Columbia Banking System, Inc.	116
23		Community Bank System, Inc.	551
4		Community Trust Bancorp, Inc.	125
20		EuroBancshares, Inc. (a)	319
13		First Bancorp	502
6		First Republic Bank	196
16		First State Bancorp, Inc.	317
-	(h)	Fulton Financial Corp.	5
6		Glacier Bancorp, Inc.	145
14		Gold Banc Corp., Inc.	202
9		Greater Bay Bancorp	232
2		Hanmi Financial Corp.	34
14		IBERIABANK Corp.	863
11		Independent Bank Corp.	316
22		Irwin Financial Corp.	490
2		Macatawa Bank Corp.	56

SHARES	SECURITY DESCRIPTION	VALUE
	Commercial Banks - Continued
4	MB Financial, Inc.	$143
5	Mercantile Bank Corp.	220
5	Nara Bancorp, Inc.	75
9	Oriental Financial Group	130
2	Pacific Capital Bancorp	79
3	Peoples Bancorp, Inc.	72
19	PrivateBancorp, Inc.	662
16	Republic Bancorp, Inc.	237
1	Republic Bancorp, Inc., Class A	25
3	Simmons First National Corp., Class A	70
2	Southwest Bancorp, Inc.	41
1	State Financial Services Corp.	56
5	Sterling Bancorp	100
25	Sterling Bancshares, Inc.	383
25	Summit Bancshares, Inc.	436
4	Sun Bancorp, Inc. (a)	81
1	Taylor Capital Group, Inc.	55
3	TriCo Bancshares	60
4	Umpqua Holdings Corp.	99
13	West Coast Bancorp	324
13	Westamerica Bancorp	676
1	Western Sierra Bancorp (a)	47
7	Wilshire Bancorp, Inc.	96
4	Wintrust Financial Corp.	188
		10,671
	Commercial Services & Supplies - 3.2%
27	Angelica Corp.	657
3	Banta Corp.	141
4	Coinstar, Inc. (a)	93
26	Corinthian Colleges, Inc. (a)	327
1	CRA International, Inc. (a)	75
6	DiamondCluster International, Inc. (a)	63
6	Dollar Financial Corp. (a)	64
8	Duratek, Inc. (a)	178
2	General Binding Corp. (a)	42
7	Geo Group, Inc. (The) (a)	173
2	Gevity HR, Inc.	34
16	Heidrick & Struggles, Inc. (a)	425
63	IKON Office Solutions, Inc.	602
4	Imagistics International, Inc. (a)	120
5	Interpool, Inc.	100

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 52

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Commercial Services & Supplies - Continued
12		John H. Harland Co.	$467
4		Korn/Ferry International (a)	67
16		Labor Ready, Inc. (a)	371
17		Navigant Consulting, Inc. (a)	300
4		Pre-Paid Legal Services, Inc.	192
6		SOURCECORP, Inc. (a)	125
10		Spherion Corp. (a)	67
25		TeleTech Holdings, Inc. (a)	200
5		Tetra Tech, Inc. (a)	62
10		United Rentals, Inc. (a)	204
6		United Stationers, Inc. (a)	290
1		Vertrue, Inc. (a)	55
3		Waste Connections, Inc. (a)	127
			5,621
		Communications Equipment - 2.6%
31		3Com Corp. (a)	114
8		Ariba, Inc. (a)	45
24		Arris Group, Inc. (a)	209
19		Aspect Communications Corp. (a)	208
4		Audiovox Corp. (a)	57
10		Avocent Corp. (a)	269
4		Bel Fuse, Inc., Class B	119
7		Black Box Corp.	244
13		C-COR, Inc. (a)	92
11		CIENA Corp. (a)	23
13		CommScope, Inc. (a)	223
3		Comtech Telecommunications Corp. (a)	103
5		Ditech Communications Corp. (a)	31
5		Echelon Corp. (a)	36
11		Enterasys Networks, Inc. (a)	10
16		Extreme Networks, Inc. (a)	66
6		Finisar Corp. (a)	7
14		Foundry Networks, Inc. (a)	121
2		Glenayre Technologies, Inc. (a)	6
10		Harmonic, Inc. (a)	46
24		Inter-Tel, Inc.	452
2		Interdigital Communications Corp. (a)	38
26		MRV Communications, Inc. (a)	57
7		Netgear, Inc. (a)	136
-	(h)	Network Equipment Technologies, Inc. (a)	2
20		Plantronics, Inc.	713

SHARES		SECURITY DESCRIPTION	VALUE
		Communications Equipment - Continued
3		Polycom, Inc. (a)	$51
3		Powerwave Technologies, Inc. (a)	30
6		Redback Networks, Inc. (a)	39
10		SafeNet, Inc. (a)	324
25		Symmetricom, Inc. (a)	261
11		Tekelec (a)	186
11		Terayon Communication Systems, Inc. (a)	34
-	(h)	Tollgrade Communications, Inc. (a)	2
24		Utstarcom, Inc. (a)	180
16		Westell Technologies, Inc. (a)	96
			4,630
		Computers & Peripherals - 1.7%
28		Adaptec, Inc. (a)	109
8		Advanced Digital Information Corp. (a)	58
49		Brocade Communications Systems, Inc. (a)	189
1		Concurrent Computer Corp. (a)	2
5		Dot Hill Systems Corp. (a)	27
3		Electronics for Imaging, Inc. (a)	63
18		Gateway, Inc. (a)	60
13		Hutchinson Technology, Inc. (a)	485
5		Hypercom Corp. (a)	35
11		Imation Corp.	435
1		Innovex, Inc. (a)	2
11		Intergraph Corp. (a)	389
13		Komag, Inc. (a)	357
40		Maxtor Corp. (a)	206
5		McData Corp. (a)	19
7		PalmOne, Inc. (a)	208
25		Quantum Corp. (a)	73
40		Silicon Graphics, Inc. (a)	28
2		Stratasys, Inc. (a)	59
5		Synaptics, Inc. (a)	113
4		UNOVA, Inc. (a)	99
			3,016
		Construction & Engineering - 0.4%
4		Dycom Industries, Inc. (a)	69
15		MasTec, Inc. (a)	133
8		Quanta Services, Inc. (a)	73
4		URS Corp. (a)	157
6		Washington Group International, Inc. (a)	322
			754

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 53

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Construction Materials - 0.4%
4	Ameron International Corp.	$134
5	Eagle Materials, Inc.	454
4	Texas Industries, Inc.	214
		802
	Consumer Finance - 1.2%
3	ACE Cash Express, Inc. (a)	87
4	Advanta Corp.	110
5	Asta Funding, Inc.	125
42	Cash America International, Inc.	851
11	CompuCredit Corp. (a)	381
1	Credit Acceptance Corp. (a)	21
15	Metris Cos., Inc. (a)	218
1	United PanAm Financial Corp. (a)	29
12	World Acceptance Corp. (a)	352
		2,174
	Containers & Packaging - 0.6%
6	Crown Holdings, Inc. (a)	81
5	Greif, Inc., Class A	305
11	Silgan Holdings, Inc.	601
		987
	Distributors - 0.2%
9	Handleman Co.	155
8	WESCO International, Inc. (a)	254
		409
	Diversified Financial Services - 0.7%
2	Encore Capital Group, Inc. (a)	32
4	eSpeed, Inc. (a)	32
18	GATX Corp.	611
11	Knight Capital Group, Inc. (a)	84
4	Nasdaq Stock Market, Inc.	70
26	Technology Investment Capital Corp.	385
		1,214
	Diversified Telecommunication Services - 1.1%
9	Broadwing Corp. (a)	43
102	Cincinnati Bell, Inc. (a)	438
14	CT Communications, Inc.	178
51	ITC Deltacom, Inc. (a)	43

SHARES	SECURITY DESCRIPTION	VALUE
	Diversified Telecommunication Services - Continued
99	Premiere Global Services, Inc. (a)	$1,118
23	Primus Telecom Group (a)	15
7	Talk America Holdings, Inc. (a)	65
17	Time Warner Telecom, Inc., Class A (a)	101
		2,001
	Electric Utilities - 0.8%
5	Black Hills Corp.	192
12	El Paso Electric Co. (a)	241
4	Idacorp, Inc.	116
1	MGE Energy, Inc.	44
12	PNM Resources, Inc.	337
1	UIL Holdings Corp.	70
17	Unisource Energy Corp.	517
		1,517
	Electrical Equipment - 0.1%
5	Encore Wire Corp. (a)	53
3	Evergreen Solar, Inc. (a)	16
3	General Cable Corp. (a)	46
5	Power-One, Inc. (a)	29
6	Valence Technology, Inc. (a)	17
		161
	Electronic Equipment & Instruments - 2.2%
13	Aeroflex, Inc. (a)	108
19	Agilysis, Inc.	290
19	Anixter International, Inc. (a)	688
2	BEI Technologies, Inc.	51
2	Bell Microproducts, Inc. (a)	14
12	Benchmark Electronics, Inc. (a)	350
6	Brightpoint, Inc. (a)	124
6	Checkpoint Systems, Inc. (a)	110
13	CTS Corp.	155
5	Electro Scientific Industries, Inc. (a)	91
2	Faro Technologies, Inc. (a)	46
18	Global Imaging Systems, Inc. (a)	570
8	Itron, Inc. (a)	353
5	Lexar Media, Inc. (a)	26
3	MTS Systems Corp.	101
3	Planar Systems, Inc. (a)	25
6	Radisys Corp. (a)	94

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 54

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Electronic Equipment & Instruments - Continued
5	Rofin-Sinar Technologies, Inc. (a)	$174
12	Sypris Solutions, Inc.	142
6	Trimble Navigation Ltd. (a)	245
19	TTM Technologies, Inc. (a)	144
1	Zygo Corp. (a)	7
		3,908
	Energy Equipment & Services - 2.2%
44	Grey Wolf, Inc. (a)	325
4	Gulf Island Fabrication, Inc.	71
3	Gulfmark Offshore, Inc. (a)	76
10	Hanover Compressor Co. (a)	113
5	Hydril (a)	245
46	Key Energy Services, Inc. (a)	558
10	Lone Star Technologies, Inc. (a)	450
2	Lufkin Industries, Inc.	72
15	Oceaneering International, Inc. (a)	576
6	Offshore Logistics, Inc. (a)	210
6	Oil States International, Inc. (a)	156
7	Parker Drilling Co. (a)	46
32	Todco, Class A (a)	811
10	Veritas DGC, Inc. (a)	275
		3,984
	Food & Staples Retailing - 0.5%
7	Great Atlantic & Pacific Tea Co., Inc. (a)	198
3	Nash Finch Co.	117
1	NeighborCare, Inc. (a)	33
14	Pantry, Inc. (The) (a)	546
7	Pathmark Stores, Inc. (a)	58
		952
	Food Products - 1.2%
35	Chiquita Brands International, Inc.	974
17	Corn Products International, Inc.	399
3	Flowers Foods, Inc.	110
3	J & J Snack Foods Corp.	173
11	Sanderson Farms, Inc.	513
		2,169
	Gas Utilities - 1.4%
7	Atmos Energy Corp.	196

SHARES	SECURITY DESCRIPTION	VALUE
	Gas Utilities - Continued
13	New Jersey Resources Corp.	$622
2	Nicor, Inc.	70
6	Northwest Natural Gas Co.	233
4	South Jersey Industries, Inc.	232
21	Southern Union Co. (a)	513
15	Southwest Gas Corp.	378
10	WGL Holdings, Inc.	340
		2,584
	Health Care Equipment & Supplies - 3.2%
4	Abiomed, Inc. (a)	33
10	Align Technology, Inc. (a)	74
1	Analogic Corp.	35
7	Animas Corp. (a)	141
5	Arrow International, Inc.	144
8	Arthrocare Corp. (a)	294
1	Bio-Rad Laboratories, Inc., Class A (a)	77
5	Biosite, Inc. (a)	269
18	Conmed Corp. (a)	566
7	Diagnostic Products Corp.	312
39	Encore Medical Corp. (a)	216
4	EPIX Pharmaceuticals, Inc. (a)	31
3	Immucor, Inc. (a)	99
7	Integra LifeSciences Holdings Corp. (a)	190
4	Inverness Medical Innovations, Inc. (a)	98
16	Kyphon, Inc. (a)	571
8	Mentor Corp.	348
8	Nektar Therapeutics (a)	135
29	Neurometrix, Inc. (a)	583
3	Palomar Medical Technologies, Inc. (a)	79
9	PolyMedica Corp.	325
2	Regeneration Technologies, Inc. (a)	11
25	Steris Corp.	649
12	SurModics, Inc. (a)	499
		5,779
	Health Care Providers & Services - 5.0%
9	Alderwoods Group, Inc. (a)	129
29	Alliance Imaging, Inc. (a)	299
4	America Service Group, Inc. (a)	67
17	Andrx Corp. (a)	345
11	Apria Healthcare Group, Inc. (a)	391

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 55

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
		Health Care Providers & Services - Continued
18		Centene Corp. (a)	$596
17		Computer Programs & Systems, Inc.	618
2		Dendrite International, Inc. (a)	30
5		Genesis HealthCare Corp. (a)	250
26		Kindred Healthcare, Inc. (a)	1,030
11		LCA Vision, Inc.	548
16		OCA, Inc. (a)	31
18		Owens & Minor, Inc.	566
11		Pediatrix Medical Group, Inc. (a)	833
18		Per-Se Technologies, Inc. (a)	370
28		PSS World Medical, Inc. (a)	352
10		Res-Care, Inc. (a)	136
8		Sierra Health Services (a)	593
36		Stewart Enterprises, Inc.	237
8		Symbion, Inc. (a)	191
12		Trizetto Group (a)	171
16		United Surgical Partners International, Inc. (a)	849
15		Ventiv Health, Inc. (a)	297
			8,929
		Hotels, Restaurants & Leisure - 2.4%
17		Ameristar Casinos, Inc.	443
6		Argosy Gaming Co. (a)	280
-	(h)	Bally Total Fitness Holding Corp. (a)	1
3		CEC Entertainment, Inc. (a)	122
21		CKE Restaurants, Inc.	294
7		Jack in the Box, Inc. (a)	265
39		Landry's Restaurants, Inc.	1,159
11		Multimedia Games, Inc. (a)	119
13		Navigant International, Inc. (a)	189
4		O'Charley's, Inc. (a)	78
11		Pinnacle Entertainment, Inc. (a)	219
5		Rare Hospitality International, Inc. (a)	165
20		Ruby Tuesday, Inc.	508
27		Ryan's Restaurant Group, Inc. (a)	377
			4,219
		Household Durables - 1.3%
5		American Greetings, Class A	122
-	(h)	CSS Industries, Inc.	7
11		Furniture Brands International, Inc.	240

SHARES		SECURITY DESCRIPTION	VALUE
		Household Durables - Continued
4		Meritage Homes Corp. (a)	$278
7		Stanley Furniture Co., Inc.	179
23		Technical Olympic USA, Inc.	553
24		Tupperware Corp.	554
11		WCI Communities, Inc. (a)	349
			2,282
		Industrial Conglomerates - 0.3%
12		Walter Industries, Inc.	473
		Insurance - 2.6%
1		American Physicians Capital, Inc. (a)	51
8		Argonaut Group, Inc. (a)	184
33		Delphi Financial Group, Inc.	1,457
7		Direct General Corp.	135
-	(h)	FBL Financial Group, Inc., Class A	8
7		LandAmerica Financial Group, Inc.	398
2		Midland Co. (The)	78
1		Navigators Group, Inc. (a)	21
48		PMA Capital Corp., Class A (a)	426
6		Selective Insurance Group	307
7		Stewart Information Services Corp.	294
3		United Fire & Casualty Co.	142
-	(h)	Vesta Insurance Group, Inc.	1
17		Zenith National Insurance Corp.	1,140
			4,642
		Internet & Catalog Retail - 0.2%
4		1-800-Flowers.com, Inc., Class A (a)	30
5		GSI Commerce, Inc. (a)	75
10		Insight Enterprises, Inc. (a)	196
2		J. Jill Group, Inc. (The) (a)	27
3		Nutri/System, Inc.	38
			366
		Internet Software & Services - 2.4%
-	(h)	aQuantive, Inc. (a)	7
13		AsiaInfo Holdings, Inc. (a)	69
6		Autobytel, Inc. (a)	31
1		Blue Coat Systems, Inc. (a)	27
74		CMGI, Inc. (a)	139
27		CNET Networks, Inc. (a)	311

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 56

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Internet Software & Services - Continued
5	Digital Insight Corp. (a)	$129
6	Digital River, Inc. (a)	191
24	Digitas, Inc. (a)	274
26	DoubleClick, Inc. (a)	214
64	EarthLink, Inc. (a)	551
4	Equinix, Inc. (a)	165
38	Homestore, Inc. (a)	77
9	Infospace, Inc. (a)	310
11	Internet Security Systems (a)	223
1	Interwoven, Inc. (a)	7
8	Ipass, Inc. (a)	47
7	j2 Global Communications, Inc. (a)	227
8	Jupitermedia Corp. (a)	130
31	Looksmart Ltd. (a)	23
9	Openwave Systems, Inc. (a)	139
28	SupportSoft, Inc. (a)	143
17	United Online, Inc.	181
14	ValueClick, Inc. (a)	176
10	WebEx Communications, Inc. (a)	256
4	webMethods, Inc. (a)	22
4	Websense, Inc. (a)	178
		4,247
	IT Services - 1.4%
24	Acxiom Corp.	491
37	BearingPoint, Inc. (a)	268
1	BISYS Group, Inc. (The) (a)	12
26	Ciber, Inc. (a)	207
2	Covansys Corp. (a)	31
8	CSG System International, Inc. (a)	156
9	Euronet Worldwide, Inc. (a)	253
10	Gartner, Inc., Class A (a)	110
4	Intrado, Inc. (a)	58
9	Lionbridge Technologies (a)	61
11	ManTech International Corp., Class A (a)	335
18	Perot Systems Corp., Class A (a)	262
3	Safeguard Scientifics, Inc. (a)	4
6	Startek, Inc.	102
17	SYKES Enterprises, Inc. (a)	161
6	Tyler Technologies, Inc. (a)	48
		2,559

SHARES	SECURITY DESCRIPTION	VALUE
	Leisure Equipment & Products - 0.8%
25	JAKKS Pacific, Inc. (a)	$478
10	K2, Inc. (a)	128
7	MarineMax, Inc. (a)	213
12	RC2 Corp. (a)	466
6	Steinway Musical Instruments, Inc. (a)	173
		1,458
	Machinery - 3.2%
15	AGCO Corp. (a)	277
10	Astec Industries, Inc. (a)	242
13	Barnes Group, Inc.	414
11	Briggs & Stratton Corp.	384
7	Cascade Corp.	286
10	Crane Co.	258
2	ESCO Technologies, Inc. (a)	181
11	Flowserve Corp. (a)	327
7	Greenbrier Cos., Inc.	179
12	JLG Industries, Inc.	327
8	Joy Global, Inc.	262
12	LInc.oln Electric Holdings, Inc.	411
11	Manitowoc Co., Inc.	451
1	Middleby Corp.	68
5	NACCO Industries, Inc., Class A	579
9	Reliance Steel & Aluminum Co.	336
3	Tecumseh Products Co., Class A	77
5	Valmont Industries, Inc.	137
9	Wabash National Corp.	206
8	Watts Water Technologies, Inc., Class A	278
		5,680
	Media - 2.3%
4	Advo, Inc.	115
7	Arbitron, Inc.	283
4	Carmike Cinemas, Inc.	114
6	Catalina Marketing Corp.	147
48	Charter Communications, Inc., Class A (a)	57
3	Digital Generation Systems (a)	3
1	Emmis Communications Corp., Class A (a)	23
49	Gemstar-TV Guide International, Inc. (a)	176
7	Gray Television, Inc.	84
7	Insight Communications Co., Inc., Class A (a)	76
1	Journal Register Co. (a)	20

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 57

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Media - Continued
31	Lodgenet Entertainment Corp. (a)	$516
5	Media General, Inc., Class A	324
44	Mediacom Communications Corp., Class A (a)	300
65	Primedia, Inc. (a)	264
11	ProQuest Co. (a)	351
29	Radio One, Inc., Class D (a)	372
5	RCN Corp. (a)	104
4	Saga Communications, Inc., Class A (a)	56
9	Scholastic Corp. (a)	358
7	Valassis Communications, Inc. (a)	241
15	World Wrestling Entertainment, Inc.	169
		4,153
	Metals & Mining - 1.5%
7	AK Steel Holding Corp. (a)	45
35	Commercial Metals Co.	835
3	Metal Management, Inc.	58
6	NN, Inc.	80
5	Oregon Steel Mills, Inc. (a)	88
19	Quanex Corp.	986
13	Ryerson Tull, Inc.	187
13	Steel Dynamics, Inc.	331
		2,610
	Multi-Utilities - 0.8%
10	Avista Corp.	193
17	Energen Corp.	610
1	NorthWestern Corp.	46
39	Sierra Pacific Resources (a)	488
		1,337
	Multiline Retail - 0.2%
16	ShopKo Stores, Inc. (a)	396
	Oil, Gas & Consumable Fuels - 4.0%
7	ATP Oil & Gas Corp. (a)	157
4	Callon Petroleum Co. (a)	56
9	Cimarex Energy Co. (a)	352
2	Clayton Williams Energy, Inc. (a)	48
5	Comstock Resources, Inc. (a)	124
8	Energy Partners Ltd. (a)	217

SHARES		SECURITY DESCRIPTION	VALUE
		Oil, Gas & Consumable Fuels - Continued
3		Giant Industries, Inc. (a)	$115
32		Houston Exploration Co. (a)	1,682
8		Mission Resources Corp. (a)	67
3		Penn Virginia Corp.	152
1		Quicksilver Resources, Inc. (a)	64
41		Southwestern Energy Co. (a)	1,945
12		St. Mary Land & Exploration Co.	339
7		Stone Energy Corp. (a)	356
7		Swift Energy Co. (a)	244
-	(h)	TEL Offshore Trust	-	(h)
12		Tesoro Corp.	572
15		Vintage Petroleum, Inc.	463
7		World Fuel Services Corp.	173
			7,126
		Paper & Forest Products - 0.1%
5		Schweitzer-Mauduit International, Inc.	143
		Personal Products - 0.1%
10		Playtex Products, Inc. (a)	103
		Pharmaceuticals - 1.7%
7		Able Laboratories, Inc. (a)	24
30		Adolor Corp. (a)	278
4		Antigenics, Inc. (a)	19
22		AtheroGenics, Inc. (a)	344
23		Auxilium Pharmaceuticals, Inc. (a)	110
128		AVANIR Pharmaceuticals, Class A (a)	359
55		Cypress Bioscience, Inc. (a)	726
8		Impax Laboratories, Inc. (a)	129
18		Medicis Pharmaceutical Corp., Class A	574
11		Palatin Technologies, Inc. (a)	18
2		Par Pharmaceutical Cos, Inc. (a)	64
19		Theravance, Inc. (a)	319
			2,964
		Real Estate - 8.0%
19		Affordable Residential Communities (REIT) (m)	258
13		American Financial Realty Trust (REIT)	201
22		American Home Mortgage Investment Corp. (REIT)	771

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 58

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Real Estate - Continued
22	Anthracite Capital, Inc. (REIT)	$265
3	Ashford Hospitality Trust, Inc.	28
4	Boykin Lodging Co. (REIT) (a)	52
12	Capital Automotive REIT (REIT)	463
35	CarrAmerica Realty Corp. (REIT)	1,277
10	Entertainment Properties Trust (REIT)	442
21	Equity Inns, Inc. (REIT)	274
22	FelCor Lodging Trust, Inc. (REIT) (a)	324
10	Gables Residential Trust (REIT)	437
10	Glimcher Realty Trust (REIT)	283
34	Government Properties Trust, Inc. (REIT)	328
9	Impac Mortgage Holdings, Inc. (REIT)	164
44	Innkeepers USA Trust (REIT)	663
2	Jones Lang LaSalle, Inc. (a)	84
2	Kilroy Realty Corp. (REIT)	85
5	LaSalle Hotel Properties (REIT)	171
11	Levitt Corp., Class A	335
21	Lexington Corp. Properties Trust (REIT)	509
27	LTC Properties, Inc. (REIT)	551
24	Maguire Properties, Inc. (REIT)	683
34	Meristar Hospitality Corp. (REIT) (a)	290
20	MFA Mortgage Investments, Inc. (REIT)	150
30	Mid-America Apartment Communities, Inc. (REIT)	1,340
3	National Health Investors, Inc. (REIT)	95
7	Novastar Financial, Inc. (REIT)	290
20	Pennsylvania Real Estate Investment Trust (REIT)	941
24	Prentiss Properties Trust (REIT)	871
28	RAIT Investment Trust (REIT)	845
13	Saul Centers, Inc. (REIT)	487
7	Taubman Centers, Inc. (REIT)	252
		14,209
	Road & Rail - 1.6%
4	Amerco, Inc. (a)	198
5	Arkansas Best Corp.	169
13	Dollar Thrifty Automotive Group, Inc. (a)	501
17	Genesee & Wyoming, Inc., Class A (a)	471
4	Old Dominion Freight Line (a)	99
7	Overnite Corp.	297
18	RailAmerica, Inc. (a)	209

SHARES		SECURITY DESCRIPTION	VALUE
		Road & Rail - Continued
22		SCS Transportation, Inc. (a)	$390
4		Swift Transportation Co., Inc. (a)	98
12		U.S. Xpress Enterprises, Inc., Class A (a)	141
18		Werner Enterprises, Inc.	345
			2,918
		Semiconductors & Semiconductor Equipment - 4.5%
5		Actel Corp. (a)	71
7		ADE Corp. (a) (m)	194
15		Advanced Energy Industries, Inc. (a)	115
22		AMIS Holdings, Inc. (a)	288
34		Amkor Technology, Inc. (a)	153
23		Applied Micro Circuits Corp. (a)	60
6		Asyst Technologies, Inc. (a)	25
66		Atmel Corp. (a)	156
4		ATMI, Inc. (a)	110
9		August Technology Corp. (a)	106
30		Axcelis Technologies, Inc. (a)	204
11		Brooks Automation, Inc. (a)	168
8		Cabot Microelectronics Corp. (a)	235
-	(h)	Ceva, Inc. (a)	1
17		Cirrus Logic, Inc. (a)	90
2		Cohu, Inc.	37
32		Conexant Systems, Inc. (a)	52
12		Credence Systems Corp. (a)	105
9		Cymer, Inc. (a)	240
28		Cypress Semiconductor Corp. (a)	346
5		Diodes, Inc. (a)	153
5		DSP Group, Inc. (a)	117
4		Exar Corp. (a)	64
13		Fairchild Semiconductor International, Inc. (a)	189
4		Genesis Microchip, Inc. (a)	68
8		Integrated Circuit Systems, Inc. (a)	157
6		Integrated Silicon Solutions, Inc. (a)	42
10		IXYS Corp. (a)	136
5		Kopin Corp. (a)	26
10		Lattice Semiconductor Corp. (a)	46
12		LTX Corp. (a)	60
14		Mattson Technology, Inc. (a)	97

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 59

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Semiconductors & Semiconductor Equipment - Continued
19	Micrel, Inc. (a)	$215
13	Microsemi Corp. (a)	253
6	Mindspeed Technologies, Inc. (a)	7
14	MIPS Technologies, Inc. (a)	103
4	MKS Instruments, Inc. (a)	66
12	Mykrolis Corp. (a)	163
15	Omnivision Technologies, Inc. (a)	202
69	ON Semiconductor Corp. (a)	317
15	Photronics, Inc. (a)	355
15	Pixelworks, Inc. (a)	130
15	PMC-Sierra, Inc. (a)	141
4	Power Integrations, Inc. (a)	82
11	Rambus, Inc. (a)	140
39	RF Micro Devices, Inc. (a)	213
10	Semitool, Inc. (a)	93
16	Semtech Corp. (a)	271
9	Sigmatel, Inc. (a)	156
19	Silicon Image, Inc. (a)	197
8	Silicon Laboratories, Inc. (a)	220
30	Silicon Storage Technology, Inc. (a)	122
27	Skyworks Solutions, Inc. (a)	200
3	Supertex, Inc. (a)	53
18	Transmeta Corp. (a)	11
2	Ultratech, Inc. (a)	37
5	Varian Semiconductor Equipment Associates, Inc. (a)	181
46	Vitesse Semiconductor Corp. (a)	96
1	White Electronic Designs Corp. (a)	4
6	Zoran Corp. (a)	73
		8,012
	Software - 2.4%
2	Ansoft Corp. (a)	36
5	Ansys, Inc. (a)	171
11	Aspen Technology, Inc. (a)	58
14	Borland Software Corp. (a)	93
1	Datastream Systems, Inc. (a)	7
12	E.piphany, Inc. (a)	43
7	Epicor Software Corp. (a)	90
5	EPIQ Systems, Inc. (a)	88
5	Factset Research Systems, Inc.	190

SHARES	SECURITY DESCRIPTION	VALUE
	Software - Continued
4	Filenet Corp. (a)	$93
9	Informatica Corp. (a)	75
2	Intervideo, Inc. (a)	25
3	InterVoice, Inc. (a)	22
7	JDA Software Group, Inc. (a)	77
3	Kronos, Inc. (a)	117
6	Macrovision Corp. (a)	142
8	Magma Design Automation, Inc. (a)	68
6	Manhattan Associates, Inc. (a)	117
12	Mentor Graphics Corp. (a)	124
4	MicroStrategy, Inc. (a)	217
7	MRO Software, Inc. (a)	98
59	Parametric Technology Corp. (a)	376
4	Pegasystems, Inc. (a)	25
9	Phoenix Technologies Ltd. (a)	72
5	Portal Software, Inc. (a)	9
19	Progress Software Corp. (a)	587
2	Quality Systems, Inc. (a)	85
5	Quest Software, Inc. (a)	65
29	Secure Computing Corp. (a)	319
1	SPSS, Inc. (a)	27
2	SS&C Technologies, Inc.	63
4	Talx Corp.	111
3	TradeStation Group, Inc. (a)	22
10	Transaction Systems Architechs, Inc. (a)	249
8	TIBCO Software, Inc. (a)	55
12	Wind River Systems, Inc. (a)	182
		4,198
	Specialty Retail - 5.2%
71	Aaron Rents, Inc.	1,776
18	Aeropostale, Inc. (a)	612
20	Asbury Automotive Group, Inc. (a)	313
4	Big 5 Sporting Goods Corp.	119
9	Brookstone, Inc. (a)	176
5	Build-A-Bear Workshop, Inc. (a)	106
4	Building Material Holding Corp.	263
13	Burlington Coat Factory Warehouse Corp.	554
70	Charming Shoppes, Inc. (a)	655
9	Children's Place, Inc. (a)	406
5	Dress Barn, Inc. (a)	106
2	Electronics Boutique Holdings Corp. (a)	152

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 60

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE
Long-Term Investments - continued
	Specialty Retail - Continued
14	Genesco, Inc. (a)	$530
8	Guess?, Inc. (a)	129
8	HOT Topic, Inc. (a)	143
11	Lithia Motors, Inc., Class A	310
4	Movie Gallery, Inc.	101
11	Pacific Sunwear of California, Inc. (a)	241
1	Party City Corp. (a)	7
12	Petco Animal Supplies, Inc. (a)	337
23	Rent-A-Center, Inc. (a)	540
10	Select Comfort Corp. (a)	221
4	Sonic Automotive, Inc.	92
3	Sports Authority, Inc. (The) (a)	102
2	Stage Stores, Inc. (a)	100
21	Stein Mart, Inc.	469
20	Too, Inc. (a)	456
4	Trans World Entertainment Corp. (a)	47
5	United Auto Group, Inc.	155
		9,218
	Textiles, Apparel & Luxury Goods - 1.2%
4	Brown Shoe Co., Inc.	149
4	DHB Industries, Inc. (a)	31
5	Fossil, Inc. (a)	123
16	K-Swiss, Inc., Class A	501
9	Kellwood Co.	245
10	Kenneth Cole Productions, Inc., Class A	299
8	Movado Group, Inc.	153
5	Russell Corp.	94
15	Skechers U.S.A., Inc., Class A (a)	214
8	Unifirst Corp.	324
		2,133
	Thrifts & Mortgage Finance - 3.1%
10	Accredited Home Lenders Holding Co. (a)	436
35	Bank Atlantic Bancorp, Inc., Class A	661
4	Commercial Capital Bancorp, Inc.	69
19	Corus Bankshares, Inc.	1,043
4	Dime Community Bancshares	65
17	First Niagara Financial Group, Inc.	255
1	First Place Financial Corp.	11
1	FirstFed Financial Corp. (a)	48
10	Flagstar Bancorp, Inc.	195

SHARES	SECURITY DESCRIPTION	VALUE
	Thrifts & Mortgage Finance - Continued
13	Fremont General Corp.	$324
6	Gibraltar Industries, Inc.	111
3	ITLA Capital Corp. (a)	178
10	Partners Trust Financial Group, Inc.	103
21	Provident Bancorp, Inc.	254
31	R&G Financial Corp., Class B	541
8	Sterling Financial Corp.(a)	316
56	W Holding Co., Inc.	577
6	WSFS Financial Corp.	339
		5,526
	Tobacco - 0.5%
38	Alliance One International, Inc.	231
14	Universal Corp.	600
		831
	Trading Companies & Distributors - 1.4%
60	Applied Industrial Technologies, Inc.	1,935
18	Hughes Supply, Inc.	517
4	Nuco2, Inc. (a)	95
		2,547
	Wireless Telecommunication Services - 0.5%
1	Aether Systems, Inc. (a)	2
17	Centennial Communications Corp. (a)	239
92	Dobson Communications Corp. (a)	392
5	InPhonic, Inc. (a)	83
1	Remec, Inc. (a)	5
17	US Unwired, Inc. (a)	97
		818
	Total Common Stocks (Cost $153,096)	175,973
	Total Long-Term Investments (Cost $153,096)	175,973
Short-Term Investments - 1.3
	Investment Company - 1.1%
1,935	JPMorgan Prime Money Market Fund (b) (m)	1,935

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 61

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS  AS OF JUNE 30, 2005

(Amounts in thousands)

(CONTINUED)

(Unaudited)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments - continued
	U.S. Treasury Obligation - 0.2%
$425	U.S. Treasury Bond, 1.88%, 11/30/05 (k)	$422
	Total Short-Term Investments	2,357 (Cost $2,357)
	Total Investments - 100.3%	$178,330
	(Cost $155,453)
	Liabilities in excess of other assets - (0.3)%	(561)
	NET ASSETS - 100.0%	$177,769

  Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 06/30/05	UNREALIZED APPRECIATION
7	Russell 2000 Index	September, 2005	$2,251	$52

Abbrevations:

(a)  Non-income producing security.

(b)  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(c)  Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(h)  Amount rounds to less than one thousand.

(k)  Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(g)  Amount rounds to less than 0.1%.

(m)  All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when issued, delayed delivery securities, and reverse repurchase agreements.

REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds 62

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan U.S. Equity Mid/Small Cap Funds63

JPMorgan Funds

STATEMENT OF ASSETS
AND LIABILITIES   AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Capital Growth		Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
ASSETS
Investments in non-affiliates, at value	$755,937		$208,113	$256,462	$58,389
Investments in affiliates, at value	14,906		5,923	5,894	668
Total Investment securities, at value	770,843		214,036	262,356	59,057
Cash	20		-	10	-
Receivables:
Investment securities sold	-		1,733	137	-
Fund shares sold	2,332		1,658	544	11
Interest and dividends	155		23	194	14
Prepaid expenses and other assets	-	(b)	-	-	10
Total Assets	773,350		217,450	263,241	59,092
LIABILITIES
Payables:
Due to custodian	-		563	-	1
Dividends	-		-	145	-
Investment securities purchased	3,516		1,283	1,025	258
Collateral for securities lending program	53,039		39,406	12,420	6,470
Fund shares redeemed	1,591		1,816	96	44
Accrued liabilities:
Investment advisory fees	234		91	96	22
Administration fees	62		15	20	2
Shareholder servicing fees	146		31	51	3
Distribution fees	121		69	-	12
Custodian and accounting fees	23		11	6	2
Trustees' fees - deferred compensation plan	37		5	5	1
Other	404		140	52	28
Total Liabilities	59,173		43,430	13,916	6,843
NET ASSETS	$714,177		$174,020	$249,325	$52,249

  (b)  Amount rounds to less than one thousand

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds64

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Capital Growth	Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
NET ASSETS
Paid in capital	$574,464	$152,964	$182,668	$293,240
Accumulated undistributed (distributions in excess of) net investment income and futures	(2,340)	(1,204)	(28)	(248)
Accumulated undistributed net realized gains (losses) from investments and futures	41,289	8,601	19,461	(249,402)
Net unrealized appreciation (depreciation) from investments and futures	100,764	13,659	47,224	8,659
Total Net Assets	$714,177	$174,020	$249,325	$52,249
Net Assets:
Class A	$440,707	$65,961	$-	$49,463
Class B	$38,165	$53,127	$-	$2,786
Class C	$10,533	$36,963	$-	$-
Select Class	$224,772	$17,969	$249,325	$-
Total	$714,177	$174,020	$249,325	$52,249
Outstanding units of beneficial interest (shares):
Class A	11,183	3,636	-	8,421
Class B	1,046	3,103	-	493
Class C	293	2,163	-	-
Select Class	5,425	966	7,221	-
	17,947	9,868	7,221	8,914
Class A - Redemption price per share	$39.41	$18.14	$-	$5.87
Class B - Offering price per share (a)	$36.48	$17.12	$-	$5.65
Class C - Offering price per share (a)	$35.95	$17.09	$-	$-
Select Class - Offering and redemption price per share	$41.43	$18.60	$34.53	$-
Institutional Class - Offering and redemption price per share	$-	$-	$-	$-
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$41.59	$19.15	$-	$6.20
Cost of investments	$670,079	$200,377	$215,132	$50,398
Total market value of securities on loan	$51,733	$38,461	$12,273	$6,352

  (a)  Redemption price for Class B and Class C shares varies on the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds65

JPMorgan Funds

STATEMENT OF ASSETS
AND LIABILITIES (CONTINUED)  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
ASSETS
Investments in non-affiliates, at value	$6,302,344	$987,235	$448,439	$176,395
Investments in affiliates, at value	183,523	12,739	13,742	1,935
Total Investment securities, at value	6,485,867	999,974	462,181	178,330
Cash	369	17	8	-
Receivables:
Investment securities sold	4,987	19,362	1,759	4,247
Fund shares sold	26,702	1,323	4,776	16
Interest and dividends	8,368	764	316	167
Variation margin on futures contracts	-	330	-	43
Prepaid expenses and other assets	64	28	2	-
Total Assets	6,526,357	1,021,798	469,042	182,803
LIABILITIES
Payables:
Due to custodian	-	-	-	60
Investment securities purchased	23,402	18,384	2,788	4,056
Collateral for securities lending program	280,525	186,483	80,461	-
Fund shares redeemed	4,853	1,793	953	705
Accrued liabilities:
Investment advisory fees	2,887	434	204	88
Administration fees	492	64	22	9
Shareholder servicing fees	914	-	36	18
Distribution fees	1,094	-	41	-
Custodian and accounting fees	64	-	13	20
Trustees' fees - deferred compensation plan	13	15	21	2
Other	696	56	157	76
Total Liabilities	314,940	207,229	84,696	5,034
NET ASSETS	$6,211,417	$814,569	$384,346	$177,769

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds66

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF ASSETS
AND LIABILITIES  AS OF JUNE 30, 2005

(Amounts in thousands, except per share amounts)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
NET ASSETS
Paid in capital	$5,468,430	$755,673	$266,172	$142,788
Accumulated undistributed (distributions in excess of) net investment income and futures	13,505	1,664	(574)	302
Accumulated undistributed net realized gains (losses) from investments and futures	142,550	7,114	45,233	11,750
Net unrealized appreciation (depreciation) from investments and futures	586,932	50,118	73,515	22,929
Total Net Assets	$6,211,417	$814,569	$384,346	$177,769
Net Assets:
Class A	$2,383,157	$-	$158,657	$-
Class B	$230,236	$-	$13,321	$-
Class C	$792,600	$-	$2,841	$-
Select Class	$1,153,809	$814,569	$209,527	$123,444
Institutional Class	$1,651,615	$-	$-	$54,325
Total	$6,211,417	$814,569	$384,346	$177,769
Outstanding units of beneficial interest (shares):
Class A	102,991	-	5,820	-
Class B	10,156	-	540	-
Class C	34,894	-	115	-
Select Class	49,507	18,812	7,249	8,988
Institutional Class	70,414	-	-	3,954
	267,962	18,812	13,724	12,942
Class A - Redemption price per share	$23.14	$-	$27.26	$-
Class B - Offering price per share (a)	$22.67	$-	$24.69	$-
Class C - Offering price per share (a)	$22.71	$-	$24.68	$-
Select Class - Offering and redemption price per share	$23.31	$43.30	$28.90	$13.73
Institutional Class - Offering and redemption price per share	$23.46	$-	-	$13.74
Class A Maximum Public Offering Price Per Share (net asset value per share/94.75%)	$24.42	$-	$28.77	$-
Cost of investments	$5,898,935	$950,209	$388,666	$155,453
Total market value of securities on loan	$277,451	$182,040	$78,852	$-

  (a)  Redemption price for Class B and Class C shares varies on the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds67

JPMorgan Funds

STATEMENT OF
OPERATIONS   FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Capital Growth	Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
INVESTMENT INCOME
Dividends	$1,413	$219	$1,183	$114
Dividend income from affiliates*	182	43	83	6
Income from securities lending (net)	19	34	2	1
Foreign taxes withheld	(4)	(1)	(2)	-	(b)
Total investment income	1,610	295	1,266	121
EXPENSES
Investment advisory fees	1,363	552	770	172
Administrative fees	404	102	141	32
Distribution fees	724	420	-	73
Shareholder servicing fees	852	212	296	66
Custodian and accounting fees	53	27	29	22
Interest expense	-	-	5	1
Professional fees	32	23	21	22
Trustees' fees	4	1	1	-	(b)
Printing and mailing costs	68	33	12	20
Registration and filing fees	22	24	6	9
Transfer agent fees	370	141	5	28
Other	16	- (b)	9	10
Total expenses before waivers	3,908	1,535	1,295	455
Less amounts waived	-	(42)	(221)	(87)
Less earnings credits	-	(1)	(2)	-
Less expense reimbursements	(1)	-	-	-
Net expenses	3,907	1,492	1,072	368
Net investment income (Loss)	(2,297)	(1,197)	194	(247)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds68

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS   FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Capital Growth	Dynamic Small Cap	Mid Cap Equity	Mid Cap Growth
REALIZED AND UNREALIZED GAIN (LOSSES) ON INVESTMENTS AND FUTURES
Net realized gain (loss) on transactions from:
Investments	$22,864	$12,557	$14,342	$4,133
Futures	-	-	-	-
Change in net unrealized appreciation (depreciation) of:
Investments	(2,042)	(15,147)	(5,026)	(2,785)
Futures	-	-	-	-
Net realized\unrealized gains (losses) on investments and futures	20,822	(2,590)	9,316	1,348
Change in net assets resulting from operations	$18,525	$(3,787)	$9,510	$1,101
* Includes reimbursements of investment advisory and adminstration fees:	$10	$3	$6	$-(b)

  (b)  Rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds69

JPMorgan Funds

STATEMENT OF
OPERATIONS (CONTINUED)  FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
INVESTMENT INCOME
Dividends	$39,290	$4,161	$1,249	$1,134
Dividend income from affiliates*	2,964	222	158	42
Interest income	-	31	-	5
Income from securities lending (net)	125	297	9	-
Foreign taxes withheld	(46)	(5)	-	(1)
Total investment income	42,333	4,706	1,416	1,180
EXPENSES
Investment advisory fees	16,464	2,674	1,190	562
Administrative fees	2,896	491	217	112
Distribution fees	5,573	-	226	-
Shareholder servicing fees	5,141	1,028	458	180
Custodian and accounting fees	129	71	13	52
Interest expense	4	-	1	1
Professional fees	75	27	28	27
Trustees' fees	26	4	2	1
Printing and mailing costs	251	18	38	10
Registration and filing fees	311	40	21	19
Transfer agent fees	1,434	6	96	18
Other	145	15	12	5
Total expenses before waivers	32,449	4,374	2,302	987
Less amounts waived	(3,617)	(1,083)	(319)	(105)
Less earnings credits	(14)	-	(1)	(1)
Net expenses	28,818	3,291	1,982	881
Net investment income (Loss)	13,515	1,415	(566)	299

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds70

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF
OPERATIONS   FOR THE SIX MONTHS ENDED JUNE 30, 2005

(Amounts in thousands)

(Unaudited)

	Mid Cap Value	Small Cap Core	Small Cap Equity	U.S. Small Company
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FUTURES:
Net realized gain (loss) on transactions from:
Investments	$121,450	$4,331	$30,327	$8,865
Futures	-	(1,388)	-	(58)
Change in net unrealized appreciation (depreciation) of:
Investments	137,094	(10,923)	(17,531)	(10,992)
Futures	-	(293)	-	(71)
Net realized\unrealized gains (losses) on investments and futures	258,544	(8,273)	12,796	(2,256)
Change in net assets resulting from operations	$272,059	$(6,858)	$12,230	$(1,957)
* Includes reimbursements of investment advisory and adminstration fees:	$196	$15	$11	$3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds71

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Capital Growth		Dynamic Small Cap
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,297)	$(3,194)	$(1,197)	$(2,722)
Net realized gain (loss) on investments and futures	22,864	84,582	12,557	37,317
Change in net unrealized appreciation (depreciation) of investments and futures	(2,042)	(5,839)	(15,147)	(18,399)
Increase (decrease) in net assets from operations	18,525	75,549	(3,787)	16,196
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investment transactions	-	(61,848)	-	-
Total distributions to shareholders	-	(61,848)	-	-
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	153,625	47,795	(14,037)	(15,717)
NET ASSETS
Total increase (decrease) in net assets	172,150	61,496	(17,824)	479
Beginning of period	542,027	480,531	191,844	191,365
End of period	$714,177	$542,027	$174,020	$191,844
Accumulated undistributed (distributions in excess of) net investment income	$(2,340)	$(43)	$(1,204)	$(7)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds72

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Equity		Mid Cap Growth
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$194	$643	$(247)	$(374)
Net realized gain (loss) on investments and futures	14,342	28,575	4,133	10,011
Change in net unrealized appreciation (depreciation) of investments and futures	(5,026)	8,854	(2,785)	(582)
Increase (decrease) in net assets from operations	9,510	38,072	1,101	9,055
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(216)	(627)	-	-
From net realized gains on investment transactions	-	(23,640)	-	-
Total distributions to shareholders	(216)	(24,267)	-	-
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	12,924	19,236	(6,234)	(12,240)
NET ASSETS
Total increase (decrease) in net assets	22,218	33,041	(5,133)	(3,185)
Beginning of period	227,107	194,066	57,382	60,567
End of period	$249,325	$227,107	$52,249	$57,382
Accumulated undistributed (distributions in excess of) net investment income	$(28)	$(6)	$(248)	$(1)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds73

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Value		Small Cap Core
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,515	$8,301	$1,415	$920
Net realized gain (loss) on investments and futures	121,450	68,273	2,943	100,058
Change in net unrealized appreciation (depreciation) of investments and futures	137,094	344,403	(11,216)	(27,707)
Increase (decrease) in net assets from operations	272,059	420,977	(6,858)	73,271
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(8,593)	-	(605)
From net realized gains on investment transactions	-	(46,201)	-	(87,711)
Total distributions to shareholders	-	(54,794)	-	(88,316)
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	2,250,604	2,466,242	(82,311)	532,830
NET ASSETS
Total increase (decrease) in net assets	2,522,663	2,832,425	(89,169)	517,785
Beginning of period	3,688,754	856,329	903,738	385,953
End of period	$6,211,417	$3,688,754	$814,569	$903,738
Accumulated undistributed (distributions in excess of) net investment income	$13,505	$(10)	$1,664	$249

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds74

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Small Cap Equity		U.S. Small Company
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(566)	$(1,977)	$299	$(249)
Net realized gain (loss) on investments and futures	30,327	276,109	8,807	89,186
Change in net unrealized appreciation (depreciation) of investments and futures	(17,531)	(93,478)	(11,063)	(62,529)
Increase (decrease) in net assets from operations	12,230	180,654	(1,957)	26,408
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investment transactions	-	(112,302)	-	(28,244)
Total distributions to shareholders	-	(112,302)	-	(28,244)
CAPITAL SHARE TRANSACTIONS
Increase (decrease)	15,246	(457,947)	(31,081)	(126,815)
NET ASSETS
Total increase (decrease) in net assets	27,476	(389,595)	(33,038)	(128,651)
Beginning of period	356,870	746,465	210,807	339,458
End of period	$384,346	$356,870	$177,769	$210,807
Accumulated undistributed (distributions in excess of) net investment income	$(574)	$(8)	$302	$3

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds75

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Capital Growth		Dynamic Small Cap
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$39,250	$40,060	$8,185	$27,956
Dividends reinvested	-	49,434	-	-
Cost of shares redeemed	(49,869)	(73,060)	(25,818)	(38,856)
Change in net assets from Class A capital transactions	$(10,619)	$16,434	$(17,633)	$(10,900)
Class B Shares
Proceeds from shares issued	$2,256	$3,364	$5,834	$11,257
Dividends reinvested	-	5,878	-	-
Cost of shares redeemed	(15,723)	(20,517)	(13,251)	(16,973)
Change in net assets from Class B capital transactions	$(13,467)	$(11,275)	$(7,417)	$(5,716)
Class C Shares
Proceeds from shares issued	$3,568	$3,881	$10,283	$19,086
Dividends reinvested	-	426	-	-
Cost of shares redeemed	(569)	(1,053)	(7,067)	(10,644)
Change in net assets from Class C capital transactions	$2,999	$3,254	$3,216	$8,442
Select Class Shares
Proceeds from shares issued	$188,710	$39,557	$10,030	$7,516
Dividends reinvested	-	1,140	-	-
Cost of shares redeemed	(13,998)	(1,315)	(2,233)	(15,059)
Change in net assets from Select Class capital transactions	$174,712	$39,382	$7,797	$(7,543)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds76

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Equity		Mid Cap Growth
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$-	$-	$1,094	$2,220
Dividends reinvested	-	-	-	-
Cost of shares redeemed	-	-	(7,200)	(13,954)
Change in net assets from Class A capital transactions	$-	$-	$(6,106)	$(11,734)
Class B Shares
Proceeds from shares issued	$-	$-	$315	$194
Dividends reinvested	-	-	-	-
Cost of shares redeemed	-	-	(443)	(700)
Change in net assets from Class B capital transactions	$-	$-	$(128)	$(506)
Select Class
Proceeds from shares issued	$63,171	$57,714	$-	$-
Dividends reinvested	32	17,555	-	-
Cost of shares redeemed	(50,279)	(56,033)	-	-
Redemption in-kind	-	-	-	-
Change in net assets from Select Class capital transactions	$12,924	$19,236	$-	$-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds77

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Value		Small Cap Core
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$1,111,678	$1,033,844	$-	$-
Dividends reinvested	-	16,217	-	-
Cost of shares redeemed	(162,851)	(122,265)	-	-
Change in net assets from Class A capital transactions	$948,827	$927,796	$-	$-
Class B Shares
Proceeds from shares issued	$58,079	$93,272	$-	$-
Dividends reinvested	-	1,863	-	-
Cost of shares redeemed	(10,844)	(9,647)	-	-
Change in net assets from Class B capital transactions	$47,235	$85,488	$-	$-
Class C Shares
Proceeds from shares issued	$300,859	$348,253	-	-
Dividends reinvested	-	4,102	-	-
Cost of shares redeemed	(24,289)	(16,865)	-	-
Change in net assets from Class C capital transactions	$276,570	$335,490	-	-
Select Class
Proceeds from shares issued	$705,163	$405,562	$40,395	$640,372
Dividends reinvested	-	4,698	-	76,052
Cost of shares redeemed	(89,428)	(43,384)	(122,706)	(183,594)
Redemption in-kind	-	-	-	-
Change in net assets from Select Class capital transactions	$615,735	$366,876	$(82,311)	$532,830
Institutional Class
Proceeds from shares issued	$622,062	$848,157	-	-
Dividends reinvested	-	14,335	-	-
Cost of shares redeemed	(259,825)	(111,900)	-	-
Change in net assets from Institutional Class capital transactions	$362,237	$750,592	-	-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds78

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Small Cap Equity		U.S. Small Company
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
CAPITAL TRANSACTIONS
Class A Shares
Proceeds from shares issued	$50,720	$-	$-	$-
Dividends reinvested	-	-	-	-
Cost of shares redeemed	(25,830)	-	-	-
Change in net assets from Class A capital transactions	$24,890	$-	$-	$-
Class B Shares
Proceeds from shares issued	$2,562	$-	$-	$-
Dividends reinvested	-	-	-	-
Cost of shares redeemed	(6,370)	-	-	-
Change in net assets from Class B capital transactions	$(3,808)	$-	$-	$-
Class C Shares
Proceeds from shares issued	$2,773	-	-	-
Dividends reinvested	-	-	-	-
Cost of shares redeemed	(16)	-	-	-
Change in net assets from Class C capital transactions	$2,757	$-	$-	$-
Select Class
Proceeds from shares issued	$54,761	$141,242	$31,654	$21,554
Dividends reinvested	-	88,631	-	13,051
Cost of shares redeemed	(63,354)	(195,648)	(28,441)	(97,302)
Redemption in-kind	-	(518,018)	-	-
Change in net assets from Select Class capital transactions	$(8,593)	$(483,793)	$3,213	$(62,697)
Institutional Class
Proceeds from shares issued	$-	$-	$12,331	$21,366
Dividends reinvested	-	-	-	6,203
Cost of shares redeemed	-	-	(46,625)	(91,687)
Change in net assets from Institutional Class capital transactions	$-	$-	$(34,294)	$(64,118)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds79

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Capital Growth		Dynamic Small Cap
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	1,028	1,024	464	1,634
Reinvested	-	1,303	-	-
Redeemed	(1,302)	(1,870)	(1,472)	(2,293)
Change in Class A Shares	(274)	457	(1,008)	(659)
Class B Shares
Issued	64	91	351	693
Reinvested	-	167	-	-
Redeemed	(445)	(558)	(795)	(1,057)
Change in Class B Shares	(381)	(300)	(444)	(364)
Class C Shares
Issued	101	107	623	1,186
Reinvested	-	12	-	-
Redeemed	(16)	(29)	(427)	(673)
Change in Class C Shares	85	90	196	513
Select Class
Issued	4,724	969	570	427
Reinvested	-	29	-	-
Redeemed	(352)	(33)	(125)	(859)
Change in Select Class	4,372	965	445	(432)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds80

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Equity		Mid Cap Growth
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	-	-	192	433
Reinvested	-	-	-	-
Redeemed	-	-	(1,263)	(2,687)
Change in Class A Shares	-	-	(1,071)	(2,254)
Class B Shares
Issued	-	-	57	39
Reinvested	-	-	-	-
Redeemed	-	-	(81)	(140)
Change in Class B Shares	-	-	(24)	(101)
Select Class
Issued	1,902	1,752	-	-
Reinvested	1	536	-	-
Redeemed	(1,501)	(1,693)	-	-
Redemption in-kind	-	-	-	-
Change in Select Class	402	595	-	-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds81

JPMorgan Funds

STATEMENT OF CHANGES
IN NET ASSETS (CONTINUED)  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Mid Cap Value		Small Cap Core
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	49,851	51,027	-	-
Reinvested	-	746	-	-
Redeemed	(7,307)	(6,071)	-	-
Change in Class A Shares	42,544	45,702	-	-
Class B Shares
Issued	2,660	4,666	-	-
Reinvested	-	87	-	-
Redeemed	(496)	(488)	-	-
Change in Class B Shares	2,164	4,265	-	-
Class C Shares
Issued	13,750	17,330	-	-
Reinvested	-	192	-	-
Redeemed	(1,108)	(851)	-	-
Change in Class C Shares	12,642	16,671	-	-
Select Class
Issued	31,615	19,743	976	14,251
Reinvested	-	215	-	1,769
Redeemed	(3,978)	(2,172)	(2,960)	(3,918)
Change in Select Class	27,637	17,786	(1,984)	12,102
Institutional Class
Issued	27,616	41,530	-	-
Reinvested	-	652	-	-
Redeemed	(11,675)	(5,510)	-	-
Change in Institutional Class	15,941	36,672	-	-

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds82

SEMI-ANNUAL REPORT JUNE 30

2005

STATEMENT OF CHANGES
IN NET ASSETS  FOR THE PERIODS INDICATED

(Amounts in thousands)

	Small Cap Equity		U.S. Small Company
	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04	Six Months Ended 06/30/05 (Unaudited)	Year Ended 12/31/04
SHARE TRANSACTIONS
Class A Shares
Issued	1,936	-	-	-
Reinvested	-	-	-	-
Redeemed	(984)	-	-	-
Change in Class A Shares	952	-	-	-
Class B Shares
Issued	107	-	-	-
Reinvested	-	-	-	-
Redeemed	(267)	-	-	-
Change in Class B Shares	(160)	-	-	-
Class C Shares
Issued	116	-	-	-
Reinvested	-	-	-	-
Redeemed	(1)	-	-	-
Change in Class C Shares	115	-	-	-
Select Class
Issued	1,986	5,240	2,541	1,535
Reinvested	-	3,235	-	962
Redeemed	(2,296)	(7,291)	(2,189)	(7,032)
Redemption in-kind	-	(18,885)	-	-
Change in Select Class	(310)	(17,701)	352	(4,535)
Institutional Class
Issued	-	-	958	1,563
Reinvested	-	-	-	458
Redeemed	-	-	(3,672)	(6,617)
Change in Institutional Class	-	-	(2,714)	(4,596)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds83

JPMorgan Funds

FINANCIAL HIGHLIGHTS

Class A

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$38.51	(0.13)		1.03	0.90	-	-	-	$39.41	2.34%
Year Ended 12/31/04	$37.47	(0.24	)(d)	6.49	6.25	-	(5.21)	(5.21)	$38.51	16.90%
Year Ended 12/31/03	$28.60	(0.34	)(d)	10.61	10.27	-	(1.40)	(1.40)	$37.47	36.10%
Year Ended 12/31/02	$40.10	(0.38	)(d)	(10.86)	(11.24)	-	(0.26)	(0.26)	$28.60	(28.04%)
11/1/01 Through 12/31/01(c)	$35.37	(0.03)		4.76	4.73	-	-	-	$40.10	13.37%
Year Ended 10/31/01	$47.91	(0.19	)(d)	(6.87)	(7.06)	-	(5.48)	(5.48)	$35.37	(15.86%)
Year Ended 10/30/00	$42.85	(0.14	)(d)	10.11	9.97	-	4.91	4.91	$47.91	25.81%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$18.46	0.09		(0.41)	(0.32)	-	-	-	$18.14	(1.73%)
Year Ended 12/31/04	$16.81	(0.19	)(d)	1.84	1.65	-	-	-	$18.46	9.82%
Year Ended 12/31/03	$12.14	(0.16	)(d)	4.83	4.67	-	-	-	$16.81	38.47%
Year Ended 12/31/02	$15.72	(0.18)		(3.40)	(3.58)	-	-	-	$12.14	(22.77%)
11/1/01 Through 12/31/01(c)	$14.21	(0.03)		1.54	1.51	-	-	-	$15.72	10.63%
Year Ended 10/31/01	$24.54	(0.24)		(6.71)	(6.95)	-	(3.38)	(3.38)	$14.21	(30.60%)
Year Ended 10/31/00	$15.98	(0.22	)(d)	8.78	8.56	-	-	-	$24.54	53.57%
MID CAP GROWTH FUND
Six Months Ended 6/30/05 (Unaudited)	$5.74	(0.03)		0.16	0.13	-	-	-	$5.87	2.26%
Year Ended 12/31/04	$4.91	(0.03	)(d)	0.86	0.83	-	-	-	$5.74	16.90%
Year Ended 12/31/03	$3.57	(0.04	)(d)	1.38	1.34	-	-	-	$4.91	37.53%
Year Ended 12/31/02	$5.06	(0.05	)(d)	(1.44)	(1.49)	-	-	-	$3.57	(29.45%)
10/1/01 Through 12/31/01(g)	$4.27	(0.01)		0.80	0.79	-	-	-	$5.06	18.50%
Year Ended 9/30/01	$12.51	(0.02	)(d)	(8.06)	(8.08)	-	(0.16)	(0.16)	$4.27	(65.10%)
10/29/99(b) Through 9/30/00	$10.00	(0.09)		2.60	2.51	-	-	-	$12.51	25.12%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  Commencement of operations.

  (c)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  The Fund changed its fiscal year end from 9/30 to 12/31.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds84

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$441	1.19%	(0.72%)	1.19%	63%
Year Ended 12/31/04	$441	1.35%	(0.61%)	1.37%	122%
Year Ended 12/31/03	$412	1.35%	(1.05%)	1.46%	68%
Year Ended 12/31/02	$330	1.35%	(1.13%)	1.38%	93%
11/1/01 Through 12/31/01(c)	$495	1.35%	(0.40%)	1.35%	2%
Year Ended 10/31/01	$426	1.35%	(0.47%)	1.37%	43%
Year Ended 10/30/00	$523	1.35%	(0.32%)	1.35%	66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$66	1.50%	(1.15%)	1.57%	54%
Year Ended 12/31/04	$86	1.50%	(1.14%)	1.73%	112%
Year Ended 12/31/03	$89	1.50%	(1.19%)	1.86%	55%
Year Ended 12/31/02	$82	1.50%	(1.20%)	1.82%	52%
11/1/01 Through 12/31/01(c)	$125	1.50%	(1.21%)	1.63%	8%
Year Ended 10/31/01	$120	1.50%	(1.13%)	1.64%	57%
Year Ended 10/31/00	$154	1.50%	(0.99%)	1.76%	87%
MID CAP GROWTH FUND
Six Months Ended 6/30/05 (Unaudited)	$49	1.35%	(0.90%)	1.69%	58%
Year Ended 12/31/04	$54	1.35%	(0.61%)	1.79%	118%
Year Ended 12/31/03	$58	1.35%	(1.05%)	1.77%	69%
Year Ended 12/31/02	$53	1.35%	(1.15%)	1.62%	39%
10/1/01 Through 12/31/01(g)	$101	1.35%	(0.84%)	1.35%	135%
Year Ended 9/30/01	$94	1.30%	(0.54%)	1.30%	159%
10/29/99(b) Through 9/30/00	$33	1.16%	(0.68%)	1.20%	147%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds85

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class A (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net realized Net investment income (loss)		and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$22.05	0.04		1.05	1.09	-	-	-	$23.14	4.94%
Year Ended 12/31/04	$18.62	0.07	(d)	3.71	3.78	(0.04)	(0.31)	(0.35)	$22.05	20.32%
Year Ended 12/31/03	$14.44	0.09	(d)	4.25	4.34	(0.05)	(0.11)	(0.16)	$18.62	30.07%
Year Ended 12/31/02	$14.10	0.07	(d)	0.31	0.38	(0.03)	(0.01)	(0.04)	$14.44	2.68%
10/1/01 Through 12/31/01(a)	$13.43	0.02	(d)	1.48	1.50	(0.08)	(0.75)	(0.83)	$14.10	11.20%
4/30/01(c) Through 9/30/01	$14.24	0.04	(d)	(0.85)	(0.81)	-	-	-	$13.43	(5.69%)
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$26.44	(0.07)		0.89	0.82	-	-	-	$27.26	3.10%
Year Ended 12/31/04	$24.11	(0.17	)(d)	6.33	6.16	-	(3.83)	(3.83)	$26.44	26.13%
Year Ended 12/31/03	$17.68	(0.15	)(d)	6.58	6.43	-	-	-	$24.11	36.37%
Year Ended 12/31/02	$21.53	(0.15	)(d)	(3.57)	(3.72)	-	(0.13)	(0.13)	$17.68	(17.30%)
11/1/01 Through 12/31/01(b)	$19.64	(0.03	)(d)	1.92	1.89	-	-	-	$21.53	9.62%
Year Ended 10/31/01	$27.89	(0.10)		(4.26)	(4.36)	-	(3.89)	(3.89)	$19.64	(16.62%)
Year Ended 10/31/00	$22.77	(0.20	)(d)	7.97	7.77	-	(2.65)	(2.65)	$27.89	37.10%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds86

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$2,383	1.25%	0.45%	1.39%		16%
Year Ended 12/31/04	$1,333	1.25%	0.34%	1.60%		41%
Year Ended 12/31/03	$275	1.25%	0.51%	1.65%		32%
Year Ended 12/31/02	$26	1.25%	0.50%	1.70%		51%
10/1/01 Through 12/31/01(a)	$5	1.25%	0.47%	3.72	%(g)	15%
4/30/01(c) Through 9/30/01	$2	1.30%	0.71%	15.30	%(g)	98%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$159	1.36%	(0.58%)	1.41%		44%
Year Ended 12/31/04	$129	1.38%	(0.66%)	1.62%		44%
Year Ended 12/31/03	$88	1.38%	(0.75%)	1.65%		38%
Year Ended 12/31/02	$77	1.38%	(0.74%)	1.40%		51%
11/1/01 Through 12/31/01(b)	$71	1.38%	(0.81%)	1.38%		6%
Year Ended 10/31/01	$67	1.39%	(0.80%)	1.40%		47%
Year Ended 10/31/00	$93	1.44%	(0.77%)	1.44%		75%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds87

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class B

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$35.73	(0.22)		0.97	0.75	-	-	-	$36.48	2.10%
Year Ended 12/31/04	$35.27	(0.40	)(d)	6.07	5.67	-	(5.21)	(5.21)	$35.73	16.31%
Year Ended 12/31/03	$27.13	(0.48	)(d)	10.02	9.54	-	(1.40)	(1.40)	$35.27	35.37%
Year Ended 12/31/02	$38.24	(0.65	)(d)	(10.20)	(10.85)	-	(0.26)	(0.26)	$27.13	(28.39%)
11/1/01 Through 12/31/01(c)	$33.75	(0.06)		4.55	4.49	-	-	-	$38.24	13.30%
Year Ended 10/31/01	$46.20	(0.38	)(d)	(6.59)	(6.97)	-	(5.48)	(5.48)	$33.75	(16.30%)
Year Ended 10/31/00	$41.07	(0.35	)(d)	9.79	9.44	-	4.91	4.91	$46.20	25.21%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$17.47	(0.32)		(0.03)	(0.35)	-	-	-	$17.12	(2.00%)
Year Ended 12/31/04	$16.01	(0.28	)(d)	1.74	1.46	-	-	-	$17.47	9.12%
Year Ended 12/31/03	$11.63	(0.24	)(d)	4.62	4.38	-	-	-	$16.01	37.66%
Year Ended 12/31/02	$15.16	(0.27)		(3.26)	(3.53)	-	-	-	$11.63	(23.28%)
11/1/01 Through 12/31/01(c)	$13.72	(0.04)		1.48	1.44	-	-	-	$15.16	10.50%
Year Ended 10/31/01	$23.96	(0.23)		(6.63)	(6.86)	-	(3.38)	(3.38)	$13.72	(31.02%)
Year Ended 10/31/00	$15.71	(0.40	)(d)	8.65	8.25	-	-	-	$23.96	52.51%
MID CAP GROWTH FUND(C)
Six Months Ended 6/30/05 (Unaudited)	$5.54	(0.06)		0.17	0.11	-	-	-	$5.65	1.99%
Year Ended 12/31/04	$4.77	(0.07	)(d)	0.84	0.77	-	-	-	$5.54	16.14%
Year Ended 12/31/03	$3.49	(0.07	)(d)	1.35	1.28	-	-	-	$4.77	36.68%
Year Ended 12/31/02	$4.99	(0.08	)(d)	(1.42)	(1.50)	-	-	-	$3.49	(30.06%)
10/1/01 Through 12/31/01(g)	$4.22	(0.02)		0.79	0.77	-	-	-	$4.99	18.25%
Year Ended 9/30/01	$12.43	(0.07	)(d)	(7.98)	(8.05)	-	(0.16)	(0.16)	$4.22	(65.30%)
10/29/99(b) Through 9/30/00	$10.00	(0.17)		2.60	2.43	-	-	-	$12.43	24.31%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  Commencement of operations.

  (c)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  The Fund changed its fiscal year end from 9/30 to 12/31.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds88

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$38	1.70%	(1.23%)	1.70%	63%
Year Ended 12/31/04	$51	1.85%	(1.10%)	1.88%	122%
Year Ended 12/31/03	$61	1.85%	(1.55%)	1.96%	68%
Year Ended 12/31/02	$59	1.85%	(1.64%)	1.89%	93%
11/1/01 Through 12/31/01(c)	$170	1.85%	(0.93%)	1.85%	2%
Year Ended 10/31/01	$164	1.85%	(0.97%)	1.87%	43%
Year Ended 10/31/00	$318	1.85%	(0.82%)	1.85%	66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$53	2.05%	(1.70%)	2.07%	54%
Year Ended 12/31/04	$62	2.12%	(1.76%)	2.23%	112%
Year Ended 12/31/03	$63	2.12%	(1.81%)	2.35%	55%
Year Ended 12/31/02	$48	2.12%	(1.82%)	2.32%	52%
11/1/01 Through 12/31/01(c)	$72	2.12%	(1.83%)	2.12%	8%
Year Ended 10/31/01	$67	2.13%	(1.75%)	2.14%	57%
Year Ended 10/31/00	$110	2.20%	(1.69%)	2.26%	87%
MID CAP GROWTH FUND(C)
Six Months Ended 6/30/05 (Unaudited)	$3	2.05%	(1.60%)	2.19%	58%
Year Ended 12/31/04	$3	2.05%	(1.31%)	2.29%	118%
Year Ended 12/31/03	$3	2.05%	(1.75%)	2.33%	69%
Year Ended 12/31/02	$3	2.05%	(1.85%)	2.32%	39%
10/1/01 Through 12/31/01(g)	$5	2.05%	(1.53%)	2.05%	135%
Year Ended 9/30/01	$6	2.00%	(1.22%)	2.00%	159%
10/29/99(b) Through 9/30/00	$25	1.86%	(1.38%)	1.91%	147%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds89

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class B (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$21.66	-	(h)	1.01	1.01	-	-	-	$22.67	4.66%
Year Ended 12/31/04	$18.37	(0.06	)(d)	3.66	3.60	-	(0.31)	(0.31)	$21.66	19.60%
Year Ended 12/31/03	$14.32	(0.03	)(d)	4.19	4.16	-	(0.11)	(0.11)	$18.37	29.06%
Year Ended 12/31/02	$14.06	(0.04	)(d)	0.31	0.27	-	(0.01)	(0.01)	$14.32	1.94%
10/1/01 Through 12/31/01(a)	$13.40	(0.01	)(d)	1.47	1.46	(0.05)	(0.75)	(0.80)	$14.06	10.94%
4/30/01(c) Through 9/30/01	$14.24	-	(d)	(0.84)	(0.84)	-	-	-	$13.40	(5.90%)
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$24.01	(0.14)		0.82	0.68	-	-	-	$24.69	2.83%
Year Ended 12/31/04	$22.34	(0.34	)(d)	5.84	5.50	-	(3.83)	(3.83)	$24.01	25.22%
Year Ended 12/31/03	$16.50	(0.27	)(d)	6.11	5.84	-	-	-	$22.34	35.39%
Year Ended 12/31/02	$20.26	(0.29	)(d)	(3.34)	(3.63)	-	(0.13)	(0.13)	$16.50	(17.94%)
11/1/01 Through 12/31/01(b)	$18.50	(0.05	)(d)	1.81	1.76	-	-	-	$20.26	9.51%
Year Ended 10/31/01	$26.73	(0.09)		(4.25)	(4.34)	-	(3.89)	(3.89)	$18.50	(17.37%)
Year Ended 10/31/00	$22.06	(0.37	)(d)	7.69	7.32	-	(2.65)	(2.65)	$26.73	36.17%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Amount less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds90

SEMI-ANNUAL REPORT JUNE 30

2005

.

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$230	1.79%	(0.11%)	1.89%		16%
Year Ended 12/31/04	$173	1.90%	(0.32%)	2.10%		41%
Year Ended 12/31/03	$68	1.95%	(0.21%)	2.19%		32%
Year Ended 12/31/02	$14	2.00%	(0.27%)	2.49%		51%
10/1/01 Through 12/31/01(a)	$3	1.99%	(0.27%)	4.47	%(g)	15%
4/30/01(c) Through 9/30/01	$1	2.03%	0.01%	16.00	%(g)	98%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$13	1.90%	(1.14%)	1.92%		44%
Year Ended 12/31/04	$17	2.12%	(1.43%)	2.12%		44%
Year Ended 12/31/03	$22	2.12%	(1.49%)	2.21%		38%
Year Ended 12/31/02	$23	2.12%	(1.50%)	2.16%		51%
11/1/01 Through 12/31/01(b)	$42	2.12%	(1.55%)	2.12%		6%
Year Ended 10/31/01	$39	2.13%	(1.54%)	2.14%		47%
Year Ended 10/31/00	$57	2.17%	(1.50%)	2.17%		75%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds91

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Class C

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income		Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$35.20	(0.35)		1.10	0.75	-		-	-	$35.95	2.13%
Year Ended 12/31/04	$34.81	(0.40	)(d)	6.00	5.60	-		(5.21)	(5.21)	$35.20	16.32%
Year Ended 12/31/03	$26.83	(0.47	)(d)	9.85	9.38	-		(1.40)	(1.40)	$34.81	35.17%
Year Ended 12/31/02	$37.82	(0.53	)(d)	(10.20)	(10.73)	-		(0.26)	(0.26)	$26.83	(28.39%)
11/1/01 Through 12/31/01(b)	$33.38	(0.05)		4.49	4.44	-		-	-	$37.82	13.30%
Year Ended 10/31/01	$45.76	(0.37	)(d)	(6.53)	(6.90)	-		(5.48)	(5.48)	$33.38	(16.30%)
Year Ended 10/30/00	$41.31	0.35	(d)	9.71	9.36	-		4.91	4.91	$45.76	25.25%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$17.44	(0.13)		(0.22)	(0.35)	-		-	-	$17.09	(2.01%)
Year Ended 12/31/04	$15.98	(0.28	)(d)	1.74	1.46	-		-	-	$17.44	9.14%
Year Ended 12/31/03	$11.61	(0.25	)(d)	4.62	4.37	-		-	-	$15.98	37.64%
Year Ended 12/31/02	$15.13	(0.21)		(3.31)	(3.52)	-		-	-	$11.61	(23.26%)
11/1/01 Through 12/31/01(b)	$13.70	(0.04)		1.47	1.43	-		-	-	$15.13	10.44%
Year Ended 10/31/01	$23.93	(0.23)		(6.62)	(6.85)	-		(3.38)	(3.38)	$13.70	(31.02%)
Year Ended 10/31/00	$15.69	(0.35	)(d)	8.59	8.24	-		-	-	$23.93	52.52%
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$21.70	-	(h)	1.01	1.01	-		-	-	$22.71	4.65%
Year Ended 12/31/04	$18.41	(0.06	)(d)	3.66	3.60	-		(0.31)	(0.31)	$21.70	19.56%
Year Ended 12/31/03	$14.35	(0.03	)(d)	4.20	4.17	-	(h)	(0.11)	(0.11)	$18.41	29.09%
Year Ended 12/31/02	$14.09	(0.04	)(d)	0.31	0.27	-		(0.01)	(0.01)	$14.35	1.94%
10/1/01 Through 12/31/01(d)	$13.41	(0.01	)(d)	1.48	1.47	(0.04)		(0.75)	(0.79)	$14.09	11.05%
4/30/01(c) Through 9/30/01	$14.24	-	(d)	(0.83)	(0.83)	-		-	-	$13.41	(5.83%)
SMALL CAP EQUITY FUND
2/19/05(c) Through 6/30/05 (Unaudited)	$24.32	(0.03)		0.39	0.36	-		-	-	$24.68	1.48%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (h)  Amount less than $0.01.

  (i)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds92

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$11	1.68%	(1.28)	1.68%		63%
Year Ended 12/31/04	$7	1.85%	(1.09%)	1.87%		122%
Year Ended 12/31/03	$4	1.85%	(1.55%)	1.96%		68%
Year Ended 12/31/02	$3	1.85%	(1.63%)	1.88%		93%
11/1/01 Through 12/31/01(b)	$5	1.85%	(0.91%)	1.85%		2%
Year Ended 10/31/01	$4	1.85%	(0.97%)	1.87%		43%
Year Ended 10/30/00	$5	1.85%	(0.82%)	1.85%		66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$37	2.04%	(1.69%)	2.06%		54%
Year Ended 12/31/04	$34	2.12%	(1.76%)	2.23%		112%
Year Ended 12/31/03	$23	2.12%	(1.82%)	2.35%		55%
Year Ended 12/31/02	$10	2.12%	(1.82%)	2.32%		52%
11/1/01 Through 12/31/01(b)	$11	2.12%	(1.83%)	2.12%		8%
Year Ended 10/31/01	$10	2.13%	(1.76%)	2.14%		57%
Year Ended 10/31/00	$14	2.20%	(1.69%)	2.26%		87%
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$793	1.78%	(0.09%)	1.89%		16%
Year Ended 12/31/04	$483	1.90%	(0.31%)	2.10%		41%
Year Ended 12/31/03	$103	1.95%	(0.19%)	2.19%		32%
Year Ended 12/31/02	$9	2.00%	(0.28%)	2.51%		51%
10/1/01 Through 12/31/01(d)	$3	1.99%	(0.30%)	4.48	%(i)	15%
4/30/01(c) Through 9/30/01	$2	2.04%	0.03%	15.95	%(i)	98%
SMALL CAP EQUITY FUND
2/19/05(c) Through 6/30/05 (Unaudited)	$3	1.85%	(0.95%)	1.89%		44%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds93

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$40.42	(0.18)		1.19	1.01	-	-	-	$41.43	2.50%
Year Ended 12/31/04	$38.95	(0.09	)(d)	6.77	6.68	-	(5.21)	(5.21)	$40.42	17.37%
Year Ended 12/31/03	$29.57	(0.21	)(d)	10.99	10.78	-	(1.40)	(1.40)	$38.95	36.64%
Year Ended 12/31/02	$41.26	(0.24	)(d)	(11.19)	(11.43)	-	(0.26)	(0.26)	$29.57	(27.71%)
11/1/01 Through 12/31/01(b)	$36.37	0.01		4.88	4.89	-	-	-	$41.26	13.45%
Year Ended 10/31/01	$48.76	-	(c)	(6.91)	(6.91)	-	(5.48)	(5.48)	$36.37	(15.20%)
Year Ended 10/31/00	$43.36	0.04	(d)	10.27	10.31	-	4.91	4.91	$48.76	26.34%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$18.89	(0.56)		0.27	(0.29)	-	-	-	$18.60	(1.54%)
Year Ended 12/31/04	$17.13	(0.13)		1.89	1.76	-	-	-	$18.89	10.27%
Year Ended 12/31/03	$12.32	(0.11)		4.92	4.81	-	-	-	$17.13	39.04%
Year Ended 12/31/02	$15.89	(0.08)		(3.49)	(3.57)	-	-	-	$12.32	(22.47%)
11/1/01 Through 12/31/01(b)	$14.37	(0.02)		1.54	1.52	-	-	-	$15.89	10.58%
Year Ended 10/31/01	$24.65	(0.21)		(6.69)	(6.90)	-	(3.38)	(3.38)	$14.37	(30.20%)
Year Ended 10/31/00	$15.98	(0.13)		8.80	8.67	-	-	-	$24.65	54.26%
MID CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$33.30	0.03		1.23	1.26	(0.03)	-	(0.03)	$34.53	3.79%
Year Ended 12/31/04	$31.18	0.14		5.85	5.99	(0.14)	(3.73)	(3.87)	$33.30	19.36%
Year Ended 12/31/03	$24.39	0.13		7.71	7.84	(0.13)	(0.92)	(1.05)	$31.18	32.29%
Year Ended 12/31/02	$29.51	0.13		(4.07)	(3.94)	(0.13)	(1.05)	(1.18)	$24.39	(13.39%)
11/1/01 Through 12/31/01(b)	$26.17	0.02		3.43	3.45	(0.02)	(0.09)	(0.11)	$29.51	13.20%
Year Ended 10/31/01	$37.85	0.12		(5.30)	(5.18)	(0.12)	(6.38)	(6.50)	$26.17	(15.27%)
Year Ended 10/31/00	$37.55	0.17		9.34	9.51	(0.20)	(9.01)	(9.21)	$37.85	30.94%

  (a)  Prior to September 10, 2001, Capital Growth Fund invested all of its investable assets in the Capital Growth Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of Capital Growth Portfolio.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Amount less than $0.01.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Amount less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds94

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
			Ratios to average net assets: (e)
	Net assets, end of period (million's)		Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
CAPITAL GROWTH FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$225		0.90%	(0.43%)	0.90%		63%
Year Ended 12/31/04	$43		0.93%	(0.21%)	1.30%		122%
Year Ended 12/31/03	$4		0.93%	(0.63%)	1.54%		68%
Year Ended 12/31/02	$2		0.93%	(0.71%)	1.26%		93%
11/1/01 Through 12/31/01(b)	$3		0.93%	0.01%	2.06%		2%
Year Ended 10/31/01	$3		0.93%	(0.01%)	1.18%		43%
Year Ended 10/31/00	$15		0.94%	0.09%	1.06%		66%
DYNAMIC SMALL CAP FUND
Six Months Ended 6/30/05 (Unaudited)	$18		1.10%	(0.76%)	1.28%		54%
Year Ended 12/31/04	$10		1.10%	(0.74%)	1.32%		112%
Year Ended 12/31/03	$16		1.10%	(0.79%)	1.28%		55%
Year Ended 12/31/02	$12		1.10%	(0.79%)	1.22%		52%
11/1/01 Through 12/31/01(b)	$8		1.10%	(0.82%)	10.33	%(g)	8%
Year Ended 10/31/01	$-	(h)	1.12%	(0.76%)	12.21	%(g)	57%
Year Ended 10/31/00	$-	(h)	1.10%	(0.59%)	15.48	%(g)	87%
MID CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$249		0.90%	0.17%	1.09%		53%
Year Ended 12/31/04	$227		0.90%	0.32%	1.14%		102%
Year Ended 12/31/03	$194		0.90%	0.48%	1.14%		62%
Year Ended 12/31/02	$139		0.77%	0.51%	1.14%		84%
11/1/01 Through 12/31/01(b)	$155		0.60%	0.38%	1.15%		2%
Year Ended 10/31/01	$133		0.55%	0.38%	1.15%		55%
Year Ended 10/31/00	$164		0.41%	0.52%	1.14%		84%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds95

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$22.18	0.06		1.07	1.13	-	-	-	$23.31	5.09%
Year Ended 12/31/04	$18.70	0.12	(d)	3.74	3.86	(0.07)	(0.31)	(0.38)	$22.18	20.67%
Year Ended 12/31/03	$14.48	0.12	(d)	4.27	4.39	(0.06)	(0.11)	(0.17)	$18.70	30.34%
Year Ended 12/31/02	$14.14	0.14	(d)	0.27	0.41	(0.06)	(0.01)	(0.07)	$14.48	2.90%
10/31/01(c) Through 12/31/01(a)	$13.48	0.01	(d)	1.49	1.50	(0.09)	(0.75)	(0.84)	$14.14	11.18%
SMALL CAP CORE FUND
Six Months Ended 6/30/05 (Unaudited)	$43.46	0.08		(0.24)	(0.16)	-	-	-	$43.30	(0.37%)
Year Ended 12/31/04	$44.39	0.09		9.51	9.60	(0.07)	(10.46)	(10.53)	$43.46	22.31%
Year Ended 12/31/03	$33.35	0.02		11.70	11.72	(0.01)	(0.67)	(0.68)	$44.39	35.20%
Year Ended 12/31/02	$40.46	0.04		(6.86)	(6.82)	(0.03)	(0.26)	(0.29)	$33.35	(16.94%)
11/1/01 Through 12/31/01(b)	$36.65	0.01		3.81	3.82	(0.01)	-	(0.01)	$40.46	10.42%
Year Ended 10/31/01	$51.12	0.10		(7.61)	(7.51)	(0.14)	(6.82)	(6.96)	$36.65	(15.47%)
Year Ended 10/31/00	$47.66	0.08		12.44	12.52	(0.08)	(8.98)	(9.06)	$51.12	30.16%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$27.96	(0.01)		0.95	0.94	-	-	-	$28.90	3.36%
Year Ended 12/31/04	$25.18	(0.05	)(d)	6.66	6.61	-	(3.83)	(3.83)	$27.96	26.81%
Year Ended 12/31/03	$18.37	(0.04	)(d)	6.85	6.81	-	-	-	$25.18	37.07%
Year Ended 12/31/02	$22.25	(0.04	)(d)	(3.71)	(3.75)	-	(0.13)	(0.13)	$18.37	(16.87%)
11/1/01 Through 12/31/01(b)	$20.27	(0.01	)(d)	1.99	1.98	-	-	-	$22.25	9.77%
Year Ended 10/31/01	$28.52	(0.10)		(4.26)	(4.36)	-	(3.89)	(3.89)	$20.27	(16.19%)
Year Ended 10/31/00	$23.10	(0.05	)(d)	8.12	8.07	-	(2.65)	(2.65)	$28.52	37.94%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 10/31 to 12/31.

  (c)  Commencement of offering of class of shares.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Amount less than one million.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds96

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
			Ratios to average net assets: (e)
	Net assets, end of period (million's)		Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$1,154		1.00%	0.74%	1.10%		16%
Year Ended 12/31/04	$485		1.00%	0.60%	1.20%		41%
Year Ended 12/31/03	$76		1.00%	0.74%	1.24%		32%
Year Ended 12/31/02	$14		1.00%	0.96%	1.71%		51%
10/31/01(c) Through 12/31/01(a)	$-	(h)	0.99%	0.58%	3.68	%(g)	15%
SMALL CAP CORE FUND
Six Months Ended 6/30/05 (Unaudited)	$815		0.80%	0.34%	1.06%		25%
Year Ended 12/31/04	$904		0.64%	0.25%	1.12%		170%
Year Ended 12/31/03	$386		0.60%	0.04%	1.10%		48%
Year Ended 12/31/02	$259		0.51%	0.10%	1.11%		52%
11/1/01 Through 12/31/01(b)	$317		0.40%	0.09%	1.12%		7%
Year Ended 10/31/01	$299		0.34%	0.28%	1.13%		50%
Year Ended 10/31/00	$380		0.50%	0.19%	1.07%		76%
SMALL CAP EQUITY FUND
Six Months Ended 6/30/05 (Unaudited)	$210		0.85%	(0.08%)	1.12%		44%
Year Ended 12/31/04	$211		0.85%	(0.17%)	1.11%		44%
Year Ended 12/31/03	$636		0.85%	(0.22%)	1.12%		38%
Year Ended 12/31/02	$502		0.85%	(0.22%)	1.09%		51%
11/1/01 Through 12/31/01(b)	$532		0.88%	(0.31%)	1.10%		6%
Year Ended 10/31/01	$390		0.88%	(0.30%)	1.12%		47%
Year Ended 10/31/00	$383		0.88%	(0.20%)	1.13%		75%

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds97

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Select Class (continued)

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
U.S. SMALL COMPANY FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$13.78	0.02		(0.07)	(0.05)	-	-	-	$13.73	(0.36%)
Year Ended 12/31/04	$13.90	(0.03	)(d)	1.91	1.88	-	(2.00)	(2.00)	$13.78	13.73%
Year Ended 12/31/03	$9.97	0.02	(d)	3.94	3.96	(0.03)	-	(0.03)	$13.90	39.72%
Year Ended 12/31/02	$12.57	0.03		(2.60)	(2.57)	(0.03)	-	(0.03)	$9.97	(20.48%)
6/1/01 Through 12/31/01(b)	$13.43	0.04	(d)	(0.79)	(0.75)	(0.05)	(0.06)	(0.11)	$12.57	(5.56%)
Year Ended 5/31/01	$14.45	0.05		0.04	0.09	(0.03)	(1.08)	(1.11)	$13.43	0.75%
Year Ended 5/31/00	$11.49	-		2.97	2.97	(0.01)	-	(0.01)	$14.45	25.90%

  (a)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.

  (b)  The Fund changed its fiscal year end from 5/31 to 12/31.

  (c)  Prior to September 10, 2001, U.S. Small Company Fund invested all of its investable assets in The U.S. Small Company Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Small Company Portfolio.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds98

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits	Portfolio turnover rate (f)
U.S. SMALL COMPANY FUND(a)
Six Months Ended 6/30/05 (Unaudited)	$123	1.01%	0.26%	1.12%	18%
Year Ended 12/31/04	$119	1.01%	(0.18%)	1.15%	129%
Year Ended 12/31/03	$156	1.01%	0.15%	1.11%	78%
Year Ended 12/31/02	$199	1.01%	0.23%	1.10%	90%
6/1/01 Through 12/31/01(b)	$286	1.01%	0.39%	1.04%	48	%(c)
Year Ended 5/31/01	$296	1.01%	0.35%	1.01%	110	%(c)
Year Ended 5/31/00	$285	1.00%	0.05%	1.00%	104	%(c)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds99

JPMorgan Funds

FINANCIAL HIGHLIGHTS
(CONTINUED)

Institutional Class

	Per share operating performance:
		Investment operations:				Distributions:
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Total return (excludes sales charge) (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$22.30	0.09		1.07	1.16	-	-	-	$23.46	5.20%
Year Ended 12/31/04	$18.77	0.17	(d)	3.77	3.94	(0.10)	(0.31)	(0.41)	$22.30	20.99%
Year Ended 12/31/03	$14.52	0.17	(d)	4.27	4.44	(0.08)	(0.11)	(0.19)	$18.77	30.62%
Year Ended 12/31/02	$14.14	0.15	(d)	0.30	0.45	(0.06)	(0.01)	(0.07)	$14.52	3.23%
10/1/01 Through 12/31/01(a)	$13.47	0.03	(d)	1.48	1.51	(0.09)	(0.75)	(0.84)	$14.14	11.30%
Year Ended 9/30/01	$13.06	0.15	(d)	1.28	1.43	(0.15)	(0.87)	(1.02)	$13.47	11.19%
Year Ended 9/30/00	$13.56	0.11		2.59	2.70	(0.09)	(3.11)	(3.20)	$13.06	23.76%
U.S. SMALL COMPANY FUND(c)
Six Months Ended 6/30/05 (Unaudited)	$13.77	0.04		(0.07)	(0.03)	-	-	-	$13.74	(0.22%)
Year Ended 12/31/04	$13.88	-	(d)	1.89	1.89	-	(2.00)	(2.00)	$13.77	13.82%
Year Ended 12/31/03	$9.95	0.04	(d)	3.94	3.98	(0.05)	-	(0.05)	$13.88	40.03%
Year Ended 12/31/02	$12.57	0.05		(2.61)	(2.56)	(0.06)	-	(0.06)	$9.95	(20.36%)
6/1/01 Through 12/31/01(b)	$13.34	0.05	(d)	(0.78)	(0.73)	(0.04)	-	(0.04)	$12.57	(5.50%)
Year Ended 5/31/01	$15.11	0.08		0.03	0.11	(0.09)	(1.79)	(1.88)	$13.34	0.94%
Year Ended 5/31/00	$11.98	0.04		3.10	3.14	(0.01)	-	(0.01)	$15.11	26.23%

  (a)  The Fund changed its fiscal year end from 9/30 to 12/31.

  (b)  The Fund changed its fiscal year end from 5/31 to 12/31.

  (c)  Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with a Fund reorganization. Prior periods have been restated to reflect the split.

  (d)  Calculated based upon average shares outstanding.

  (e)  Annualized for periods less than one year.

  (f)  Not annualized for periods less than one year.

  (g)  Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

  (h)  Prior to September 10, 2001, U.S. Small Company Fund invested all of its investable assets in The U.S. Small Company Portfolio. The portfolio turnover rate disclosed prior to September 10, 2001, is the turnover rate of U.S. Small Company Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds100

SEMI-ANNUAL REPORT JUNE 30

2005

FINANCIAL HIGHLIGHTS

	Ratios/Supplemental data:
		Ratios to average net assets: (e)
	Net assets, end of period (million's)	Net expenses	Net investment income (loss)	Expenses without waivers reimbursements and earnings credits		Portfolio turnover rate (f)
MID CAP VALUE FUND
Six Months Ended 6/30/05 (Unaudited)	$1,652	0.75%	0.93%	0.96%		16%
Year Ended 12/31/04	$1,215	0.75%	0.83%	1.05%		41%
Year Ended 12/31/03	$334	0.75%	1.00%	1.07%		32%
Year Ended 12/31/02	$59	0.75%	1.01%	1.22%		51%
10/1/01 Through 12/31/01(a)	$4	0.75%	0.94%	3.30	%(g)	15%
Year Ended 9/30/01	$4	0.75%	1.07%	3.25	%(g)	98%
Year Ended 9/30/00	$5	0.97%	0.84%	4.24	%(g)	99%
U.S. SMALL COMPANY FUND(c)
Six Months Ended 6/30/05 (Unaudited)	$54	0.83%	0.42%	0.96%		18%
Year Ended 12/31/04	$92	0.83%	-%	0.97%		129%
Year Ended 12/31/03	$183	0.83%	0.33%	0.95%		78%
Year Ended 12/31/02	$214	0.83%	0.41%	0.93%		90%
6/1/01 Through 12/31/01(b)	$269	0.82%	0.57%	0.86%		48	%(h)
Year Ended 5/31/01	$410	0.82%	0.54%	0.82%		110	%(h)
Year Ended 5/31/00	$358	0.80%	0.26%	0.82%		104	%(h)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Equity Mid/Small Cap Funds101

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

1. Organization

JPMorgan Trust I ("JPM I") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

JPMorgan Mid Cap Growth Fund is a series of J.P Morgan Mutual Fund Investment Trust ("JPMMFIT"), an open-end management investment company which was organized as a Massachusetts business trust on September 23, 1997. The Fund offers Class A and Class B.

JPMorgan Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. ("JPMFMFG"), an open-end management investment company which was organized as a Maryland corporation on August 19, 1997. The Fund offers Class A, Class B, Class C, Select Class and Institutional Class.

The following are the funds of JPM I, JPMMFIT and JPMFMFG (the "Trusts") (collectively, the "Funds") covered by this report:

FUND	CLASSES OFFERED
Capital Growth Fund	Class A, Class B, Class C and Select Class
Dynamic Small Cap Fund	Class A, Class B, Class C, and Select Class
Mid Cap Equity Fund	Select Class
Mid Cap Growth Fund	Class A and Class B
Mid Cap Value Fund	Class A, Class B, Class C, Select Class and Institutional Class
Small Cap Core Fund	Select Class
Small Cap Equity Fund	Class A, Class B, Class C and Select Class
U.S. Small Company Fund	Select Class and Institutional Class

Effective February 19, 2005, the Small Cap Core Fund was renamed from Trust Small Cap Equity Fund with the approval of the Board of Trustees.

Prior to February 19, 2005, U.S. Small Company Fund was a separate series of J.P. Morgan Institutional Funds, Dynamic Small Cap Fund and Small Cap Equity Fund were separate series of J.P. Morgan Mutual Fund Group and Mid Cap Equity Fund was a separate series of J.P. Morgan Mutual Fund Select Group. On August 19, 2004, the Boards of Trustees of the then existing Trusts each approved Agreements and Plans of Reorganization regarding the reorganization of each series of their respective Trust into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of the Funds held on January 20, 2005, and adjourned and reconvened on February 3, 2005, shareholders of each of the Funds, except for Mid Cap Growth Fund and Mid Cap Value Fund, approved the Agreement and Plan of Reorganization with respect to the Funds. Effective after the close of business on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Funds were each reorganized, by means of a tax-free reorganization, each as a separate series of JPMMFS.

Additionally, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, including those

JPMorgan U.S. Equity Mid/Small Cap Funds102

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

series of JPMMFS such as the Funds which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund, except for Mid Cap Growth Fund and Mid Cap Value Fund, was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

As of the close of business on February 28, 2005, the Small Cap Core Fund and the U.S. Small Company Fund are publicly offered on a limited basis. Additionally, as of the close of business on March 31, 2005, the Mid Cap Value Fund is publicly offered on a limited basis.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the Nasdaq Stock Market shall generally be the Nasdaq Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent

JPMorgan U.S. Equity Mid/Small Cap Funds103

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

pricing service, unless a Fund's advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. Repurchase Agreements - The Funds may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Futures Contracts - The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss equal to the variation margin.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, the Small Cap Core Fund and U.S. Small Company Fund had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

D. Securities Lending - To generate additional income, each Fund may lend up to 331/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities ("U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Funds on October 15, 2002 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

Under the Securities Lending Agreement, JPMCB acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included in the Statement of Operations as Securities lending (net).

JPMorgan U.S. Equity Mid/Small Cap Funds104

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.05% (0.06% prior to January 31, 2005), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 0.10% (0.1142% prior to January 31, 2005), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement.

As of June 30, 2005, the following Funds had securities with the following market values on loan, received the following collateral and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral*	Market Value of Loaned Securities
FUND
Capital Growth Fund	$11	$53,039	$51,733
Dynamic Small Cap Fund	10	39,406	38,461
Mid Cap Equity Fund	3	12,420	12,273
Mid Cap Growth Fund	1	6,470	6,352
Mid Cap Value Fund	64	280,525	277,451
Small Cap Core Fund	44	186,483	182,040
Small Cap Equity Fund	4	80,461	78,852
U.S. Small Company Fund	-	-	-

  *  Includes securities and cash collateral.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

E. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

The Funds' record distributions received in excess of income from underlying investments as a reduction of

JPMorgan U.S. Equity Mid/Small Cap Funds105

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

F. Allocation of Income and Expenses - In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trusts are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes - Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

H. Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

I. Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the "Advisor") acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective

JPMorgan U.S. Equity Mid/Small Cap Funds106

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee rate for each Fund is as follows:

Investment Advisory Fee Rate (%)
Capital Growth Fund	0.40%
Dynamic Small Cap Fund	0.65%
Mid Cap Equity Fund	0.65%
Mid Cap Growth Fund	0.65%
Mid Cap Value Fund*	0.65%
Small Cap Core Fund	0.65%
Small Cap Equity Fund	0.65%
U.S. Small Company Fund	0.60%

  *  Prior to February 19, 2005, the investment advisory fee rate was 0.70%.

The Advisor waived Investment Advisory Fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

B. Administration Fee - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth &

Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB") served as the Funds' Administrator subject to the same fee agreements.

JPMCB and the Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("the Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

JPMorgan U.S. Equity Mid/Small Cap Funds107

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act.

The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Distribution Fee Rate
	Class A	Class B	Class C
Capital Growth Fund	0.25%	0.75%	0.75%
Dynamic Small Cap Fund	0.25	0.75	0.75
Mid Cap Equity Fund	n/a	n/a	n/a
Mid Cap Growth Fund	0.25	0.75	n/a
Mid Cap Value Fund	0.25	0.75	0.75
Small Cap Core Fund	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.75
U.S. Small Company Fund	n/a	n/a	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares and certain

Class A shares for which front-end sales charges have been waived. For the period February 19, 2005 to June 30, 2005, the Distributor received the following amounts (in thousands):

	12b-1	Front-end Sales Charges	CDSC
Capital Growth Fund	$705	$102	$10
Dynamic Small Cap Fund	301	15	19
Mid Cap Equity Fund	n/a	n/a	n/a
Mid Cap Growth Fund	53	17	-	(b)
Mid Cap Value Fund	4,385	4,185	185
Small Cap Core Fund	n/a	n/a	n/a
Small Cap Equity Fund	167	218	10
U.S. Small Company Fund	n/a	n/a	n/a

JPMFD and the Distributor waived Distribution Fees as outlined in Note 3.F.

  (b)  Amount rounds to less than one thousand

JPMorgan U.S. Equity Mid/Small Cap Funds108

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

D. Shareholder Servicing Fees - Effective February 19, 2005, the Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

	Shareholder Servicing Fee Rate (%)
	Class A	Class B	Class C	Select Class	Institutional Class
Capital Growth Fund	0.25	0.25	0.25	0.25	n/a
Dynamic Small Cap Fund	0.25	0.25	0.25	0.25	n/a
Mid Cap Equity Fund	n/a	n/a	n/a	0.25	n/a
Mid Cap Growth Fund	0.25	0.25	n/a	n/a	n/a
Mid Cap Value Fund	0.25	0.25	0.25	0.25	0.10
Small Cap Core Fund	n/a	n/a	n/a	0.25	n/a
Small Cap Equity Fund	0.25	0.25	0.25	0.25	n/a
U.S. Small Company Fund	n/a	n/a	n/a	0.25	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the fee rates disclosed in the previous table.

JPMCB and the Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Fund Accounting Fees - JPMCB provides portfolio custody and fund accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred

JPMorgan U.S. Equity Mid/Small Cap Funds109

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class	Institutional Class
Capital Growth Fund	1.35%	1.85%	1.85%	0.93%	n/a
Dynamic Small Cap Fund	1.50	2.12	2.12	1.10	n/a
Mid Cap Equity Fund	n/a	n/a	n/a	1.00	n/a
Mid Cap Growth Fund	1.35	2.05	n/a	n/a	n/a
Mid Cap Value Fund	1.25	2.00	2.00	1.00	0.75%
Small Cap Core Fund	n/a	n/a	n/a	0.80	n/a
Small Cap Equity Fund	1.38	2.12	2.12	0.85	n/a
U.S. Small Company Fund	n/a	n/a	n/a	1.01	0.83

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages in the table above are due to expire April 30, 2006.

For the six months ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
FUND
Capital Growth Fund	n/a	n/a	n/a	n/a	n/a
Dynamic Small Cap Fund	n/a	$15	$26	n/a	$41
Mid Cap Equity Fund	n/a	2	103	n/a	105
Mid Cap Growth Fund	17	20	50	n/a	87
Mid Cap Value Fund	1,638	438	1,066	n/a	3,142
Small Cap Core Fund	n/a	2	259	n/a	261
Small Cap Equity Fund	n/a	20	290	n/a	310
U.S. Small Company Fund	n/a	50	55	n/a	105

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
FUND
Capital Growth Fund	n/a	n/a	n/a	n/a	$1
Dynamic Small Cap Fund	n/a	$1	n/a	$1	n/a
Mid Cap Equity Fund	n/a	42	$74	116	n/a
Mid Cap Value Fund	$344	131	n/a	475	n/a
Small Cap Core Fund	n/a	101	721	822	n/a
Small Cap Equity Fund	n/a	9	n/a	9	n/a

JPMorgan U.S. Equity Mid/Small Cap Funds110

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

The Trusts adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the period ended June 30, 2005, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting
the Funds to engage in principal transactions with
J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds' class specific expenses for the six months ended June 30, 2005 are as follows (amounts in thousands):

	Distribution	Shareholder Servicing	Transfer Agent*
CAPITAL GROWTH FUND
Class A	$533	$533	n/a
Class B	161	54	n/a
Class C	30	10	n/a
Select Class	n/a	255	n/a
	724	852	n/a
DYNAMIC SMALL CAP FUND
Class A	$86	$86	$27
Class B	207	69	20
Class C	127	42	11
Select Class	n/a	15	2
	420	212	60
MID CAP EQUITY FUND
Select Class	n/a	296	5
MID CAP GROWTH FUND
Class A	$63	$63	$10
Class B	10	3	1
	73	66	11

JPMorgan U.S. Equity Mid/Small Cap Funds111

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

	Distribution	Shareholder Servicing	Transfer Agent*
MID CAP VALUE FUND
Class A	$2,314	$2,314	$345
Class B	764	254	43
Class C	2,495	832	125
Select Class	n/a	1,019	4
Institutional Class	n/a	722	29
	5,573	5,141	546
SMALL CAP CORE FUND
Select	n/a	1,028	6
SMALL CAP EQUITY FUND
Class A	$172	$172	$28
Class B	51	17	3
Class C	3	1	n/a
Select Class	n/a	268	1
	226	458	32
U.S. SMALL COMPANY FUND
Select Class	n/a	$143	$6
Institutional Class	n/a	37	2
	n/a	180	8

  *  Effective February 19, 2005, the Funds no longer bear class specific charges relating to Transfer Agent fees. The amount in the table above relate to the fees charged to each specific class prior to February 19, 2005.

5. Class Specific Distributions

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended June 30, 2005 and the year ended December 31, 2004 are as follows (amounts in thousands):

	June 30, 2005		December 31, 2004
	Net Investment Income	Realized Gains	Net Investment Income	Realized Gains
CAPITAL GROWTH FUND
Class A	$-	$-	$-	$53,171
Class B	-	-	-	6,588
Class C	-	-	-	947
Select Class	-	-	-	$1,142
	-	-	-	61,848
MID CAP EQUITY FUND
Select Class	$216	$-	$627	$23,640

JPMorgan U.S. Equity Mid/Small Cap Funds112

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

	June 30, 2005		December 31, 2004
	Net Investment Income	Realized Gains	Net Investment Income	Realized Gains
MID CAP VALUE FUND
Class A	$-	$-	$2,344	$16,897
Class B	-	-	-	2,288
Class C	-	-	-	6,079
Select Class	-	-	1,398	5,785
Institutional Class	-	-	4,851	15,152
	-	-	8,593	46,201
SMALL CAP CORE FUND
Select Class	$-	$-	$605	$87,711
SMALL CAP EQUITY FUND
Class A	$-	$-	$-	$16,153
Class B	-	-	-	2,612
Class C	-	-	-	-
Select Class	-	-	-	93,537
	-	-	-	112,302
U.S. SMALL COMPANY FUND
Select Class	$-	$-	$-	$15,506
Institutional Class	-	-	-	12,738
	-	-	-	28,244

6. Investment Transactions

During the year ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases	Sales
FUND
Capital Growth Fund	$600,745	$414,333
Dynamic Small Cap Fund	92,172	114,873
Mid Cap Equity Fund	137,725	124,511
Mid Cap Growth Fund	30,994	37,089
Mid Cap Value Fund	2,981,174	787,633
Small Cap Core Fund	192,496	222,346
Small Cap Equity Fund	184,645	149,500
U.S. Small Company Fund	34,422	64,012

JPMorgan U.S. Equity Mid/Small Cap Funds113

JPMorgan Funds

NOTES TO FINANCIAL
STATEMENTS

(CONTINUED)

(Unaudited)

7. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

	Aggregate Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
Capital Growth Fund	$670,079	$113,677	$(12,913)	$100,764
Dynamic Small Cap Fund	200,377	22,344	(8,685)	13,659
Mid Cap Equity Fund	215,132	49,969	(2,745)	47,224
Mid Cap Growth Fund	50,398	9,500	(841)	8,659
Mid Cap Value Fund	5,898,935	668,283	(81,351)	586,932
Small Cap Core Fund	950,209	90,282	(40,517)	49,765
Small Cap Equity Fund	388,666	79,280	(5,765)	73,515
U.S. Small Company Fund	155,453	32,466	(9,589)	22,877

8. Borrowings

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, effective February 18, 2005, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured,

uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

JPMorgan U.S. Equity Mid/Small Cap Funds114

SEMI-ANNUAL REPORT JUNE 30

2005

NOTES TO FINANCIAL
STATEMENTS

(Unaudited)

The outstanding borrowings from another fund or from the unsecured uncommitted credit facility and average borrowings for the period ended June 30, 2005, were as follows (in thousands):

	Outstanding Balance at June 30, 2005	Average Borrowings	Number of Days Outstanding	Interest Paid
FUND
Mid Cap Growth Fund	$-	$16,842	4	$1
Mid Cap Value Fund	-	65,256	3	4
Small Cap Equity	-	1,273	1	-	(h)

  (h)  Amount rounds to less than one thousand

9. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

10.  Transfer-In-Kind

During the fiscal year ended December 31, 2004, certain shareholders of the Small Cap Equity Fund redeemed from the Select Class and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund's portfolio securities. Cash and portfolio securities were transferred on the dates, at the market values listed, and gains for book purposes which resulted from the redemptions in-kind are listed below (amount in thousands):

	Date	Market Value	Realized Gain	Type
FUND
				Redemption
Small Cap Equity	12/06/04	$518,018	$159,702	in-kind

11. Subsequent Events

The Board of Trustees of the Mid Cap Growth Fund approved changing the Fund's name to Growth Advantage Fund, as well as changing its investment objective, strategy and process, to be effective August 17, 2005. In addition, the Board approved a change in benchmark from the Russell Mid Cap Growth Index to the Russell 3000 Growth Index.

As of the close of business on August 15, 2005, the Mid Cap Equity Fund will be publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund unless they meet certain requirements.

JPMorgan U.S. Equity Mid/Small Cap Funds115

JPMorgan Funds

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trusts (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	114		None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	114		Director, Janel Hydro, Inc. (automotive) (1993-present).

John F. Finn (1947); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer of Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979-present).	113	*	Director, Cardinal Health, Inc (CAH) (1994-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor of the City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	114		Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President – Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	114		Director of Providian Financial Corp. (banking) (2002-present).

Peter C. Marshall (1942); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000-2002); President, DCI Marketing, Inc. (1992-2000).	113	*	None.

Marilyn McCoy (1948); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	113	*	Director, Mather LifeWays (1994-present); Director, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985- 2001).	114		Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Robert A. Oden, Jr. (1946); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002-present); President, Kenyon College (1995-2002).	113	*	Director, American University in Cairo.

JPMorgan U.S. Equity Mid/Small Cap Funds 116

SEMI-ANNUAL REPORT JUNE 30

2005

TRUSTEES

(Unaudited)

Name (Year of Birth); Positions With the Trusts (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees (continued)

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	114		Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005. Trustee of heritage One Group Mutual Funds since 1990.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2002-present); Investment Officer, Wabash College (2004-present); self-employed consultant (January 2000-present); Director of Investments, Eli Lilly and Company (1988-1999).	113	*	Director, AMS Group (2001-present); Director, Wabash College (1988-present); Trustee, Seabury-Western Theological Seminary (1993-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	114		None.

Interested Trustee

Leonard M. Spalding, Jr.** (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	114	None.

  (1)  A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

  *  This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

  **  Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan U.S. Equity Mid/Small Cap Funds 117

JPMorgan Funds

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005;Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

JPMorgan U.S. Equity Mid/Small Cap Funds 118

SEMI-ANNUAL REPORT JUNE 30

2005

OFFICERS (CONTINUED)

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Christopher D. Walsh (1965), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

  *  The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

  **  The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan U.S. Equity Mid/Small Cap Funds 119

JPMorgan Funds

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan U.S. Equity Mid/Small Cap Funds 120

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
DYNAMIC SMALL CAP FUND
Class A
Actual**	$1,000	$982.70	$7.37	1.50%
Hypothetical**	$1,000	$1017.36	$7.50	1.50%
Class B
Actual**	$1,000	$980.00	$10.06	2.05%
Hypothetical**	$1,000	$1,014.63	$10.24	2.05%
Class C
Actual**	$1,000	$979.90	$10.01	2.04%
Hypothetical**	$1,000	$1,014.68	$10.19	2.04%
Select Class
Actual**	$1,000	$984.10	$5.41	1.10%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%
MID CAP EQUITY FUND
Select Class
Actual**	$1,000	$1,037.9	$4.55	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%
SMALL CAP CORE FUND
Select Class
Actual**	$1,000	$996.30	$3.96	0.80%
Hypothetical**	$1,000	$1,020.83	$4.01	0.80%
CAPITAL GROWTH FUND
Class A
Actual**	$1,000	$1,023.40	$5.97	1.19%
Hypothetical**	$1,000	$1,018.89	$5.96	1.19%
Class B
Actual**	$1,000	$1,021.00	$8.52	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual**	$1,000	$1,021.00	$8.42	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Select Class
Actual**	$1,000	$1,025.00	$4.52	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%

JPMorgan U.S. Equity Mid/Small Cap Funds 121

JPMorgan Funds

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
SMALL CAP EQUITY FUND
Class A
Actual**	$1,000	$1,031.00	$6.85	1.36%
Hypothetical**	$1,000	$1,018.05	$6.80	1.36%
Class B
Actual**	$1,000	$1,028.30	$9.56	1.90%
Hypothetical**	$1,000	$1,015.37	$9.49	1.90%
Class C
Actual*	$1,000	$1,027.90	$6.67	1.86%
Hypothetical**	$1,000	$1,015.57	$9.30	1.86%
Select Class
Actual**	$1,000	$1,033.60	$4.29	0.85%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%
U.S.SMALL COMPANY FUND
Select Class
Actual**	$1,000	$997.10	$5.00	1.01%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%
Institutional Class
Actual**	$1,000	$997.80	$4.11	0.83%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%
MID CAP GROWTH FUND
Class A
Actual**	$1,000	$1,022.60	$6.77	1.35%
Hypothetical**	$1,000	$1,018.10	$6.76	1.35%
Class B
Actual**	$1,000	$1,019.90	$10.27	2.05%
Hypothetical**	$1,000	$1,014.63	$10.24	2.05%

JPMorgan U.S. Equity Mid/Small Cap Funds 122

SEMI-ANNUAL REPORT JUNE 30

2005

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period

June 30, 2005

(Unaudited)

	Beginning Account Value	Ending Account Value, June 30, 2005	Expenses Paid During Period	Annualized Expense Ratio
MID CAP VALUE FUND
Class A
Actual**	$1,000	$1,049.40	$6.35	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class B
Actual**	$1,000	$1,046.60	$9.08	1.79%
Hypothetical**	$1,000	$1,015.92	$8.95	1.79%
Class C
Actual**	$1,000	$1,046.50	$9.03	1.78%
Hypothetical**	$1,000	$1,015.97	$8.90	1.78%
Select Class
Actual**	$1,000	$1,050.90	$5.09	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Institutional Class
Actual**	$1,000	$1,052.00	$3.82	0.75%
Hypothetical**	$1,000	$1,021.08	$3.76	0.75%

* Beginning account value as of February 19, 2005 (commencement of offering of Classes A and C Shares) and expenses paid during the period from February 19, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMorgan U.S. Equity Mid/Small Cap Funds 123

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Service Center at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Funds' website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PRSRT STD

U.S. POSTAGE

PAID

PERMIT 2891

KANSAS CITY, MO

SAN-SMC-605

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All rights reserved. August 2005.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory,  or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph  (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

J.P. Morgan Investors Services Co. began serving as the sub-administrator and, in such capacity, assisted with financial reporting for the period covered by this report. (JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.) began serving as the Registrant’s Administrator effective February 19, 2005.) The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 7, 2005